                    -  BT PYRAMID MUTUAL AND ADVISOR FUNDS  -




                       BT INVESTMENT EQUITY 500 INDEX FUND
                             EAFE EQUITY INDEX FUND
                              SMALL CAP INDEX FUND




                                  ANNUAL REPORT
                                  -------------
                                  DECEMBER-1996

--------------------------------------------------------------------------------
BT PYRAMID MUTUAL AND ADVISOR FUNDS


TABLE OF CONTENTS
--------------------------------------------------------------------------------

INTRODUCTION TO ANNUAL REPORT. . . . . . . . . . . . . . . . . . . . . . . . .3

LETTERS TO SHAREHOLDERS
   BT Pyramid Mutual Funds
      BT Investment Equity 500 Index Fund. . . . . . . . . . . . . . . . . . .4
   BT Advisor Funds
      EAFE Equity Index Fund . . . . . . . . . . . . . . . . . . . . . . . . .6
      Small Cap Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . .8

BT PYRAMID MUTUAL AND ADVISOR FUNDS
   Statement of Assets and Liabilities . . . . . . . . . . . . . . . . . . . 10
   Statement of Operations . . . . . . . . . . . . . . . . . . . . . . . . . 11
   Statement of Changes in Net Assets. . . . . . . . . . . . . . . . . . . . 12
   Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . . . 14
   Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . 16
   Report of Independent Accountants . . . . . . . . . . . . . . . . . . . . 18

BT PORTFOLIOS
   Schedules of Portfolio Investments. . . . . . . . . . . . . . . . . . . . 19
   Statement of Assets and Liabilities . . . . . . . . . . . . . . . . . . . 50
   Statement of Operations . . . . . . . . . . . . . . . . . . . . . . . . . 51
   Statement of Changes in Net Assets. . . . . . . . . . . . . . . . . . . . 52
   Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . . . 54
   Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . 55
   Report of Independent Accountants . . . . . . . . . . . . . . . . . . . . 58

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--------------------------------------------------------------------------------
BT PYRAMID MUTUAL AND ADVISOR FUNDS

INTRODUCTION TO ANNUAL REPORT
--------------------------------------------------------------------------------

The good news is that as the U.S. stock markets continued to soar in 1996 and the European markets as a whole performed nearly as well, index investing received a great deal of attention in the past year. The bad news is that much of the media has focused on the results of the index strategy over just one or two years. It is important to recognize that index funds may not be the ideal investment for those seeking short-term performance results. Rather, for investors with a long-term perspective, indexing, both in the U.S. and internationally, provides several advantages. Indexing allows you to participate in a portfolio of securities that is carefully structured to replicate, as closely as possible, the broad diversification and total return performance of an unmanaged group of securities, namely its benchmark index. Of course, indexing does not protect investors from the risks and downturns of various markets. However, unlike many actively managed funds, indexing does ensure that returns will not dramatically underperform relative to other funds investing in the same type of securities in any given year. The BT Pyramid Mutual and Advisor Funds offer these advantages--plus the global investment expertise, financial strength, and extensive research resources of Bankers Trust. While we neither evaluate short-term fluctuations in the Index Funds' performance nor manage according to a given outlook for the equity markets or the economy in general, we do continue to monitor economic conditions and how they affect the financial markets, as we seek to closely track the performance of the appropriate equity markets.

In that light, please take the time to read this annual report for the BT Pyramid Mutual and Advisor Funds and keep it for your records. It provides a review of the markets, the portfolios, and our outlook--all in an easy-to-read, consolidated format. Also included are complete financial summaries of the Funds' operations and listing of the Portfolios' holdings. This is the first annual report for the EAFE Equity Index Fund and Small Cap Index Fund.

We appreciate your ongoing support of the BT Pyramid Mutual and Advisor Funds and look forward to continuing to serve your investment needs for many years ahead.

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BT PYRAMID MUTUAL AND ADVISOR FUNDS

LETTER TO SHAREHOLDERS OF BT INVESTMENT EQUITY 500 INDEX FUND
--------------------------------------------------------------------------------

The BT Investment Equity 500 Index Fund (the "Fund") returned 22.83% for the twelve months ended December 31, 1996, tightly tracking both the 22.96% return of the S&P 500 Index and the 22.30% return of the Lipper S&P 500 Average. Since its inception on December 31, 1992, the Fund is up 86.62% cumulatively in total return as of December 31, 1996. This is a 16.88% average annualized total return.*

MARKET ACTIVITY
The bull market continued to roar in 1996 for equities, even if just a little less quietly than it did in 1995. The major difference between the two years was the higher degree of market volatility in 1996. Certainly, moderate growth of the economy, benign inflation, and interest rates unchanged by the Federal Reserve Board since January 1996 contributed to the year's low volatility by historical standards. So, too, did sustained positive numbers for employment, wages, and consumer confidence as well as the anticipated and then actual status quo results of the presidential and congressional elections.

--------------------------------------------------------------------------------
                                    OBJECTIVE

Seeks to match the performance of the stock market, as represented by the S&P 500 Index, before expenses.
--------------------------------------------------------------------------------

Still, volatility dominated equities progress as mixed economic signals and investors' concerns gave way to significant, though short-lived, "hiccups." After running strong through June, the Dow Jones Industrial Average plummeted 161 points on July 15, 1996. Wall Street held its breath, and economists had a field day predicting future chaos. But within two days, Wall Street exhaled, and the so-called experts were forced to admit that it is harder than ever to predict what happens next. By the middle of October, the Dow Jones broke the 6,000 barrier for the first time, and by Thanksgiving, the Dow leaped past 6,500 points. The Standard & Poor's 500 Index also moved to new record highs with increasing frequency, completely confounding general expectations that a serious stock market correction was at hand. Alan Greenspan's comments in early December about a "bubble" in stock prices and "irrational exuberance" in the market led to another wobble, but even that lasted less than a day. Small capitalization stocks slightly outperformed large cap stocks for the first six months of 1996, however, the July correction hit smaller cap stocks much harder than larger cap equities. Jitters led investors to the more seasoned, well known companies, and thus, for the twelve month period, large capitalization stocks outperformed small cap stocks. Within the large cap sector, growth stocks outperformed value stocks by approximately 1.50%. However, the opposite was true in small cap equities, where value stocks outperformed growth stocks by more than 10.00%, primarily due to the lag of the technology sector in the second half of the year.

--------------------------------------------------------------------------------
                             INVESTMENT INSTRUMENTS
Primarily equity securities, consisting of common stock of current S&P 500 companies.
--------------------------------------------------------------------------------

Overall, leading groups for 1996 included oil and gas drilling, shoes, and electronic semi-conductors. Trucking and transport, broadcast/media, and machines were the year's biggest losing sectors.

--------------------------------------------------------------------------------
TEN LARGEST STOCK HOLDINGS
--------------------------------------------------------------------------------
General Electric Co.                    Merck & Company, Inc.

Coca Cola Co.                           Philip Morris Companies, Inc.

Exxon Corp.                             Royal Dutch Petroleum Co.

Intel Corp.                             IBM Corp.

Microsoft Corp.                         Proctor & Gamble Co.
--------------------------------------------------------------------------------

MANAGER OUTLOOK
As the current stock market continues its run in what, to date, qualifies as the longest bull market in American economic history, the dominant question looking ahead is probably whether the market can repeat its performance in 1997. December numbers reported strength in industrial production, capacity utilization, and exports. Plus, stronger employment and income triggered a boost in end of year final sales, consumer spending, and consumer confidence. All of these factors suggest that the economy will likely expand somewhat in the months ahead, driving up wages and renewing inflationary pressures that, in turn, may drive up interest rates. While these conditions would serve as a drag on equities, we also believe that corporate profits are strong enough to overcome the effect of any increase in interest rates. Thus, in all, we believe there is still great opportunity for capital appreciation through equities, and we maintain a positive outlook for stock market performance.


                                /s/ Frank Salerno


                                  Frank Salerno
                            PORTFOLIO MANAGER OF THE
                           EQUITY 500 INDEX PORTFOLIO
                                December 31, 1996
--------------
* Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
BT PYRAMID MUTUAL AND ADVISOR FUNDS

LETTER TO SHAREHOLDERS OF BT INVESTMENT EQUITY 500 INDEX FUND
--------------------------------------------------------------------------------

                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS

                        BY SECTOR AS OF DECEMBER 31, 1996
                     (PERCENTAGES ARE BASED ON MARKET VALUE)

                                   [Pie Chart]

Consumer Durables              4%       Chemicals                      3%
Other                          5%       Consumer Non-Durables         15%
Retail Trade                   5%       Finance & Building            15%
Energy                         9%       Capital Goods                 14%
Business Equipment & Service  10%       Health Care                   10%
Utilities                     10%

--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
Comparison of Change in Value of a $10,000 Investment in the BT Investment Equity 500 Index Fund and the S&P 500 Index since December 31, 1992.

--------------------------------------------------------------------------------
                                Total Return
                           Ended December 31, 1996
                   One Year                   Since 12/31/92*
                    22.83%                         86.62%

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

                                     [Graph]

                 BT Investment Equity 500
                   Index Fund - $18,662              S&P 500 Index - $18,867
                 ------------------------            -----------------------

12/92                      10000                               10000
3/93                       10420                               10437
6/93                       10465                               10487
9/93                       10713                               10758
12/93                      10953                               11008
3/94                       10539                               10590
6/94                       10581                               10635
9/94                       11093                               11155
12/94                      11079                               11153
3/95                       12148                               12239
6/95                       13307                               13408
9/95                       14351                               14473
12/95                      15194                               15344
3/96                       16007                               16168
6/96                       16702                               16894
9/96                       17212                               17416
12/96                      18662                               18867

Past performance is not indicative of future performance. The S&P 500 Index is unmanaged and investments may not be made in an index.

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BT ADVISOR FUNDS

LETTER TO SHAREHOLDERS OF EAFE EQUITY INDEX FUND
--------------------------------------------------------------------------------

The EAFE Equity Index Fund (the "Fund") has not been in operation for a full twelve months, but from the Fund's Institutional Class Shares inception on January 24, 1996 through December 31, 1996, it was up 7.22% in total return, significantly outperforming the 5.61% return of the MSCI EAFE Index for the same period.* From the Advisor Class Shares inception on June 21, 1996 through December 31, 1996, it was up 1.57% in total return as compared to 1.46% for the MSCI EAFE Index. The MSCI EAFE Index is an unmanaged capitalization-weighted index containing approxmiately 1,100 equity securities of companies located outside the United States.

MARKET ACTIVITY
Overall, 18 of the 20 EAFE markets posted gains for the twelve month period ended December 31, 1996, and the MSCI EAFE Index was up 6.05%. Sixteen nations had double-digit returns, and twelve of those posted annual gains of between 20% and 40%. There was higher correlation among the global markets than usual during 1996, but Europe continued to hold its market leadership over the Pacific Basin countries. Japan had the worst annual performance. Equities added to performance for the year, while currencies detracted. Specifically, the EAFE basket of currencies fell 4.4% in value as the U.S. dollar strengthened in 1996. In fact, the U.S. dollar strengthened against all of the continental European currencies, most significantly 7.1% against the Deutschemark. It also strengthened 11.1% against the Yen. The dollar weakened only against the British Sterling.

--------------------------------------------------------------------------------
                                    Objective
Seeks to replicate as closely as possible the total return of the Morgan Stanley Capital International Europe Australia Far East (EAFE) Index.
--------------------------------------------------------------------------------

EUROPE
Regionally, Europe rose 21.1% during the annual period, tracking the S&P 500 return of 22.96% extremely closely. Also like the U.S., several of the European markets either reached or were close to all-time highs in the second half of the year, including Germany, the United Kingdom, France, Switzerland, the Netherlands, Sweden, Belgium, Spain, Denmark, Norway, and Ireland.

This positive climate for European equities was primarily boosted by widespread and multiple interest rate cuts, which started in January with Germany and continued throughout the year in virtually all of the European countries. The one interruption to this trend was in mid-summer, when the decline in the U.S. market was echoed throughout the world. Most markets began the third quarter falling in reaction to fear of rising U.S. interest rates, but when the Federal Reserve Board did not act, fears subsided, markets finished up for the quarter, and another round of interest rate cuts ensued.

--------------------------------------------------------------------------------
                             INVESTMENT INSTRUMENTS

Invests primarily in equity securities of business enterprises organized and domiciled outside of the United States. Statistical methods will be employed to replicate the Index by buying most of the relevant Index securities
--------------------------------------------------------------------------------

For the year, the markets also benefitted from a corporate downsizing trend, strong earnings, improving local bond markets, and various nations' moves to meet the Maastricht criteria for European Monetary Union. Another positive influence on the markets was U.S. economic data showing moderate growth, which, in turn, suggested that global economic growth would not be excessive. British stocks, in particular, rallied from the first half of the year on improving economic growth and favorable inflation reports.

PACIFIC BASIN
The Pacific Basin overall was down 8.6% during the annual period, primarily due to Japan's negative 15.5% return. After rallying in the second quarter, the Japanese stock market was hurt by foreign selling and expectations of an interest rate hike. Though strong GDP growth in the first quarter indicated that Japan was emerging from its recession, subsequent economic reports did not support this. Many analysts feel the Japanese economy is still weak and that the government is not likely to pass deregulation measures that would boost the economy. Its government also revealed a fiscal 1997 budget containing tax increases and lower stimulatory spending, adding to investor worries about both the economy's strength as well as earnings that have still not recovered. It is interesting to note that, based on this poor performance, Japan's weighting in the EAFE Index has dropped from about 40% earlier in the year to 32% at year end.

Singapore also had a negative return for the year. This was in part due to reports of declining export growth, as it was hurt by its currency being pegged to the strengthening U.S. dollar, and in part due to reduced GDP forecasts. Concerns continue over Hong Kong's market in anticipation of the nation being taken over by China in mid-1997. Nevertheless, Hong Kong actually performed quite well in the last six months of 1996, with most of the market's earnings coming from rebounding property-related businesses.

--------------------------------------------------------------------------------
TEN LARGEST STOCK HOLDINGS
--------------------------------------------------------------------------------
Toyota Motor Corp.                      Glaxo Wellcome Plc.

Royal Dutch Petroleum Co.               Roche Holding AG-Genuschine

Bank of Tokyo--Mitsubishi               Sumitomo Bank

Novartis AG                             Deutsche Telekom

British Petroleum Co. Plc.              Fuji Bank Ltd.
--------------------------------------------------------------------------------

MANAGER OUTLOOK
While we remain extremely cautious in our outlook for Japan, we do maintain our positive outlook for the equity markets of Europe and the Pacific Basin ex-Japan. Europe, in particular, may still see further interest rate cuts in the coming months, and based on its strong but slightly lagging performance in comparison to the U.S. equities market, there may still be room for further earnings growth in many of these nations' markets. Of course, as an index fund, designed to

--------------
* Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
BT ADVISOR FUNDS

LETTER TO SHAREHOLDERS OF EAFE EQUITY INDEX FUND
--------------------------------------------------------------------------------

                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS

                       BY COUNTRY AS OF DECEMBER 31, 1996
                     (PERCENTAGES ARE BASED ON MARKET VALUE)

                                   [Pie Chart]

Sweden                        2%        Spain                     2%
Malaysia                      2%        Other                    10%
Australia                     3%        Japan                    31%
Italy                         3%        United Kingdom           18%
Hong Kong                     4%        Germany                  8%
Netherlands                   5%
Switzerland                   5%
France                        7%


replicate as closely as possible the broad diversification and total return of the MSCI EAFE Index with net dividends, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets. The MSCI EAFE Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.

As always, we appreciate your support of the EAFE Equity Index Fund and look forward to continue serving your investment needs for many years ahead.


                              /s/ Richard J. Vella


                                Richard J. Vella
                            PORTFOLIO MANAGER OF THE
                           EAFE EQUITY INDEX PORTFOLIO
                                DECEMBER 31, 1996

--------------------------------------------------------------------------------

PERFORMANCE COMPARISON

Comparison of Change in Value of a $10,000 Investment in the EAFE Equity Index Fund - Institutional Class, and the MSCI EAFE Index since January 31, 1996.

--------------------------------------------------------------------------------
                           Total Return for the Period
                             Ended December 31, 1996

               Institutional                      Advisor
               Since 1/24/96*                  Since 6/21/96*
                   7.22%                           1.57%

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Comparison of Change in Value of a $10,000 Investment in the EAFE Equity Index Fund - Advisor Class, and the MSCI EAFE Index since June 30, 1996.
--------------------------------------------------------------------------------


                                     [Graph]

             EAFE Equity Index Fund -
          Institutional Class - $10,553      MSCI EAFE Index - $10,561
          -----------------------------      -------------------------
1/96                10000                              10000
3/96                10217                              10247
6/96                10404                              10409
9/96                10384                              10396
12/96               10553                              10561

                                     [Graph]

            EAFE Equity Index Fund -
             Advisor Class - $10,126         MSCI EAFE Index - $10,146
          -----------------------------      -------------------------
6/96                10000                              10000
9/96                 9970                               9987
12/96               10126                              10146

Past performance is not indicative of future performance. The MSCI EAFE Index is unmanaged and investments may not be made in an index.

--------------------------------------------------------------------------------
BT ADVISOR FUNDS

LETTER TO SHAREHOLDERS OF SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

The Small Cap Index Fund (the "Fund") has not been in operation for a full year, but from the Fund's Institutional Class Shares inception on July 10, 1996 through December 31, 1996, it was up 9.47% in total return, as compared to 15.66% in total return for its benchmark, the Russell 2000 Index, which measures small capitalization equities.* From the Advisor Class Shares inception August 8, 1996 through December 31, 1996, it was up 10.87% in total return as compared to 9.31% for the Russell 2000 Index. For the quarter ended December 31, the Institutional and Advisor Classes returned 4.76% and 4.89%, respectively, as compared to 5.20% for the Index. Both classes significantly outperformed the 2.48% return of the Lipper Small Cap Average for the quarter. Please note that, given the Fund Shares' inception dates, the following annual review will primarily focus on activities for the second half of the calendar year.

MARKET ACTIVITY
The bull market continued to roar in 1996 for equities, supported by moderate growth of the economy, benign inflation, and interest rates unchanged by the Federal Reserve Board since January 1996. Sustained positive numbers for employment, wages, and consumer confidence as well as the anticipated and then actual status quo results of the presidential and congressional elections also contributed to the positive market environment. Still, there was a significantly higher degree of market volatility in 1996 than in the previous year, especially for small cap stocks. For example, small cap stocks slightly outperformed large cap stocks for the first six months of 1996. However, when the market dropped over the weeks from June 5 through July 15, small cap stocks were hit much harder than larger cap equities. In fact, the Russell 2000 Index fell over 8% during this short period, as jitters led investors to the more seasoned, well known, larger cap companies. Volatility continued to dominate, as small cap stocks bounced back a bit in August and September, fell again in October, and then rallied in November and December.

--------------------------------------------------------------------------------
                                    OBJECTIVE

Seeks to replicate as closely as possible (before deduction of expenses of the Fund and Portfolio) the total return of the Russell 2000 Index.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             INVESTMENT INSTRUMENTS

Primarily equity securities, consisting of common stock of current Russell 2000 companies.
--------------------------------------------------------------------------------

Leading small cap groups for the second half of the year included energy, financial services, and consumer durables. Health care, consumer non-durables, and retail trade were the six months' biggest losing sectors. For the last quarter, the leading sectors were energy, financial services, and chemicals, and the worst performing sectors were metals, business equipment, and health care. Overall, small cap value stocks outperformed growth stocks by a ratio of nearly 2 to 1 during 1996, primarily due to the lag in the technology sector in the second half of the year. The Russell 2000 Index returned 16.50% for 1996. It is certainly worth noting that though invested in the Small Cap Index Fund for less than half the calendar year, investors benefited from a return that was more than half of the Index's annual return. This was primarily due to the fact that the Fund avoided most of the mid-summer market correction.

--------------------------------------------------------------------------------
TEN LARGEST STOCK HOLDINGS
--------------------------------------------------------------------------------

Dura Pharmaceuticals, Inc.              Public Storage, Inc.

Microchip Technology, Inc.              Dean Foods Co.

BJ Services Co.                         Vornado Realty Trust

Miller Herman, Inc.                     Crompton & Knowles Corp.

United Waste Systems, Inc.              Parker & Parsely Petrol Corp.
--------------------------------------------------------------------------------

MANAGER OUTLOOK
As the current stock market continues its run in what, to date, qualifies as the longest bull market in American economic history, the dominant question looking ahead is probably whether the market can repeat its performance in 1997. December numbers reported strength in industrial production, capacity utilization, and exports. Plus, stronger employment and income triggered a boost in end of year final sales, consumer spending, and consumer confidence. All of these factors suggest that the economy will likely expand somewhat in the months ahead, driving up wages and renewing inflationary pressures that, in turn, may drive up interest rates. While these conditions would serve as a drag on equities, we also believe that corporate profits are strong enough to overcome the effect of any increase in interest rates. Our outlook is also positive for small cap stocks, in particular. We believe their outperformance over large cap stocks in December combined with small caps' anticipated strength in January, as investors begin the new year re-evaluating their portfolios and seeking opportunities for superior growth, bodes well for the small cap market.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.


--------------------
* Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
BT ADVISOR FUNDS

LETTER TO SHAREHOLDERS OF SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS

                       BY SECTOR AS OF DECEMBER 31, 1996
                     (PERCENTAGES ARE BASED ON MARKET VALUE)

Capital Goods                 14%       Business Equipment & Services      13%
Finance & Building            26%       Consumer Non- Durables             12%
Forest Products                1%       Health Care                         9%
Transportation                 2%       Utilities                           5%
Metals                         2%       Retail Trade                        5%
Chemicals                      3%       Consumer Durables                   4%
                                        Energy                              4%

We appreciate your ongoing support of the Small Cap Index Fund and look forward to continuing to serve your investment needs for many years ahead.


                                /s/ Frank Salerno


                                  Frank Salerno
                            Portfolio Manager of the
                            Small Cap Index Portfolio
                                December 31, 1996

--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the Small Cap Index Fund -Institutional Class, and the Russell 2000 Index since July 31, 1996.

--------------------------------------------------------------------------------
                           TOTAL RETURN FOR THE PERIOD
                             ENDED DECEMBER 31, 1996
                    Institutional                 Advisor
                    Since 7/10/96*             Since 8/8/96*
                        9.47%                      10.87%

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the Small Cap Index Fund - Advisor Class, and the Russell 2000 Index since August 31, 1996.

                                     [Graph]

             Small Cap Index Fund -
          Institutional Class - $11,523           Russell 2000 Index - $11,566
          -----------------------------           ----------------------------
7/96                 10000                                     10000
9/96                 11000                                     10994
12/96                11523                                     11566

                                     [Graph]

             Small Cap Index Fund -
             Advisor Class - $10,902              Russell 2000 Index - $10,931
          -----------------------------           ----------------------------
8/96                 10000                                     10000
9/96                 10393                                     10391
12/96                10902                                     10931

Past performance is not indicative of future performance. The Russell 2000 Index is unmanaged and investments may not be an index.

--------------------------------------------------------------------------------
BT PYRAMID MUTUAL AND ADVISOR FUNDS

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                            BT INVESTMENT       EAFE EQUITY          SMALL CAP
                                                                          EQUITY 500 INDEX         INDEX               INDEX
                                                                          ----------------    ----------------    ----------------
ASSETS
   Investment in Portfolio, at Value*. . . . . . . . . . . . . . . . .    $    447,439,852    $     40,391,829    $     61,416,116
   Receivable for Shares of Beneficial Interest Subscribed . . . . . .           4,435,393               2,100             200,750
   Deferred Organizational Expense . . . . . . . . . . . . . . . . . .                  --               7,311               8,128
   Prepaid Expenses and Other. . . . . . . . . . . . . . . . . . . . .              11,634              10,951              10,225
   Due from Bankers Trust. . . . . . . . . . . . . . . . . . . . . . .                  --              37,360              47,225
                                                                          ----------------    ----------------    ----------------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         451,886,879          40,449,551          61,682,444
                                                                          ----------------    ----------------    ----------------
LIABILITIES
   Due to Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . .              42,343                  --                  --
   Payable for Shares of Beneficial Interest Redeemed. . . . . . . . .              37,842                  --                  --
   Accrued Expenses and Other. . . . . . . . . . . . . . . . . . . . .              44,254              65,005              47,542
                                                                          ----------------    ----------------    ----------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . .             124,439              65,005              47,542
                                                                          ----------------    ----------------    ----------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    451,762,440    $     40,384,546    $     61,634,902
                                                                          ----------------    ----------------    ----------------
                                                                          ----------------    ----------------    ----------------
COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . . . . . . . . . .    $    325,520,978    $     38,794,102    $     59,106,556
   Accumulated Net Investment Income (Loss). . . . . . . . . . . . . .              24,622                  --              (5,031)
   Accumulated Net Realized Gain (Loss) from Investments, Futures
     and Forward Foreign Currency Transactions . . . . . . . . . . . .            (749,375)              4,558              53,802
   Net Unrealized Appreciation on Investments, Futures, Foreign
     Currencies and Forward Foreign Currency Contracts . . . . . . . .         126,966,215           1,585,886           2,479,575
                                                                          ----------------    ----------------    ----------------
NET ASSETS, DECEMBER 31, 1996. . . . . . . . . . . . . . . . . . . . .    $    451,762,440    $     40,384,546    $     61,634,902
                                                                          ----------------    ----------------    ----------------
                                                                          ----------------    ----------------    ----------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets
  divided by shares outstanding) . . . . . . . . . . . . . . . . . . .    $          16.51    $             --    $             --
                                                                          ----------------    ----------------    ----------------
                                                                          ----------------    ----------------    ----------------
   Institutional Class+. . . . . . . . . . . . . . . . . . . . . . . .                  --               10.62               10.90
                                                                          ----------------    ----------------    ----------------
                                                                          ----------------    ----------------    ----------------
   Advisor Class++ . . . . . . . . . . . . . . . . . . . . . . . . . .                  --               10.14               11.04
                                                                          ----------------    ----------------    ----------------
                                                                          ----------------    ----------------    ----------------
   SHARES OUTSTANDING ($0.001 par value per share, unlimited number of
     shares of beneficial interest authorized) . . . . . . . . . . . .          27,370,025                  --                  --
   Institutional Class . . . . . . . . . . . . . . . . . . . . . . . .                  --           3,735,688           5,645,008
   Advisor Class . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --              70,726               6,991
                                                                          ----------------    ----------------    ----------------
                                                                          ----------------    ----------------    ----------------

--------------------
* Allocated from Equity 500 Index Portfolio, EAFE Equity Index Portfolio and Small Cap Index Portfolio, respectively.
+ Based on net assets of $39,667,483 and shares of 3,735,688 and net assets of $61,557,728 and shares of 5,645,008 for the EAFE Equity Index Fund and Small Cap Index Fund, respectively.
++ Based on net assets of $717,063 and shares of 70,726 and net assets of $77,174 and shares of 6,991 for the EAFE Equity Index Fund and Small Cap Index Fund, respectively.


              See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
BT PYRAMID MUTUAL AND ADVISOR FUNDS

STATEMENT OF OPERATIONS FOR THE PERIOD ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                           BT INVESTMENT        EAFE EQUITY           SMALL CAP
                                                                          EQUITY 500 INDEX         INDEX                INDEX
                                                                          ----------------    ----------------    ----------------
INVESTMENT INCOME
   Income, net*. . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      7,700,258    $        462,361    $        235,046
                                                                          ----------------    ----------------    ----------------
EXPENSES
   Administration and Service Fees . . . . . . . . . . . . . . . . . .           1,049,314              41,404              26,726
   Shareholder Reports . . . . . . . . . . . . . . . . . . . . . . . .              35,377              31,217              13,942
   Registration Fees . . . . . . . . . . . . . . . . . . . . . . . . .              25,010              14,743              11,083
   Professional Fees . . . . . . . . . . . . . . . . . . . . . . . . .              14,444              14,869              11,966
   Trustees Fees . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,010              12,501              10,705
   Amortization of Organizational Expenses . . . . . . . . . . . . . .                  --               1,689                  --
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,223               2,087               1,949
                                                                          ----------------    ----------------    ----------------
   Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . .           1,134,378             118,510              76,371
   Less:  Expenses Absorbed by Bankers Trust . . . . . . . . . . . . .            (595,135)           (104,356)            (69,671)
                                                                          ----------------    ----------------    ----------------
      Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . .             539,243              14,154               6,700
                                                                          ----------------    ----------------    ----------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . .           7,161,015             448,207             228,346
                                                                          ----------------    ----------------    ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, FOREIGN
  CURRENCIES AND FORWARD FOREIGN CURRENCY CONTRACTS
   Net Realized Gain from Investment Transactions. . . . . . . . . . .           3,453,711                 142             120,542
   Net Realized Gain (Loss) from Futures, Foreign Currencies and
     Forward Foreign Currency Transactions . . . . . . . . . . . . . .           1,463,232             (71,395)            (40,054)
   Net Change in Unrealized Appreciation on Investments, Futures,
     Foreign Currencies and Forward Foreign Currency Contracts . . . .          62,670,824           1,585,886           2,479,575
                                                                          ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES, FOREIGN
  CURRENCIES AND FORWARD FOREIGN CURRENCY CONTRACTS . . . . . . . . .           67,587,767           1,514,633           2,560,063
                                                                          ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS. . . . . . . . . . . . . .     $     74,748,782    $      1,962,840    $      2,788,409
                                                                          ----------------    ----------------    ----------------
                                                                          ----------------    ----------------    ----------------

* Net income allocated from Equity 500 Index Portfolio, EAFE Equity Index Portfolio and Small Cap Index Portfolio, respectively.


              See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
BT PYRAMID MUTUAL AND ADVISOR FUNDS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                    BT INVESTMENT EQUITY 500 INDEX FUND
                                                                                   -------------------------------------
                                                                                       FOR THE             FOR THE
                                                                                      YEAR ENDED          YEAR ENDED
                                                                                   DECEMBER 31, 1996   DECEMBER 31, 1995
                                                                                   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $       7,161,015   $       5,447,788
   Net Realized Gain from Investments and Futures Transactions . . . . . . . . .           4,916,943           1,496,201
   Net Change in Unrealized Appreciation on Investments and Futures Contracts. .          62,670,824          63,867,891
                                                                                   -----------------   -----------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . .          74,748,782          70,811,880
                                                                                   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (7,138,143)         (5,486,695)
   Net Realized Gain from Investments and Futures Transactions . . . . . . . . .          (3,704,248)         (1,330,630)
                                                                                   -----------------   -----------------
Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (10,842,391)         (6,817,325)
                                                                                   -----------------   -----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Sales of Shares . . . . . . . . . . . . . . . . . . . . . . . .         173,561,745          58,017,824
   Dividend Reinvestments. . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,594,759           6,791,560
   Cost of Shares Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . .         (73,440,345)        (33,561,682)
                                                                                   -----------------   -----------------
Net Increase from Capital Transactions in Shares of Beneficial Interest. . . . .         110,716,159          31,247,702
                                                                                   -----------------   -----------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .         174,622,550          95,242,257

NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         277,139,890         181,897,633
                                                                                   -----------------   -----------------
End of Year (including undistributed net investment income of $24,622 and $1,750
  for 1996 and 1995, respectively) . . . . . . . . . . . . . . . . . . . . . . .   $     451,762,440   $     277,139,890
                                                                                   -----------------   -----------------
                                                                                   -----------------   -----------------


                                                                                           EAFE EQUITY INDEX FUND
                                                                                            FOR THE PERIOD ENDED
                                                                                             DECEMBER 31, 1996
                                                                                           ----------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $         448,207
   Net Realized Loss from Investments, Futures, Foreign Currencies and Forward
     Foreign Currency Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (71,253)
   Net Change in Unrealized Appreciation on Investments, Futures, Foreign Currencies
     and Forward Foreign Currency Contracts. . . . . . . . . . . . . . . . . . . . . . . .           1,585,886
                                                                                             -----------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . . .           1,962,840
                                                                                             -----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (312,707)
   Net Realized Gain from Investment Transactions. . . . . . . . . . . . . . . . . . . . .             (59,689)
                                                                                             -----------------
TOTAL DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (372,396)
                                                                                             -----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net Increase resulting from Institutional Class . . . . . . . . . . . . . . . . . . . .          38,089,199
   Net Increase resulting from Advisor Class . . . . . . . . . . . . . . . . . . . . . . .             704,893
                                                                                             -----------------
Net Increase from Capital Transactions in Shares of Beneficial Interest. . . . . . . . . .          38,794,092
                                                                                             -----------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          40,384,536

NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  10
                                                                                             -----------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      40,384,546
                                                                                             -----------------
                                                                                             -----------------


              See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
BT PYRAMID MUTUAL AND ADVISOR FUNDS

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                           SMALL CAP INDEX FUND
                                                                                           --------------------
                                                                                           FOR THE PERIOD ENDED
                                                                                             DECEMBER 31, 1996
                                                                                           --------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $         228,346
   Net Realized Gain from Investments and Futures Transactions . . . . . . . . . . . . . .              80,488
   Net Change in Unrealized Appreciation on Investments and Futures Contracts. . . . . . .           2,479,575
                                                                                             -----------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . . .           2,788,409
                                                                                             -----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (233,377)
   Net Realized Gain from Investment Transactions. . . . . . . . . . . . . . . . . . . . .             (26,686)
                                                                                             -----------------
Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (260,063)
                                                                                             -----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net Increase resulting from Institutional Class Shares. . . . . . . . . . . . . . . . .          59,031,305
   Net increase resulting from Advisor Class Shares. . . . . . . . . . . . . . . . . . . .              75,241
                                                                                             -----------------
Net Increase from Capital Transactions in Shares of Beneficial Interest. . . . . . . . . .          59,106,546
                                                                                             -----------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          61,634,892

NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  10
                                                                                             -----------------
End of Period (including accumulated net investment loss of $5,031). . . . . . . . . . . .   $      61,634,902
                                                                                             -----------------
                                                                                             -----------------


              See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
BT PYRAMID MUTUAL AND ADVISOR FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for each period indicated for the BT Investment Equity 500 Index Fund, EAFE Equity Index Fund and Small Cap Index Fund.


                                                                              BT INVESTMENT EQUITY 500 INDEX FUND
                                                            ------------------------------------------------------------------------
                                                                             FOR THE YEAR ENDED
                                                                                 DECEMBER 31,                      DECEMBER 31, 1992
                                                            -----------------------------------------------------    (COMMENCEMENT
                                                              1996           1995           1994           1993      OF OPERATIONS)
                                                            --------       --------       --------       --------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .    $  13.82       $  10.36       $  10.57       $  10.00       $  10.00
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . .        0.30           0.29           0.22           0.24           --
   Net Realized and Unrealized Gain (Loss) on
     Investments and Futures Transactions. . . . . . . .        2.83           3.53          (0.10)          0.71           --
                                                            --------       --------       --------       --------       --------
Total from Investment Operations . . . . . . . . . . . .        3.13           3.82           0.12           0.95           --
                                                            --------       --------       --------       --------       --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . .       (0.30)         (0.29)         (0.22)         (0.24)          --
   Net Realized Gain from Investments and Futures
     Transactions. . . . . . . . . . . . . . . . . . . .       (0.14)         (0.07)         (0.11)         (0.14)          --
                                                            --------       --------       --------       --------       --------
Total Distributions. . . . . . . . . . . . . . . . . . .       (0.44)         (0.36)         (0.33)         (0.38)          --
                                                            --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .    $  16.51       $  13.82       $  10.36       $  10.57       $  10.00
                                                            --------       --------       --------       --------       --------
                                                            --------       --------       --------       --------       --------
Total Investment Return. . . . . . . . . . . . . . . . .       22.83%         37.15%          1.15%          9.53%          --
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted). . . . . . .    $451,762       $277,140       $181,898       $  1,835       $    100
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . . . . . . . .        2.05%          2.38%          2.68%          2.53%            --
      Expenses, including expenses of the
        Equity 500 Index Portfolio . . . . . . . . . . .        0.25%          0.25%          0.25%          0.25%            --
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust . . .        0.22%          0.23%          0.29%          1.82%            --



                                                                                     EAFE EQUITY INDEX FUND
                                                            ------------------------------------------------------------------------
                                                              INSTITUTIONAL CLASS SHARES                    ADVISOR CLASS SHARES
                                                            FOR THE PERIOD JANUARY 24, 1996             FOR THE PERIOD JUNE 21, 1996
                                                             (COMMENCEMENT OF OPERATIONS)               (COMMENCEMENT OF OPERATIONS)
                                                                 TO DECEMBER 31, 1996                       TO DECEMBER 31, 1996
                                                            -------------------------------             ----------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .               $  10.00                                   $  10.00
                                                                       --------                                   --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . .                   0.12                                       0.02
   Net Realized and Unrealized Gain on Investments and
     Foreign Currency Transactions . . . . . . . . . . .                   0.60                                       0.12
                                                                       --------                                   --------
Total from Investment Operations . . . . . . . . . . . .                   0.72                                       0.14
                                                                       --------                                   --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . . . . . . . .                  (0.08)                                     (0.00)+
   Net Realized Gain from Investment Transactions. . . .                  (0.02)                                     (0.00)+
                                                                       --------                                   --------
Total Distributions. . . . . . . . . . . . . . . . . . .                  (0.10)                                     (0.00)+
                                                                       --------                                   --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .               $  10.62                                   $  10.14
                                                                       --------                                   --------
                                                                       --------                                   --------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . .                   7.22%                                      1.57%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted). . . . . . .               $ 39,667                                   $    717
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . . . . . . . .                   1.64%*                                     0.67%*
      Expenses, including expenses of the
        EAFE Equity Index Portfolio. . . . . . . . . . .                   0.40%*                                     0.65%*
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust . . .                   0.48%*                                     1.70%*

--------------------
*  Annualized
+  Less than $0.01


              See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
BT PYRAMID MUTUAL AND ADVISOR FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                        SMALL CAP INDEX FUND
                                                            ------------------------------------------------------------------------
                                                               INSTITUTIONAL CLASS SHARES                   ADVISOR CLASS SHARES
                                                            -------------------------------             ----------------------------
                                                                     FOR THE PERIOD                            FOR THE PERIOD
                                                                      JULY 10, 1996                            AUGUST 8, 1996
                                                              (COMMENCEMENT OF OPERATIONS)              (COMMENCEMENT OF OPERATIONS)
                                                                  TO DECEMBER 31, 1996                      TO DECEMBER 31, 1996
                                                            -------------------------------             ----------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .               $  10.00                                   $  10.00
                                                                       --------                                   --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . .                   0.04                                       0.02
   Net Realized and Unrealized Gain on Investments and
     Futures Transactions. . . . . . . . . . . . . . . .                   0.90                                       1.06
                                                                       --------                                   --------
Total from Investment Operations . . . . . . . . . . . .                   0.94                                       1.08
                                                                       --------                                   --------
Distributions to Shareholders
   Net Investment Income . . . . . . . . . . . . . . . .                  (0.04)                                     (0.04)
   Net Realized Gain from Investment Transactions. . . .                  (0.00)+                                    (0.00)+
                                                                       --------                                   --------
Total Distributions. . . . . . . . . . . . . . . . . . .                  (0.04)                                     (0.04)
                                                                       --------                                   --------
Net Asset Value, End of Period . . . . . . . . . . . . .               $  10.90                                   $  11.04
                                                                       --------                                   --------
                                                                       --------                                   --------
Total Investment Return. . . . . . . . . . . . . . . . .                   9.47%                                     10.87%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted). . . . . . .               $ 61,558                                   $     77
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . . . . . . . .                   1.71%*                                     1.61%*
      Expenses, including expenses of the
        Small Cap Index Portfolio. . . . . . . . . . . .                   0.25%*                                     0.45%*
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust . . .                   0.62%*                                    22.69%*

--------------------
*  Annualized
+  Less than $0.01


              See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
BT PYRAMID MUTUAL AND ADVISOR FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

BT Pyramid Mutual Funds Trust and BT Advisor Funds Trust (collectively, the "Trusts") are registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment companies. The BT Pyramid Mutual Funds Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Advisor Funds Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Equity 500 Index Fund, EAFE Equity Index Fund and Small Cap Index Fund (collectively, the "Funds") are offered to investors by their respective Trusts.

The BT Advisor EAFE Equity Index and Small Cap Index Funds offers two classes of shares to investors, Institutional Class and Advisor Class shares (the "Shares"). Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. The following Funds commenced operations and began offering shares of beneficial interest on the following dates:

                                                 COMMENCEMENT OF
                                             OPERATIONS AND ISSUANCE
FUND                                                OF SHARES
------------------------------               -----------------------
BT Investment Equity 500 Index                  December 31, 1992
EAFE Equity Index                                January 24, 1996
Small Cap Index                                     July 10, 1996

The following shares commenced operations and began offering shares of beneficial interest as follows:

                                                  COMMENCEMENT OF
                                            OPERATIONS AND ISSUANCE OF
FUND/CLASS OF SHARES                        BENEFICIAL SHARE OFFERING
------------------------------              --------------------------
EAFE Equity Index:
   Institutional                                 January 24, 1996
   Advisor                                          June 21, 1996
Small Cap Index:
   Institutional                                    July 10, 1996
   Advisor                                         August 8, 1996

The Portfolios are open-end management investment companies registered under the Act. The Funds seek to achieve their investment objectives by investing all of their investable assets in the respective Portfolio. At December 31, 1996, each Fund's proportionate interest in net assets for its respective Portfolio was:

FUND                                            PRO RATA INTEREST
------------------------------               -----------------------
BT Investment Equity 500 Index                         23.24%
EAFE Equity Index                                      99.99%
Small Cap Index                                        74.82%

The financial statements of the Portfolios, including the Schedules of Portfolio Investments, are contained elsewhere in this report.

B.  INVESTMENT INCOME

The Funds earn income, net of expenses, daily on their investments in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income are allocated daily to each class of shares based upon the relative proportion of net assets.

C.  ORGANIZATIONAL EXPENSES

Costs incurred by the Funds in connection with their respective organization and initial registration are being amortized evenly over a five year period.

D.  DIVIDENDS

It is the Funds' policy to declare and distribute dividends annually for EAFE Equity Index and Small Cap Index, and quarterly for BT Investment Equity 500 Index, to shareholders from net investment income. Dividends payable to shareholders are recorded by the Funds on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

E.  FEDERAL INCOME TAXES

It is the Funds' policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required. Each of the Funds may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the period ended December 31, 1996, the EAFE Equity Index Fund reclassified $135,500 from accumulated net realized gains to accumulated net investment income.

F.  OTHER

The Trusts account separately for the assets, liabilities and operations of each of the Funds and Classes. Expenses directly attributable to each Class are charged to that Class, while expenses which are attributable to all of the Trusts' Funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Funds have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Funds in return for a fee computed daily and paid monthly at an annual rate of each Fund or Class average daily net assets. The following table provides annual rates and aggregate fees for each of the Funds or Class for the period ended December 31, 1996:

FUND/CLASS OF SHARES                   ANNUAL RATE            AGGREGATE FEES
------------------------------         -----------            --------------
BT Investment Equity 500 Index          0.30 of 1%             $  1,049,314
EAFE Equity Index:
   Institutional Class                  0.15 of 1%                   40,876
   Advisor Class                        0.30 of 1%                      528
Small Cap Index:
   Institutional Class                  0.20 of 1%                   26,700
   Advisor Class                        0.25 of 1%                       26

--------------------------------------------------------------------------------
BT PYRAMID MUTUAL AND ADVISOR FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

On September 30, 1996, the Trusts entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor. Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement at an annual rate not exceeding 0.20 of 1% of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of each Fund's shares. For the period ended December 31, 1996, there were no reimbursable expenses incurred under this agreement.

The EAFE Equity Index and Small Cap Index Funds' two Classes of shares impose a shareholder transaction fee paid when investors buy, sell or exchange shares of the Fund. Institutional Class Shares deduct a transaction fee of 0.25% from purchases, redemptions and exchanges into and out of the Fund. Advisor Class Shares deduct a transaction fee of 0.50% from redemptions and exchanges out of the Fund. These transaction fees are paid directly to the Fund and are deducted automatically from the amount invested, exchanged or redeemed (with the exception of reinvested dividends or capital gain distributions).

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Fund or Class of shares, to the extent necessary, to limit all expenses as follows: BT Investment Equity 500 Index to 0.17 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and 0.25 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio; EAFE Equity Index Fund Institutional Class of Shares to 0.05 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.40 of 1% of the average daily net assets of the Class, including expenses of the Portfolio; EAFE Equity Index Advisor Class of Shares to 0.30 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio, and
0.65 of 1% of the average daily net assets of the Class, including expenses of the Portfolio; Small Cap Index Fund Institutional Class of Shares to 0.05 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.25% of 1% of the average daily net assets of the Class, including expenses of the Portfolio; Small Cap Index Fund Advisor Class of Shares to 0.25 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.45 of 1% of the average daily net assets of the Class, including expenses of the Portfolio. For the period ended December 31, 1996, expenses have been reduced as follows:

FUND/CLASS OF SHARES                                    EXPENSES REDUCED
------------------------------                          ----------------
BT Investment Equity 500 Index                             $   595,135
EAFE Equity Index:
   Institutional Class                                         101,564
   Advisor Class                                                 2,792
Small Cap Index:
   Institutional Class                                          67,349
   Advisor Class                                                 2,322

Each of the Funds are subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Funds sell their shares. Currently, the most restrictive jurisdiction imposed expense limitation of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000 and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Funds are also directors, officers and/or employees of Edgewood and/or Signature. None of the trustees so affiliated received compensation for services as trustees of the Funds. Similarly, none of the Funds' officers received compensation from the Funds.

NOTE 3--SHARES OF BENEFICIAL INTEREST

At December 31, 1996, there were an unlimited number of shares of benefical interest authorized. Transactions in shares of beneficial interest were as follows:

                                                     FOR THE PERIOD ENDED DECEMBER 31, 1996*
               --------------------------------------------------------------------------------------------------------------------
                                  EAFE EQUITY INDEX                                            SMALL CAP INDEX
               --------------------------------------------------------    --------------------------------------------------------
                     INSTITUTIONAL                   ADVISOR                     INSTITUTIONAL                    ADVISOR
                     CLASS SHARES                  CLASS SHARES                  CLASS SHARES                  CLASS SHARES
               --------------------------    --------------------------    --------------------------    --------------------------
                SHARES          AMOUNT        SHARES          AMOUNT        SHARES          AMOUNT        SHARES          AMOUNT
               ---------     ------------    ---------     ------------    ---------     ------------    ---------     ------------
Sold           3,700,377     $ 37,717,871       73,338     $    731,005    5,856,530     $ 61,197,553        7,680     $     82,456
Reinvested        35,310          371,328           94              936       24,061          259,737           15              161
Redeemed              --               --       (2,706)         (27,048)    (235,584)      (2,425,985)        (704)          (7,376)
               ---------     ------------    ---------     ------------    ---------     ------------    ---------     ------------
Increase       3,735,687     $ 38,089,199       70,726     $    704,893    5,645,007     $ 59,031,305        6,991     $     75,241
               ---------     ------------    ---------     ------------    ---------     ------------    ---------     ------------
               ---------     ------------    ---------     ------------    ---------     ------------    ---------     ------------


                            BT Investment Equity 500 Index
              ---------------------------------------------------------
                   For the year ended            For the year ended
                   December 31, 1996             December 31, 1995
              ---------------------------   ---------------------------
                Shares          Amount        Shares          Amount
              ----------     ------------   ----------     ------------
Sold          11,525,460     $173,561,745    4,695,533     $ 58,017,824
Reinvested       671,568       10,594,759      528,399        6,791,560
Redeemed      (4,875,018)     (73,440,345)  (2,741,244)     (33,561,682)
              ----------     ------------   ----------     ------------
Increase       7,322,010     $110,716,159    2,482,688     $ 31,247,702
              ----------     ------------   ----------     ------------
              ----------     ------------   ----------     ------------


* Commencement of operations for the EAFE Equity Index Institutional Class and Advisor Class was January 24, 1996 and June 21, 1996, respectively, and for the Small Cap Index Institutional Class and Advisor Class was July 10, 1996 and August 8, 1996, respectively.

--------------------------------------------------------------------------------
BT PYRAMID MUTUAL AND ADVISOR FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of BT Pyramid Mutual and Advisor Funds:


We have audited the accompanying statement of assets and liabilities of the BT Investment Equity 500 Index Fund (one of the Funds comprising BT Pyramid Mutual Funds) and the EAFE Equity Index and Small Cap Index Funds (two of the Funds comprising BT Advisor Funds) as of December 31, 1996, and the related statement of operations for the periods then ended, the statement of changes in net assets for each of the two years in the period then ended for the BT Investment Equity 500 Index Fund, for the period January 24, 1996 (commencement of operations) to December 31, 1996 for the EAFE Equity Index Fund and for the period July 10, 1996 (commencement of operations) to December 31, 1996 for the Small Cap Index Fund and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
January 27, 1997

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

             COMMON STOCKS - 93.88%
             AEROSPACE - 2.00%
   114,744   Boeing Co.. . . . . . . . . . . . . . . . . . . . . $  12,205,893
    17,022   General Dynamics Corp.. . . . . . . . . . . . . . .     1,200,051
    64,745   Lockheed Martin Corp. . . . . . . . . . . . . . . .     5,924,168
    69,576   McDonnell Douglas Corp. . . . . . . . . . . . . . .     4,452,864
    17,079   Northrop Grumman Corp.. . . . . . . . . . . . . . .     1,413,287
    77,514   Raytheon Co.. . . . . . . . . . . . . . . . . . . .     3,730,361
    71,924   Rockwell International Corp.. . . . . . . . . . . .     4,378,374
    79,512   United Technologies Corp. . . . . . . . . . . . . .     5,247,792
                                                                 --------------
                                                                    38,552,790
                                                                 --------------
             AIRLINES - 0.30%
    28,102   AMR Corp. . . . . . . . . . . . . . . . . . . . . .     2,476,489
    26,649   Delta Air Lines, Inc. . . . . . . . . . . . . . . .     1,888,748
    45,100   Southwest Airlines Co.. . . . . . . . . . . . . . .       997,838
    20,915   USAir Group, Inc. . . . . . . . . . . . . . . . . .       488,888
                                                                 --------------
                                                                     5,851,963
                                                                 --------------

             APPAREL, TEXTILES - 0.62%
    16,503   Charming Shoppes, Inc. (a). . . . . . . . . . . . .        83,546
    77,614   Corning, Inc. . . . . . . . . . . . . . . . . . . .     3,589,648
    18,200   Fruit of the Loom, Inc. Cl. A (a) . . . . . . . . .       689,325
    25,303   Liz Claiborne, Inc. . . . . . . . . . . . . . . . .       977,328
    61,348   Nike, Inc. Cl. B. . . . . . . . . . . . . . . . . .     3,665,543
    24,429   Reebok International Ltd. . . . . . . . . . . . . .     1,026,018
     7,511   Russell Corp. . . . . . . . . . . . . . . . . . . .       223,452
     7,504   Spring Industries, Inc. Cl. A . . . . . . . . . . .       322,672
     6,149   Stride Rite Corp. . . . . . . . . . . . . . . . . .        61,490
    20,415   V.F. Corp.. . . . . . . . . . . . . . . . . . . . .     1,378,013
                                                                 --------------
                                                                    12,017,035
                                                                 --------------

             AUTO RELATED - 2.20%
    12,500   AutoZone, Inc. (a). . . . . . . . . . . . . . . . .       343,750
   236,702   Chrysler Corp.. . . . . . . . . . . . . . . . . . .     7,811,166
    12,534   Cummins Engine, Inc.. . . . . . . . . . . . . . . .       576,564
    26,574   Dana Corp.. . . . . . . . . . . . . . . . . . . . .       866,977
    27,782   Eaton Corp. . . . . . . . . . . . . . . . . . . . .     1,937,794
    21,444   Echlin Inc. . . . . . . . . . . . . . . . . . . . .       678,167
   375,964   Ford Motor Co.. . . . . . . . . . . . . . . . . . .    11,983,852
   246,284   General Motors Corp.. . . . . . . . . . . . . . . .    13,730,333
    43,084   Genuine Parts Co. . . . . . . . . . . . . . . . . .     1,917,238
    13,490   PACCAR Inc. . . . . . . . . . . . . . . . . . . . .       917,320
    24,643   Parker-Hannifin Corp. . . . . . . . . . . . . . . .       954,916
    12,748   Timken Co.. . . . . . . . . . . . . . . . . . . . .       584,814
                                                                 --------------
                                                                    42,302,891
                                                                 --------------

             BANKS - 6.85%
    35,234   Ahmanson (H.F.) & Co. . . . . . . . . . . . . . . .     1,145,105
   141,134   Banc One Corp.. . . . . . . . . . . . . . . . . . .     6,068,762
    50,567   Bank of Boston Corp.. . . . . . . . . . . . . . . .     3,248,930
   132,000   Bank of New York Company, Inc.. . . . . . . . . . .     4,455,000
   116,436   BankAmerica Corp. . . . . . . . . . . . . . . . . .    11,614,491
    65,494   Barnett Banks, Inc. . . . . . . . . . . . . . . . .     2,693,441
    52,454   Boatmen's Bancshares, Inc.. . . . . . . . . . . . .     3,383,283
   139,052   Chase Manhattan Corp. . . . . . . . . . . . . . . .    12,410,391
   148,766   Citicorp Co.. . . . . . . . . . . . . . . . . . . .    15,322,898
    39,000   Comerica Inc. . . . . . . . . . . . . . . . . . . .     2,042,625
    74,964   Corestates Financial Corp.. . . . . . . . . . . . .     3,888,757
    37,100   Fifth Third Bancorp . . . . . . . . . . . . . . . .     2,330,344
   106,536   First Chicago NBD Corp. . . . . . . . . . . . . . .     5,726,310
    92,250   First Union Corp. . . . . . . . . . . . . . . . . .     6,826,500
    13,717   Golden West Financial Corp. . . . . . . . . . . . .       865,886
    48,784   Great Western Financial Corp. . . . . . . . . . . .     1,414,736
    75,400   KeyCorp . . . . . . . . . . . . . . . . . . . . . .     3,807,700
    43,862   Mellon Bank Corp. . . . . . . . . . . . . . . . . .     3,114,202
    62,560   Morgan (J.P.) & Company, Inc. . . . . . . . . . . .     6,107,420
    66,500   National City Corp. . . . . . . . . . . . . . . . .     2,984,187
    94,326   NationsBank Corp. . . . . . . . . . . . . . . . . .     9,220,366
   124,208   Norwest Corp. . . . . . . . . . . . . . . . . . . .     5,403,048
    14,300   Republic New York Corp. . . . . . . . . . . . . . .     1,167,238
    67,160   Suntrust Banks, Inc.. . . . . . . . . . . . . . . .     3,307,630
    53,188   U.S. Bancorp. . . . . . . . . . . . . . . . . . . .     2,390,136
    49,100   Wachovia Corp.. . . . . . . . . . . . . . . . . . .     2,774,150
    30,170   Wells Fargo & Co. . . . . . . . . . . . . . . . . .     8,138,357
                                                                 --------------
                                                                   131,851,893
                                                                 --------------

             BEVERAGES - 3.57%
   162,180   Anheuser-Busch Companies, Inc.. . . . . . . . . . .     6,487,200
     7,519   Brown Forman, Inc. Cl. B. . . . . . . . . . . . . .       343,994
   806,922   Coca-Cola Co. . . . . . . . . . . . . . . . . . . .    42,464,270
     5,668   Coors (Adolph), Inc. Cl. B. . . . . . . . . . . . .       107,692
   498,694   PepsiCo Inc.. . . . . . . . . . . . . . . . . . . .    14,586,800
   124,337   Seagram Ltd.. . . . . . . . . . . . . . . . . . . .     4,818,059
                                                                 --------------
                                                                    68,808,015
                                                                 --------------

             BUILDING & CONSTRUCTION - 0.65%
    13,283   Armstrong World Industries, Inc.. . . . . . . . . .       923,168
     6,490   Centex Corp.. . . . . . . . . . . . . . . . . . . .       244,186
     9,466   Crane Co. . . . . . . . . . . . . . . . . . . . . .       274,514
     8,706   Fleetwood Enterprises, Inc. . . . . . . . . . . . .       239,415
   151,151   Home Depot, Inc.. . . . . . . . . . . . . . . . . .     7,576,444
    55,611   Masco Corp. . . . . . . . . . . . . . . . . . . . .     2,001,996
    12,950   Owens Corning . . . . . . . . . . . . . . . . . . .       551,994
    23,130   Stanley Works . . . . . . . . . . . . . . . . . . .       624,510
                                                                 --------------
                                                                    12,436,227
                                                                 --------------

             BUILDING, FOREST PRODUCTS - 0.46%
    19,603   Boise Cascade Corp. . . . . . . . . . . . . . . . .       622,395
    33,528   Champion International Corp.. . . . . . . . . . . .     1,450,086
    29,801   Georgia-Pacific Corp. . . . . . . . . . . . . . . .     2,145,672
    10,377   Johnson Controls, Inc.. . . . . . . . . . . . . . .       859,994
     1,845   Kaufman & Broad Home Corp.. . . . . . . . . . . . .        23,754
    27,758   Louisiana Pacific Corp. . . . . . . . . . . . . . .       586,388
     4,501   Potlatch Corp.. . . . . . . . . . . . . . . . . . .       193,543
    62,594   Weyerhaeuser Co.. . . . . . . . . . . . . . . . . .     2,965,391
                                                                 --------------
                                                                     8,847,223
                                                                 --------------
             CHEMICALS & TOXIC WASTE - 2.94%
    32,204   Air Products & Chemical Corp. . . . . . . . . . . .     2,226,101


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------
Shares       Description                                             Value
------       -----------                                             -----

    87,440   Amgen Inc. (a). . . . . . . . . . . . . . . . . . . $   4,754,550
    76,576   Dow Chemical Co.. . . . . . . . . . . . . . . . . .     6,001,644
   178,996   Du Pont (E.I.) de Nemours & Co. . . . . . . . . . .    16,892,747
    27,481   Eastman Chemical Co.. . . . . . . . . . . . . . . .     1,518,325
     9,350   FMC Corp. (a) . . . . . . . . . . . . . . . . . . .       655,669
    30,749   Grace (W.R.) & Co.. . . . . . . . . . . . . . . . .     1,591,261
    23,296   Great Lakes Chemical Corp.. . . . . . . . . . . . .     1,089,088
    35,514   Hercules, Inc.. . . . . . . . . . . . . . . . . . .     1,535,980
    27,402   Mallinckrodt, Inc.. . . . . . . . . . . . . . . . .     1,209,113
   188,020   Monsanto Co.. . . . . . . . . . . . . . . . . . . .     7,309,277
    48,606   Morton International, Inc.. . . . . . . . . . . . .     1,980,695
    16,525   Nalco Chemical Co.. . . . . . . . . . . . . . . . .       596,966
    56,642   PPG Industries, Inc.. . . . . . . . . . . . . . . .     3,179,032
    16,038   Raychem Corp. . . . . . . . . . . . . . . . . . . .     1,285,045
    22,259   Rohm & Haas Co. . . . . . . . . . . . . . . . . . .     1,816,891
    18,600   Sigma-Aldrich Corp. . . . . . . . . . . . . . . . .     1,161,338
    44,017   Union Carbide Corp. . . . . . . . . . . . . . . . .     1,799,195
                                                                 --------------
                                                                    56,602,917
                                                                 --------------

             COMPUTER SERVICES - 1.02%
    56,100   3Com Corp. (a). . . . . . . . . . . . . . . . . . .     4,116,337
    87,012   Automatic Data Processing, Inc. . . . . . . . . . .     3,730,639
    51,400   Cabletron Systems, Inc. (a) . . . . . . . . . . . .     1,709,050
   124,050   CUC International, Inc. (a) . . . . . . . . . . . .     2,946,188
    59,400   Dell Computer Corp. (a) . . . . . . . . . . . . . .     3,155,625
    75,200   EMC Corp. (a) . . . . . . . . . . . . . . . . . . .     2,491,000
    58,015   Silicon Graphics, Inc. (a). . . . . . . . . . . . .     1,479,383
                                                                 --------------
                                                                    19,628,222
                                                                 --------------

             COMPUTER SOFTWARE - 3.26%
   210,900   Cisco Systems, Inc. (a) . . . . . . . . . . . . . .    13,418,512
   115,350   Computer Associates International Inc.. . . . . . .     5,738,663
   382,300   Microsoft Corp. (a) . . . . . . . . . . . . . . . .    31,587,538
   208,404   Oracle Corp. (a). . . . . . . . . . . . . . . . . .     8,700,867
    83,100   Seagate Technology (a). . . . . . . . . . . . . . .     3,282,450
                                                                 --------------
                                                                    62,728,030
                                                                 --------------

             CONTAINERS - 0.25%
    27,930   Avery Dennison Corp.. . . . . . . . . . . . . . . .       988,024
     2,854   Ball Corp.. . . . . . . . . . . . . . . . . . . . .        74,204
    42,650   Crown Cork & Seal Company, Inc. . . . . . . . . . .     2,319,094
    26,249   Stone Container Corp. . . . . . . . . . . . . . . .       390,454
    19,322   Temple-Inland, Inc. . . . . . . . . . . . . . . . .     1,045,803
                                                                 --------------
                                                                     4,817,579
                                                                 --------------

             COSMETICS & TOILETRIES - 0.95%
     1,399   Alberto-Culver Co. Cl. B. . . . . . . . . . . . . .        67,152
    45,028   Avon Products, Inc. . . . . . . . . . . . . . . . .     2,572,225
   178,408   Gillette Co.. . . . . . . . . . . . . . . . . . . .    13,871,222
    39,387   International Flavors & Fragrance, Inc. . . . . . .     1,772,415
                                                                 --------------
                                                                    18,283,014
                                                                 --------------

             DIVERSIFIED - 1.36%
    47,469   Allegheny Teledyne, Inc.. . . . . . . . . . . . . .     1,091,787
    20,702   Ceridian Corp. (a). . . . . . . . . . . . . . . . .       838,431
    46,600   First Bank System, Inc. . . . . . . . . . . . . . .     3,180,450
    35,100   Loews Corp. . . . . . . . . . . . . . . . . . . . .     3,308,175
   134,578   Minnesota Mining & Manufacturing Co.. . . . . . . .    11,153,152
     3,927   NACCO Industries, Inc. Cl. A. . . . . . . . . . . .       210,094
    40,064   Pall Corp.. . . . . . . . . . . . . . . . . . . . .     1,021,632
    51,715   Praxair, Inc. . . . . . . . . . . . . . . . . . . .     2,385,354
    22,420   Supervalu, Inc. . . . . . . . . . . . . . . . . . .       636,168
    24,303   Textron, Inc. . . . . . . . . . . . . . . . . . . .     2,290,558
                                                                 --------------
                                                                    26,115,801
                                                                 --------------

             DRUGS - 5.43%
   201,966   American Home Products Corp.. . . . . . . . . . . .    11,840,257
   163,289   Bristol Myers Squibb Co.. . . . . . . . . . . . . .    17,757,679
   178,370   Lilly (Eli) & Co. . . . . . . . . . . . . . . . . .    13,021,010
   385,297   Merck & Company, Inc. . . . . . . . . . . . . . . .    30,534,787
   205,104   Pfizer Inc. . . . . . . . . . . . . . . . . . . . .    16,997,994
   118,558   Schering-Plough Corp. . . . . . . . . . . . . . . .     7,676,630
    89,786   Warner-Lambert Co.. . . . . . . . . . . . . . . . .     6,733,950
                                                                 --------------
                                                                   104,562,307
                                                                 --------------

             ELECTRICAL EQUIPMENT - 4.26%
   527,222   General Electric Co.. . . . . . . . . . . . . . . .    52,129,075
    46,700   General Instrument Corp. (a). . . . . . . . . . . .     1,009,887
    15,572   General Signal Corp.. . . . . . . . . . . . . . . .       665,703
    15,665   Grainger (W.W.), Inc. . . . . . . . . . . . . . . .     1,257,116
   324,040   Hewlett-Packard Co. . . . . . . . . . . . . . . . .    16,283,010
    39,023   ITT Corp. (New) (a) . . . . . . . . . . . . . . . .     1,692,623
    39,123   ITT Hartford Group, Inc.. . . . . . . . . . . . . .     2,640,802
    39,023   ITT Industries, Inc.. . . . . . . . . . . . . . . .       956,064
    53,532   Tyco International Ltd. . . . . . . . . . . . . . .     2,830,505
   129,910   Westinghouse Electric Corp. . . . . . . . . . . . .     2,581,961
                                                                 --------------
                                                                    82,046,746
                                                                 --------------

             ELECTRONICS - 4.30%
    46,741   Advanced Micro Devices, Inc. (a). . . . . . . . . .     1,203,581
    88,306   AlliedSignal, Inc.. . . . . . . . . . . . . . . . .     5,916,502
    74,873   AMP Inc.. . . . . . . . . . . . . . . . . . . . . .     2,873,251
    57,200   Applied Materials (a) . . . . . . . . . . . . . . .     2,055,625
    74,300   Emerson Electric Co.. . . . . . . . . . . . . . . .     7,188,525
    14,371   Harris Corp.. . . . . . . . . . . . . . . . . . . .       986,210
   263,014   Intel Corp. . . . . . . . . . . . . . . . . . . . .    34,438,396
    43,800   LSI Logic Corp. (a) . . . . . . . . . . . . . . . .     1,171,650
    65,700   Micron Technology, Inc. . . . . . . . . . . . . . .     1,913,512
   188,142   Motorola, Inc.. . . . . . . . . . . . . . . . . . .    11,547,215
    48,026   National Semiconductor Corp. (a). . . . . . . . . .     1,170,634
    81,301   Northern Telecom Ltd. . . . . . . . . . . . . . . .     5,030,499
    12,825   Perkin-Elmer Corp.. . . . . . . . . . . . . . . . .       755,072
    17,638   Scientific-Atlanta, Inc.. . . . . . . . . . . . . .       264,570
     7,938   Tektronix, Inc. . . . . . . . . . . . . . . . . . .       406,823
    59,328   Texas Instruments, Inc. . . . . . . . . . . . . . .     3,782,160
    20,800   Thomas & Betts Corp.. . . . . . . . . . . . . . . .       923,000
     5,527   Trinova Corp. . . . . . . . . . . . . . . . . . . .       201,045
    14,359   Western Atlas, Inc. (a) . . . . . . . . . . . . . .     1,017,694
                                                                 --------------
                                                                    82,845,964
                                                                 --------------


See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

             ENVIRONMENTAL CONTROL - 0.41%
    67,335   Browning-Ferris Industries, Inc.. . . . . . . . . . $   1,767,544
    69,400   Laidlaw, Inc. Cl. B . . . . . . . . . . . . . . . .       798,100
     6,726   Safety-Kleen. . . . . . . . . . . . . . . . . . . .       110,138
   162,358   WMX Technologies, Inc.. . . . . . . . . . . . . . .     5,296,930
                                                                 --------------
                                                                     7,972,712
                                                                 --------------

             FINANCIAL SERVICES - 3.75%
   155,166   American Express Co.. . . . . . . . . . . . . . . .     8,766,879
    19,352   Beneficial Corp.. . . . . . . . . . . . . . . . . .     1,226,433
    52,974   Dean Witter, Discover & Co. . . . . . . . . . . . .     3,509,527
    59,256   Federal Home Loan Mortgage Corp.. . . . . . . . . .     6,525,567
   345,864   Federal National Mortgage Assn. . . . . . . . . . .    12,883,434
   149,200   First Data Corp.. . . . . . . . . . . . . . . . . .     5,445,800
    87,144   Fleet Financial Group, Inc. . . . . . . . . . . . .     4,346,307
    46,200   Green Tree Financial Corp.. . . . . . . . . . . . .     1,784,475
    31,158   Household International, Inc. . . . . . . . . . . .     2,874,325
    68,745   MBNA Corp.. . . . . . . . . . . . . . . . . . . . .     2,852,918
    50,938   Merrill Lynch & Co., Inc. . . . . . . . . . . . . .     4,151,447
    45,700   Morgan Stanley Group, Inc.. . . . . . . . . . . . .     2,610,613
   115,333   PNC Banc Corp.. . . . . . . . . . . . . . . . . . .     4,339,404
    38,233   Salomon, Inc. . . . . . . . . . . . . . . . . . . .     1,801,730
   201,912   Travelers Group, Inc. . . . . . . . . . . . . . . .     9,161,757
                                                                 --------------
                                                                    72,280,616
                                                                 --------------

             FOOD SERVICES, LODGING - 0.59%
    46,319   Darden Restaurants, Inc.. . . . . . . . . . . . . .       405,291
   220,114   McDonald's Corp.. . . . . . . . . . . . . . . . . .     9,960,159
    43,462   Wendy's International, Inc. . . . . . . . . . . . .       890,971
                                                                 --------------
                                                                    11,256,421
                                                                 --------------

             FOODS - 2.91%
   178,802   Archer-Daniels-Midland Co.. . . . . . . . . . . . .     3,933,644
    77,477   Campbell Soup Co. . . . . . . . . . . . . . . . . .     6,217,529
    73,516   ConAgra, Inc. . . . . . . . . . . . . . . . . . . .     3,657,421
    49,230   CPC International, Inc. . . . . . . . . . . . . . .     3,815,325
    48,619   General Mills, Inc. . . . . . . . . . . . . . . . .     3,081,229
   123,675   Heinz, (H.J.) Co. . . . . . . . . . . . . . . . . .     4,421,381
    38,094   Hershey Foods Corp. . . . . . . . . . . . . . . . .     1,666,613
    65,207   Kellogg Co. . . . . . . . . . . . . . . . . . . . .     4,279,209
    23,500   Pioneer Hi-Bred International, Inc. . . . . . . . .     1,645,000
    47,484   Quaker Oats Co. . . . . . . . . . . . . . . . . . .     1,810,328
    30,705   Ralston Purina Co.. . . . . . . . . . . . . . . . .     2,252,979
   150,387   Sara Lee Corp.. . . . . . . . . . . . . . . . . . .     5,601,916
    61,710   Sysco Corp. . . . . . . . . . . . . . . . . . . . .     2,013,289
    52,717   Unilever N.V., ADR. . . . . . . . . . . . . . . . .     9,238,654
    21,827   Whitman Corp. . . . . . . . . . . . . . . . . . . .       499,293
    33,492   Wrigley (WM) Jr. Co.. . . . . . . . . . . . . . . .     1,883,925
                                                                 --------------
                                                                    56,017,735
                                                                 --------------

             FOREST PRODUCTS & PAPER - 0.06%
    16,000   Willamette Industries, Inc. . . . . . . . . . . . .     1,118,000

             HEALTHCARE - 1.10%
   245,022   Abbott Laboratories . . . . . . . . . . . . . . . .    12,434,866
   212,322   Columbia/HCA Healthcare Corp. . . . . . . . . . . .     8,652,122
                                                                 --------------
                                                                    21,086,988
                                                                 --------------

             HOSPITAL SUPPLIES & HEALTHCARE - 2.53%
    23,601   Allergan, Inc.. . . . . . . . . . . . . . . . . . .       840,786
    31,534   Alza Corp. (a). . . . . . . . . . . . . . . . . . .       815,942
    12,477   Bard (C.R.), Inc. . . . . . . . . . . . . . . . . .       349,356
    18,223   Bausch & Lomb, Inc. . . . . . . . . . . . . . . . .       637,805
    92,463   Baxter International, Inc.. . . . . . . . . . . . .     3,790,983
    42,332   Becton, Dickinson Co. . . . . . . . . . . . . . . .     1,836,150
    20,682   Beverly Enterprises (a) . . . . . . . . . . . . . .       263,695
    37,950   Biomet, Inc.. . . . . . . . . . . . . . . . . . . .       573,994
    59,400   Boston Scientific Corp. (a) . . . . . . . . . . . .     3,564,000
    23,200   Guidant Corp. . . . . . . . . . . . . . . . . . . .     1,322,400
    54,200   Humana, Inc. (a). . . . . . . . . . . . . . . . . .     1,036,575
   424,396   Johnson & Johnson . . . . . . . . . . . . . . . . .    21,113,701
    18,360   Manor Care, Inc.. . . . . . . . . . . . . . . . . .       495,720
    79,552   Medtronic, Inc. . . . . . . . . . . . . . . . . . .     5,409,536
    10,274   Shared Medical Systems Corp.. . . . . . . . . . . .       505,995
    27,219   St. Jude Medical, Inc. (a). . . . . . . . . . . . .     1,160,210
    62,510   Tenet Healthcare Corp. (a). . . . . . . . . . . . .     1,367,406
    61,300   United Healthcare Corp. . . . . . . . . . . . . . .     2,758,500
    21,548   US Surgical Corp. . . . . . . . . . . . . . . . . .       848,453
                                                                 --------------
                                                                    48,691,207
                                                                 --------------

             HOTEL/MOTEL - 0.37%
    43,200   HFS, Inc. (a) . . . . . . . . . . . . . . . . . . .     2,581,200
    80,341   Hilton Hotels Corp. . . . . . . . . . . . . . . . .     2,098,909
    44,190   Marriott International, Inc.. . . . . . . . . . . .     2,441,497
                                                                 --------------
                                                                     7,121,606
                                                                 --------------

             HOUSEHOLD FURNISHINGS - 0.17%
    20,612   Maytag Corp.. . . . . . . . . . . . . . . . . . . .       407,087
    47,858   Newell Co.. . . . . . . . . . . . . . . . . . . . .     1,507,527
    27,339   Whirlpool Corp. . . . . . . . . . . . . . . . . . .     1,274,681
                                                                 --------------
                                                                     3,189,295
                                                                 --------------

             HOUSEHOLD PRODUCTS - 1.65%
    17,652   Clorox Co.. . . . . . . . . . . . . . . . . . . . .     1,771,819
    47,651   Colgate-Palmolive Co. . . . . . . . . . . . . . . .     4,395,805
   218,470   Procter & Gamble Co.. . . . . . . . . . . . . . . .    23,485,525
    44,002   Rubbermaid, Inc.. . . . . . . . . . . . . . . . . .     1,001,046
    22,196   Tupperware Corp.. . . . . . . . . . . . . . . . . .     1,190,261
                                                                 --------------
                                                                    31,844,456
                                                                 --------------

             INSURANCE - 3.18%
    50,459   Aetna, Inc. . . . . . . . . . . . . . . . . . . . .     4,036,720
     6,909   Alexander & Alexander Services, Inc.. . . . . . . .       120,044
   142,450   Allstate Corp.. . . . . . . . . . . . . . . . . . .     8,244,294
    68,654   American General Corp.. . . . . . . . . . . . . . .     2,806,232
   148,767   American International Group, Inc.. . . . . . . . .    16,104,028
    31,700   Aon Corp. . . . . . . . . . . . . . . . . . . . . .     1,969,362
    57,972   Chubb Corp. . . . . . . . . . . . . . . . . . . . .     3,115,995
    25,833   Cigna Corp. . . . . . . . . . . . . . . . . . . . .     3,529,434
    27,378   General Re Corp.. . . . . . . . . . . . . . . . . .     4,318,879


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

    19,477   Jefferson-Pilot Corp. . . . . . . . . . . . . . . . $   1,102,885
    28,510   Lincoln National Corp.. . . . . . . . . . . . . . .     1,496,775
    24,962   Marsh & McLennan Companies, Inc.. . . . . . . . . .     2,596,048
    14,000   MBIA, Inc.. . . . . . . . . . . . . . . . . . . . .     1,417,500
    19,300   MGIC Investment Corp. . . . . . . . . . . . . . . .     1,466,800
    31,598   Providian Corp. . . . . . . . . . . . . . . . . . .     1,623,347
    43,302   SAFECO Corp.. . . . . . . . . . . . . . . . . . . .     1,707,723
    30,130   St. Paul Companies, Inc.. . . . . . . . . . . . . .     1,766,371
    18,834   Torchmark Corp. . . . . . . . . . . . . . . . . . .       951,117
    26,000   UNUM Corp.. . . . . . . . . . . . . . . . . . . . .     1,878,500
    30,017   USF&G Corp. . . . . . . . . . . . . . . . . . . . .       626,605
    11,930   USLife Corp.. . . . . . . . . . . . . . . . . . . .       396,673
                                                                 --------------
                                                                    61,275,332
                                                                 --------------

             LEISURE RELATED - 1.13%
    29,114   American Greetings Corp. Cl. A. . . . . . . . . . .       826,110
    24,842   Brunswick Corp. . . . . . . . . . . . . . . . . . .       596,208
   215,457   Disney (Walt) Co. . . . . . . . . . . . . . . . . .    15,001,194
    18,939   Harcourt General, Inc.. . . . . . . . . . . . . . .       873,561
    37,115   Harrah's Entertainment, Inc. (a). . . . . . . . . .       737,661
    29,425   Hasbro, Inc.. . . . . . . . . . . . . . . . . . . .     1,143,897
     5,839   Jostens, Inc. . . . . . . . . . . . . . . . . . . .       123,349
    90,965   Mattel, Inc.. . . . . . . . . . . . . . . . . . . .     2,524,279
                                                                 --------------
                                                                    21,826,259
                                                                 --------------

             MACHINERY - 1.32%
    25,971   Black & Decker Corp.. . . . . . . . . . . . . . . .       782,376
    10,182   Briggs & Stratton Corp. . . . . . . . . . . . . . .       448,008
    26,000   Case Corp.. . . . . . . . . . . . . . . . . . . . .     1,417,000
    64,082   Caterpillar, Inc. . . . . . . . . . . . . . . . . .     4,822,171
     7,847   Cincinnati Milacron, Inc. . . . . . . . . . . . . .       171,653
    38,648   Cooper Industries, Inc. . . . . . . . . . . . . . .     1,628,047
    84,923   Deere & Co. . . . . . . . . . . . . . . . . . . . .     3,449,997
    36,204   Dover Corp. . . . . . . . . . . . . . . . . . . . .     1,819,251
    59,882   Dresser Industries, Inc.. . . . . . . . . . . . . .     1,856,342
    30,130   Echo Bay Mines Ltd. . . . . . . . . . . . . . . . .       199,611
    15,447   Giddings & Lewis, Inc.. . . . . . . . . . . . . . .       198,880
    15,322   Harnischfeger Industries, Inc.. . . . . . . . . . .       737,371
    40,496   Illinois Tool Works . . . . . . . . . . . . . . . .     3,234,618
    34,831   Ingersoll-Rand Co.. . . . . . . . . . . . . . . . .     1,549,980
     9,792   Millipore Corp. . . . . . . . . . . . . . . . . . .       405,144
    10,958   Navistar International Corp. (a). . . . . . . . . .        99,992
    14,394   Snap-On, Inc. . . . . . . . . . . . . . . . . . . .       512,786
    39,872   TRW, Inc. . . . . . . . . . . . . . . . . . . . . .     1,973,664
                                                                 --------------
                                                                    25,306,891
                                                                 --------------

             METALS - 1.31%
    66,036   Alcan Aluminium Ltd.. . . . . . . . . . . . . . . .     2,220,460
    57,900   Aluminum Co. of America . . . . . . . . . . . . . .     3,691,125
    66,735   Armco, Inc. (a) . . . . . . . . . . . . . . . . . .       275,282
    16,649   Asarco, Inc.. . . . . . . . . . . . . . . . . . . .       414,144
   120,900   Barrick Gold Corp.. . . . . . . . . . . . . . . . .     3,475,875
    46,200   Battle Mountain Gold Co.. . . . . . . . . . . . . .       317,625
    42,349   Bethlehem Steel Corp. (a) . . . . . . . . . . . . .       381,141
    23,594   Cyprus Amax Minerals Co.. . . . . . . . . . . . . .       551,510
    36,408   Engelhard Corp. . . . . . . . . . . . . . . . . . .       696,303
    31,700   Freeport-McMoRan Copper & Gold, Inc. Cl. B  . . . .       947,037
    58,143   Homestake Mining Co.. . . . . . . . . . . . . . . .       828,538
    52,766   Inco Ltd. . . . . . . . . . . . . . . . . . . . . .     1,681,916
    17,603   Inland Steel Industries, Inc. . . . . . . . . . . .       352,060
    34,534   Newmont Mining Corp.. . . . . . . . . . . . . . . .     1,545,397
    25,594   Nucor Corp. . . . . . . . . . . . . . . . . . . . .     1,305,294
    21,408   Phelps Dodge Corp.. . . . . . . . . . . . . . . . .     1,445,040
    80,604   Placer Dome, Inc. . . . . . . . . . . . . . . . . .     1,753,137
    24,349   Reynolds Metals Co. . . . . . . . . . . . . . . . .     1,372,675
    38,808   Santa Fe Pacific Gold Corp. . . . . . . . . . . . .       596,673
    31,677   USX-U.S. Steel Group. . . . . . . . . . . . . . . .       993,866
    21,679   Worthington Industries, Inc.. . . . . . . . . . . .       392,932
                                                                 --------------
                                                                    25,238,030
                                                                 --------------

             MISCELLANEOUS - 0.10%
         1   ACNielsen Corp. (a) . . . . . . . . . . . . . . . .            15
    58,479   Cognizant Corp. . . . . . . . . . . . . . . . . . .     1,929,807
                                                                 --------------
                                                                     1,929,822
                                                                 --------------

             OFFICE EQUIPMENT & COMPUTERS - 2.90%
    43,662   Alco Standard Corp. . . . . . . . . . . . . . . . .     2,254,051
    33,957   Amdahl Corp. (a). . . . . . . . . . . . . . . . . .       411,729
    42,342   Apple Computer, Inc. (a). . . . . . . . . . . . . .       883,889
    19,514   Autodesk, Inc.. . . . . . . . . . . . . . . . . . .       546,392
    85,713   Compaq Computer Corp. (a) . . . . . . . . . . . . .     6,364,190
    25,886   Computer Sciences Corp. (a) . . . . . . . . . . . .     2,125,888
     5,545   Data General Corp. (a). . . . . . . . . . . . . . .        80,402
    48,432   Digital Equipment Corp. (a) . . . . . . . . . . . .     1,761,714
    41,319   Honeywell, Inc. . . . . . . . . . . . . . . . . . .     2,716,724
     8,246   Intergraph Corp. (a). . . . . . . . . . . . . . . .        84,522
   166,041   IBM Corp. . . . . . . . . . . . . . . . . . . . . .    25,072,191
    23,079   Moore Corp. Ltd.. . . . . . . . . . . . . . . . . .       470,235
   109,692   Novell, Inc. (a). . . . . . . . . . . . . . . . . .     1,038,646
    47,498   Pitney Bowes, Inc.. . . . . . . . . . . . . . . . .     2,588,641
   120,556   Sun Microsystems, Inc. (a). . . . . . . . . . . . .     3,096,782
    30,060   Tandem Computers, Inc. (a). . . . . . . . . . . . .       413,325
    59,499   Unisys Corp. (a). . . . . . . . . . . . . . . . . .       401,618
   106,235   Xerox Corp. . . . . . . . . . . . . . . . . . . . .     5,590,617
                                                                 --------------
                                                                    55,901,556
                                                                 --------------

             OIL RELATED - 8.81%
    31,493   Amerada Hess Corp.. . . . . . . . . . . . . . . . .     1,822,657
   157,902   Amoco Corp. . . . . . . . . . . . . . . . . . . . .    12,711,111
    16,487   Ashland, Inc. . . . . . . . . . . . . . . . . . . .       723,367
    50,825   Atlantic Richfield Co.. . . . . . . . . . . . . . .     6,734,312
    46,644   Baker Hughes, Inc.. . . . . . . . . . . . . . . . .     1,609,218
    41,000   Burlington Resources, Inc.. . . . . . . . . . . . .     2,065,375
   213,766   Chevron Corp. . . . . . . . . . . . . . . . . . . .    13,894,790
   397,057   Exxon Corp. . . . . . . . . . . . . . . . . . . . .    38,911,586
    28,581   Fluor Corp. . . . . . . . . . . . . . . . . . . . .     1,793,458
    17,338   Foster Wheeler Corp.. . . . . . . . . . . . . . . .       643,673
    40,690   Halliburton Co. . . . . . . . . . . . . . . . . . .     2,451,572
    10,308   Helmerich & Payne, Inc. . . . . . . . . . . . . . .       537,305
    13,032   Kerr-McGee Corp.. . . . . . . . . . . . . . . . . .       938,304


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

    10,262   Louisiana Land & Exploration Co.. . . . . . . . . . $     550,300
    25,587   McDermott International, Inc. . . . . . . . . . . .       425,384
   126,571   Mobil Corp. . . . . . . . . . . . . . . . . . . . .    15,473,305
    49,728   Noram Energy Corp.. . . . . . . . . . . . . . . . .       764,568
   106,414   Occidental Petroleum Corp.. . . . . . . . . . . . .     2,487,427
    26,079   Oryx Energy Co. (a) . . . . . . . . . . . . . . . .       645,455
    17,754   Pennzoil Co.. . . . . . . . . . . . . . . . . . . .     1,003,101
    79,606   Phillips Petroleum Co.. . . . . . . . . . . . . . .     3,522,566
    31,100   Rowan Companies, Inc. (a) . . . . . . . . . . . . .       703,638
   171,101   Royal Dutch Petroleum Co. . . . . . . . . . . . . .    29,215,496
    20,069   Santa Fe Energy Resources, Inc. (a) . . . . . . . .       278,457
    77,481   Schlumberger Ltd. . . . . . . . . . . . . . . . . .     7,738,415
    29,345   Sun Co. . . . . . . . . . . . . . . . . . . . . . .       715,284
    59,234   Tenneco, Inc. . . . . . . . . . . . . . . . . . . .     2,672,934
    86,461   Texaco, Inc.. . . . . . . . . . . . . . . . . . . .     8,483,986
    79,848   Union Pacific Resources Group, Inc. . . . . . . . .     2,335,554
    85,137   Unocal Corp.. . . . . . . . . . . . . . . . . . . .     3,458,691
    96,764   USX-Marathon Group. . . . . . . . . . . . . . . . .     2,310,241
    54,318   Williams Companies, Inc.. . . . . . . . . . . . . .     2,036,925
                                                                 --------------
                                                                   169,658,455
                                                                 --------------

             PAPER - 0.90%
    11,831   Bemis Co. . . . . . . . . . . . . . . . . . . . . .       436,268
    99,044   International Paper Co. . . . . . . . . . . . . . .     3,998,902
    31,335   James River Corp. . . . . . . . . . . . . . . . . .     1,037,972
    90,365   Kimberly-Clark Corp.. . . . . . . . . . . . . . . .     8,607,266
    20,351   Mead Corp.. . . . . . . . . . . . . . . . . . . . .     1,182,902
    26,203   Union Camp Corp.. . . . . . . . . . . . . . . . . .     1,251,193
    25,760   Westvaco Corp.. . . . . . . . . . . . . . . . . . .       740,600
                                                                 --------------
                                                                    17,255,103
                                                                 --------------

             PHARMACEUTICALS - 0.34%
   166,832   Pharmacia & Upjohn, Inc.. . . . . . . . . . . . . .     6,610,718
                                                                 --------------

             PHOTOGRAPHY & OPTICAL - 0.48%
   105,026   Eastman Kodak Co. . . . . . . . . . . . . . . . . .     8,428,337
    16,882   Polaroid Corp.. . . . . . . . . . . . . . . . . . .       734,367
                                                                 --------------
                                                                     9,162,704
                                                                 --------------

             PRINTING & PUBLISHING - 1.21%
    31,791   Deluxe Corp.. . . . . . . . . . . . . . . . . . . .     1,041,155
    53,852   Donnelley (RR) & Sons Co. . . . . . . . . . . . . .     1,689,606
    36,872   Dow Jones & Co. . . . . . . . . . . . . . . . . . .     1,249,039
    64,479   Dun & Bradstreet Corp.. . . . . . . . . . . . . . .     1,531,376
    46,596   Gannett Co. . . . . . . . . . . . . . . . . . . . .     3,488,875
     3,404   Harland (John H.) Co. . . . . . . . . . . . . . . .       112,332
    34,226   Knight-Ridder, Inc. . . . . . . . . . . . . . . . .     1,309,145
    35,930   McGraw-Hill Companies, Inc. . . . . . . . . . . . .     1,657,271
     4,336   Meredith Corp.. . . . . . . . . . . . . . . . . . .       228,724
    25,784   New York Times Co. Cl. A. . . . . . . . . . . . . .       979,792
   178,715   Time Warner, Inc. . . . . . . . . . . . . . . . . .     6,701,813
    31,029   Times Mirror Co. Cl. A. . . . . . . . . . . . . . .     1,543,693
    21,698   Tribune Co. . . . . . . . . . . . . . . . . . . . .     1,711,430
                                                                 --------------
                                                                    23,244,251
                                                                 --------------

             PROFESSIONAL SERVICES - 0.38%
    35,135   Block (H&R), Inc. . . . . . . . . . . . . . . . . .     1,018,915
    15,800   Ecolab, Inc.. . . . . . . . . . . . . . . . . . . .       594,475
     8,025   EG&G, Inc.. . . . . . . . . . . . . . . . . . . . .       161,503
    23,007   Interpublic Group of Companies, Inc.. . . . . . . .     1,092,833
    18,726   National Service Industries, Inc. . . . . . . . . .       699,884
    69,392   Service Corp International. . . . . . . . . . . . .     1,942,976
    23,343   Transamerica Corp.. . . . . . . . . . . . . . . . .     1,844,097
                                                                 --------------
                                                                     7,354,683
                                                                 --------------

             RAILROADS - 0.93%
    47,062   Burlington Northern Santa Fe Corp.. . . . . . . . .     4,064,980
    27,113   Conrail, Inc. . . . . . . . . . . . . . . . . . . .     2,701,133
    64,932   CSX Corp. . . . . . . . . . . . . . . . . . . . . .     2,743,377
    39,751   Norfolk Southern Corp.. . . . . . . . . . . . . . .     3,478,212
    81,247   Union Pacific Corp. . . . . . . . . . . . . . . . .     4,884,976
                                                                 --------------
                                                                    17,872,678
                                                                 --------------

             REAL ESTATE - 0.02%
    10,666   Pulte Corp. . . . . . . . . . . . . . . . . . . . .       327,979
                                                                 --------------

             RETAIL - 3.74%
    83,102   Albertson's, Inc. . . . . . . . . . . . . . . . . .     2,960,509
    50,018   American Stores Co. . . . . . . . . . . . . . . . .     2,044,486
    29,846   Circuit City Stores, Inc. . . . . . . . . . . . . .       899,111
    37,419   CVS Corp. . . . . . . . . . . . . . . . . . . . . .     1,548,211
    66,708   Dayton Hudson Corp. . . . . . . . . . . . . . . . .     2,618,289
    37,197   Dillard Department Stores, Inc. Cl. A . . . . . . .     1,148,457
    71,100   Federated Department Stores, Inc. (a) . . . . . . .     2,426,287
     5,679   Fleming Companies, Inc. . . . . . . . . . . . . . .        97,963
    91,014   Gap, Inc. . . . . . . . . . . . . . . . . . . . . .     2,741,797
    17,593   Giant Food, Inc. Cl. A. . . . . . . . . . . . . . .       606,958
     8,325   Great Atlantic & Pacific Tea Company, Inc.. . . . .       265,359
   164,403   Kmart Corp. (a) . . . . . . . . . . . . . . . . . .     1,705,681
    44,260   Kroger Co. (a). . . . . . . . . . . . . . . . . . .     2,058,090
    89,747   Limited, Inc. . . . . . . . . . . . . . . . . . . .     1,649,101
     5,613   Longs Drug Stores Corp. . . . . . . . . . . . . . .       275,739
    57,194   Lowe's Companies, Inc.. . . . . . . . . . . . . . .     2,030,387
    85,098   May Department Stores Co. . . . . . . . . . . . . .     3,978,331
     8,430   Mercantile Stores Co. . . . . . . . . . . . . . . .       416,231
    27,329   Nordstrom, Inc. . . . . . . . . . . . . . . . . . .       968,471
    77,950   Penney (J.C.) Company, Inc. . . . . . . . . . . . .     3,800,063
    15,812   Pep-Boys-Manny Moe & Jack . . . . . . . . . . . . .       486,219
    68,299   Price/Costco, Inc. (a). . . . . . . . . . . . . . .     1,716,012
    43,701   Rite Aid Corp.. . . . . . . . . . . . . . . . . . .     1,737,115
   122,009   Sears, Roebuck & Co.. . . . . . . . . . . . . . . .     5,627,665
    23,337   Sherwin-Williams Co.. . . . . . . . . . . . . . . .     1,306,872
    17,083   Tandy Corp. . . . . . . . . . . . . . . . . . . . .       751,652
    25,954   TJX Companies, Inc. . . . . . . . . . . . . . . . .     1,229,571
    88,818   Toys 'R' Us Inc. (a). . . . . . . . . . . . . . . .     2,664,540
    83,734   Walgreen Co.. . . . . . . . . . . . . . . . . . . .     3,349,360
   730,548   Wal-Mart Stores, Inc. . . . . . . . . . . . . . . .    16,711,286
    41,680   Winn-Dixie Stores, Inc. . . . . . . . . . . . . . .     1,318,130
    37,522   Woolworth Corp. (a) . . . . . . . . . . . . . . . .       820,794
                                                                 --------------
                                                                    71,958,737
                                                                 --------------


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
EQUITY 500 INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

             TELECOMMUNICATIONS - 3.90%
         1   360 Communications Co. (a). . . . . . . . . . . .  $           23
   167,735   Airtouch Communications (a) . . . . . . . . . . .       4,235,309
    53,000   Alltel Corp.. . . . . . . . . . . . . . . . . . .       1,662,875
   173,952   Ameritech Corp. . . . . . . . . . . . . . . . . .      10,545,840
    20,184   Andrew Corp. (a). . . . . . . . . . . . . . . . .       1,071,013
    59,900   Bay Networks, Inc. (a). . . . . . . . . . . . . .       1,250,412
    95,562   Comcast Corp. Cl. A . . . . . . . . . . . . . . .       1,702,198
    38,890   DSC Communications Corp. (a). . . . . . . . . . .         695,159
    17,300   Frontier Corp.. . . . . . . . . . . . . . . . . .         391,413
   310,336   GTE Corp. . . . . . . . . . . . . . . . . . . . .      14,120,288
     9,306   King World Productions, Inc. (a). . . . . . . . .         343,159
   202,241   Lucent Technologies, Inc. . . . . . . . . . . . .       9,353,646
   225,420   MCI Communications Corp.. . . . . . . . . . . . .       7,368,416
   144,400   NYNEX Corp. . . . . . . . . . . . . . . . . . . .       6,949,250
         1   TCI Satellite Entertainment, Inc. (a) . . . . . .               6
   178,416   Tele-Communications, Inc. Cl. A (a) . . . . . . .       2,330,559
    58,100   Tellabs, Inc. (a) . . . . . . . . . . . . . . . .       2,186,013
    93,749   Viacom, Inc. Cl. B (a). . . . . . . . . . . . . .       3,269,496
   288,600   WorldCom, Inc. (a). . . . . . . . . . . . . . . .       7,521,638
                                                                ---------------
                                                                    74,996,713
                                                                ---------------

             TIRE & RUBBER - 0.19%
    19,051   Cooper Tire & Rubber Co.. . . . . . . . . . . . .         376,257
    13,452   Goodrich (B.F.) . . . . . . . . . . . . . . . . .         544,806
    52,136   Goodyear Tire & Rubber Co.. . . . . . . . . . . .       2,678,487
                                                                ---------------
                                                                     3,599,550
                                                                ---------------

             TOBACCO - 1.78%
    57,674   American Brands, Inc. . . . . . . . . . . . . . .       2,862,072
   260,166   Philip Morris Companies, Inc. . . . . . . . . . .      29,301,196
    65,207   UST Corp. . . . . . . . . . . . . . . . . . . . .       2,111,077
                                                                ---------------
                                                                    34,274,345
                                                                ---------------

             TRUCKING, SHIPPING - 0.12%
     6,782   Caliber System, Inc.. . . . . . . . . . . . . . .         130,554
    31,650   Federal Express (a) . . . . . . . . . . . . . . .       1,408,425
    30,417   Ryder Systems, Inc. . . . . . . . . . . . . . . .         855,478
                                                                ---------------
                                                                     2,394,457
                                                                ---------------

             UTILITIES - 7.18%
    56,110   American Electric Power Co. . . . . . . . . . . .       2,307,524
   517,106   AT&T Corp.. . . . . . . . . . . . . . . . . . . .      22,494,111
    42,125   Baltimore Gas & Electric Co.. . . . . . . . . . .       1,126,844
   141,039   Bell Atlantic Corp. . . . . . . . . . . . . . . .       9,132,275
   314,132   BellSouth Corp. . . . . . . . . . . . . . . . . .      12,683,080
    40,628   Carolina Power & Light Co.. . . . . . . . . . . .       1,482,922
    74,830   Central & South West Corp.. . . . . . . . . . . .       1,917,519
    49,022   CINergy Corp. . . . . . . . . . . . . . . . . . .       1,636,109
    29,566   Coastal Corp. . . . . . . . . . . . . . . . . . .       1,445,038
    14,735   Columbia Gas System, Inc. . . . . . . . . . . . .         937,514
    73,136   Consolidated Edison of New York, Inc. . . . . . .       2,139,228
    34,005   Consolidated Natural Gas Co.. . . . . . . . . . .       1,878,776
    51,606   Dominion Resources, Inc.. . . . . . . . . . . . .       1,986,831
    42,976   DTE Energy Co.. . . . . . . . . . . . . . . . . .       1,391,348
    59,087   Duke Power Co.. . . . . . . . . . . . . . . . . .       2,732,774
     3,742   Eastern Enterprises . . . . . . . . . . . . . . .         132,373
   149,570   Edison International. . . . . . . . . . . . . . .       2,972,704
    85,966   Enron Corp. . . . . . . . . . . . . . . . . . . .       3,707,284
    15,824   ENSERCH Corp. . . . . . . . . . . . . . . . . . .         363,952
    80,907   Entergy Corp. . . . . . . . . . . . . . . . . . .       2,245,169
    60,194   FPL Group, Inc. . . . . . . . . . . . . . . . . .       2,768,924
    46,600   GPU, Inc. . . . . . . . . . . . . . . . . . . . .       1,566,925
    93,156   Houston Industries, Inc.. . . . . . . . . . . . .       2,107,654
    39,542   Niagara Mohawk Power Corp. (a). . . . . . . . . .         390,477
    10,369   NICOR, Inc. . . . . . . . . . . . . . . . . . . .         370,692
    16,644   Northern States Power Co. . . . . . . . . . . . .         763,543
    61,984   Ohio Edison Co. . . . . . . . . . . . . . . . . .       1,410,136
    12,491   ONEOK, Inc. . . . . . . . . . . . . . . . . . . .         374,730
    38,300   PP&L Resources, Inc.. . . . . . . . . . . . . . .         880,900
    22,768   Pacific Enterprises . . . . . . . . . . . . . . .         691,578
   138,505   Pacific Gas & Electric Co.. . . . . . . . . . . .       2,908,605
   136,035   Pacific Telesis Group . . . . . . . . . . . . . .       4,999,286
    82,789   PacifiCorp. . . . . . . . . . . . . . . . . . . .       1,697,174
    51,358   PanEnergy Corp. . . . . . . . . . . . . . . . . .       2,311,110
    78,684   PECO Energy Co. . . . . . . . . . . . . . . . . .       1,986,771
     5,255   People's Energy . . . . . . . . . . . . . . . . .         178,013
    85,994   Public Service Enterprise Corp. . . . . . . . . .       2,343,336
   191,262   SBC Communications, Inc.. . . . . . . . . . . . .       9,897,809
    31,010   Sonat, Inc. . . . . . . . . . . . . . . . . . . .       1,597,015
   218,558   Southern Co.. . . . . . . . . . . . . . . . . . .       4,944,875
   115,482   Sprint Corp.. . . . . . . . . . . . . . . . . . .       4,604,845
    73,065   Texas Utilities Co. . . . . . . . . . . . . . . .       2,977,399
   162,128   US West, Inc. - Communications Group. . . . . . .       5,228,628
   194,228   US West, Inc. - Media Group (a) . . . . . . . . .       3,593,218
    74,825   Unicom Corp.. . . . . . . . . . . . . . . . . . .       2,029,628
    25,120   Union Electric Co.. . . . . . . . . . . . . . . .         967,120
                                                                ---------------
                                                                   138,303,766
                                                                ---------------

TOTAL  COMMON STOCKS (Cost $1,328,011,568) . . . . . . . . . . . $1,807,369,682
                                                                ---------------

Principal
 Amount
---------
             SHORT-TERM INVESTMENTS - 1.77%
             U.S. TREASURY BILLS - 1.77%
$4,053,000   5.30%, 1/23/97. . . . . . . . . . . . . . . . . .  $     4,041,510
 1,545,000   4.98%, 3/6/97 (b) . . . . . . . . . . . . . . . .        1,531,643
22,197,000   5.17%, 4/3/97 . . . . . . . . . . . . . . . . . .       21,913,655
 6,734,000   5.12%, 4/24/97. . . . . . . . . . . . . . . . . .        6,628,620
                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS (Cost $34,111,154). . . . . . . . . $   34,115,428
                                                                ---------------

TOTAL INVESTMENTS (Cost $1,362,122,722) - 95.65% . . . . . . . . $1,841,485,110
Other Assets Less Liabilities - 4.35%. . . . . . . . . . . . .       83,738,456
                                                                ---------------
NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . . . . . $1,925,223,566
                                                                ---------------
                                                                ---------------
--------------------
(a)  Non-Income Producing Security.
(b)  Held as collateral for futures contracts.


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

             COMMON STOCKS - 99.22%
             AUSTRALIA - 2.79%
     5,500   Amcor Ltd. (Packaging and Container). . . . . . . . $      35,342
     8,770   Boral Ltd. (Building Materials) . . . . . . . . . .        24,938
     1,700   Brambles Industries Ltd. (Transportation) . . . . .        33,150
    14,253   Broken Hill Proprietary Co. Ltd. (Metals) . . . . .       202,875
     4,441   Coca-Cola Amatil Ltd. (Beverages) . . . . . . . . .        47,445
    10,934   Coles Myer Ltd. (Retail). . . . . . . . . . . . . .        44,988
     3,000   CRA Ltd. (Metals and Mining). . . . . . . . . . . .        47,062
     6,700   CSR Ltd. (Building Materials) . . . . . . . . . . .        23,416
    16,300   Foster's Brewing Group Ltd. (Brewery) . . . . . . .        33,015
    12,400   General Property Trust (Real Estate). . . . . . . .        24,131
     2,172   Gio Australia Holdings Ltd. (Insurance) . . . . . .         5,555
     3,400   ICI Australia Ltd. (Chemicals). . . . . . . . . . .        36,863
     1,676   Lend Lease Corp. Ltd. (Financial Services). . . . .        32,482
    21,076   M.I.M. Holdings Ltd. (Metals and Mining)  . . . . .        29,464
    10,946   National Australia Bank (Financial Services)  . . .       128,677
     1,545   Newcrest Mining Ltd. (Metals and Mining). . . . . .         6,136
    15,052   News Corporation (Services) . . . . . . . . . . . .        79,387
    19,400   Normandy Mining Ltd. (Metals and Mining). . . . . .        26,812
     8,100   Pacific Dunlop Ltd. (Holding Companies) . . . . . .        20,588
    10,500   Pioneer International Ltd. (Building Materials) . .        31,276
     2,800   Plutonic Resources Ltd. (Metals and Mining) . . . .        13,011
     4,100   Santos Ltd. (Oil/Gas) . . . . . . . . . . . . . . .        16,609
     4,401   Southcorp Holdings Ltd. (Holding Companies) . . . .        13,983
     1,700   TABCORP Holdings Ltd. (Leisure Time). . . . . . . .         8,102
    15,030   Westfield Trust Units (Real Estate) . . . . . . . .        28,413
    14,200   Westpac Banking Corp. Ltd. (Banks). . . . . . . . .        80,758
     8,319   WMC Ltd. (Metals and Mining). . . . . . . . . . . .        52,400
                                                                 --------------
                                                                     1,126,878
                                                                 --------------

             AUSTRIA - 0.39%
        20   Bank Austria AG - New (Banks) (a) . . . . . . . . .         1,471
       430   Bank Austria AG (Banks) . . . . . . . . . . . . . .        31,736
        70   Boehler - Uddeholm AG (Steel) . . . . . . . . . . .         5,005
       190   Creditanstalt - Bankverein (Banks). . . . . . . . .        12,848
        60   EA - Generali AG (Insurance)  . . . . . . . . . . .        17,713
       100   Flughafen Wien AG (Transportation). . . . . . . . .         5,092
       260   Oesterreichisch Elektrizitatswirtschafts
               - A- AG (Verbundgesellschaft) (Utilities) . . . .        19,441
       200   OMV AG (Oil/Gas). . . . . . . . . . . . . . . . . .        22,529
       140   VA Technologies AG (Oil/Gas)  . . . . . . . . . . .        21,950
        90   Wienerberger Baustoffindustrie AG
               (Building Materials)  . . . . . . . . . . . . . .        17,436
                                                                 --------------
                                                                       155,221
                                                                 --------------

             BELGIUM - 1.24%
       400   Delhaize-Le Lion, SA (Foods). . . . . . . . . . . .        23,737
       400   Electrabel SA (Utilities) . . . . . . . . . . . . .        94,570
       350   Fortis AG (Insurance) . . . . . . . . . . . . . . .        56,085
       160   Generale de Banque SA (Banks) . . . . . . . . . . .        57,297
        10   Generale de Banque-STRIP VVPR (Banks) . . . . . . .             6
       250   Groupe Bruxelles Lambert SA (Financial Services). .        32,151
       100   Kredietbank Belgium (Banks) . . . . . . . . . . . .        32,741
       200   Petrofina SA (Oil/Gas). . . . . . . . . . . . . . .        63,593
       150   Royale Belge (Insurance). . . . . . . . . . . . . .        30,931
       100   Solvay SA - A (Terme) (Chemicals) . . . . . . . . .        61,153
       100   Tractebel (Utilities) . . . . . . . . . . . . . . .        46,514
                                                                 --------------
                                                                       498,778
                                                                 --------------

             DENMARK - 0.88%
       200   Carlsberg AS (Brewery). . . . . . . . . . . . . . .        13,494
       200   Carlsberg AS (Brewery). . . . . . . . . . . . . . .        13,494
         1   Dampskibsselskabet Svendborg AS (Transportation). .        37,465
       508   Danisco AS (Food Processing). . . . . . . . . . . .        30,830
       500   Den Danske Bank (Banks) . . . . . . . . . . . . . .        40,262
         2   D/S 1912 -B (Transportation). . . . . . . . . . . .        51,365
       100   FLS Industries AS - B (Engineering and
               Construction) . . . . . . . . . . . . . . . . . .        12,799
       300   Novo Nordisk AS (Biopharmaceuticals). . . . . . . .        56,451
       126   Sophus Berendsen AS - B (Commercial Services) . . .        16,191
        48   Sophus Berendsen AS (Diversified) . . . . . . . . .         6,184
       996   Tele Danmark - B (Utilities). . . . . . . . . . . .        54,875
       400   Unidanmark AS - A (Banks) . . . . . . . . . . . . .        20,682
                                                                 --------------
                                                                       354,092
                                                                 --------------

             FINLAND - 0.64%
       200   Cultor OY 1 (Food Processing) . . . . . . . . . . .        10,848
     1,100   Kemira Oy (Chemicals) . . . . . . . . . . . . . . .        13,842
       500   Kesko (Retail). . . . . . . . . . . . . . . . . . .         7,041
     7,000   Merita Ltd. - A (Banks) (a) . . . . . . . . . . . .        21,718
       200   Metra Oy - A (Diversified). . . . . . . . . . . . .        11,239
     1,300   Nokia AB - A  (Telecommunications Equipment). . . .        75,253
       900   Nokia AB - K (Telecommunications Equipment) . . . .        51,942
       700   Outokumpu OY - A (Metals and Mining). . . . . . . .        11,922
       100   Sampo Insurance Co. Ltd. - A Free (Insurance) . . .         7,876
       100   Stockmann AB - A (Retail) . . . . . . . . . . . . .         6,075
     2,000   UPM-Kymmene Corp. (Forest Products) (a) . . . . . .        41,875
                                                                 --------------
                                                                       259,631
                                                                 --------------

             FRANCE - 6.85%
       302   Accor SA (Lodging). . . . . . . . . . . . . . . . .        38,165
     1,263   Alcatel Alsthom (Telecommunications Equipment). . .       101,258
     1,570   AXA (Insurance) . . . . . . . . . . . . . . . . . .        99,658
     1,822   Banque Nationale de Paris (Banks) . . . . . . . . .        70,373
       300   BIC (Manufacturing) . . . . . . . . . . . . . . . .        44,895
        50   Bouygues (Property and Development) . . . . . . . .         5,174
       252   Canal Plus (Broadcasting) . . . . . . . . . . . . .        55,550
       275   Carrefour Supermarche (Retail). . . . . . . . . . .       178,580
       150   Compagnie Bancaire SA (Financial Services). . . . .        17,716
       713   Compagnie De Saint Gobain (Building Materials). . .       100,666
     1,100   Compagnie de Suez SA (Financial Services) . . . . .        46,676


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------


Shares       Description                                             Value
------       -----------                                             -----

     1,059   Compagnie Financiere de Paribas - A
               (Financial Services). . . . . . . . . . . . . . . $      71,479
     1,778   Compagnie Francaise de Petroleum
               Total - B (Energy). . . . . . . . . . . . . . . .       144,325
     1,050   Compagnie Generale des Eaux (Diversified) . . . . .       129,867
     2,100   Elf Aquitaine (Energy). . . . . . . . . . . . . . .       190,781
       200   Eridania Beghin-Say SA (Agriculture)  . . . . . . .        32,123
       600   Etablissements Economiques du Casino
               Guichard-Perrachon (Foods). . . . . . . . . . . .        27,883
       608   Groupe Danone (Food Processing) . . . . . . . . . .        84,555
       509   Havas (Advertising) . . . . . . . . . . . . . . . .        35,638
       617   LaFarge (Building Materials). . . . . . . . . . . .        36,945
       400   Lagardere SCA (Diversified) . . . . . . . . . . . .        10,956
       540   L'Air Liquide (Chemicals) . . . . . . . . . . . . .        84,135
       200   LeGrand (Electronics) . . . . . . . . . . . . . . .        34,008
       485   L'Oreal (Household Products). . . . . . . . . . . .       182,290
       650   LVMH (Moet-Hennessy Louis Vuitton)
               (Wine and Spirits). . . . . . . . . . . . . . . .       181,167
       510   Lyonnaise des Eaux-Dumez (Diversified). . . . . . .        47,372
     1,060   Michelin - B (Tire and Rubber). . . . . . . . . . .        57,110
       600   Pernod Ricard (Beverages) . . . . . . . . . . . . .        33,123
       200   Pinault-Printemps SA (Retail) . . . . . . . . . . .        79,172
       200   Promodes (Retail) . . . . . . . . . . . . . . . . .        56,359
       450   PSA Peugeot Citroen (Autos and Trucks). . . . . . .        50,550
     2,381   Rhone - Poulenc - A (Chemicals) . . . . . . . . . .        81,018
       858   Sanofi SA (Pharmaceuticals) . . . . . . . . . . . .        85,160
     1,008   Schneider SA (Electronics). . . . . . . . . . . . .        46,514
       100   Simco SA (Real Estate). . . . . . . . . . . . . . .         8,714
       664   Societe Generale Paris (Banks). . . . . . . . . . .        71,652
     1,450   Thomson CSF (Electronics) . . . . . . . . . . . . .        46,941
     2,656   Union des Assurances de Paris (UAP) (Insurance) . .        66,160
       500   Valeo SA (Auto Related) . . . . . . . . . . . . . .        30,776
                                                                 --------------
                                                                     2,765,484
                                                                 --------------

             GERMANY - 8.11%
       430   Adidas AG (Consumer Goods). . . . . . . . . . . . .        37,110
       170   Allianz AG Holdings (Insurance) . . . . . . . . . .       308,870
        35   AMB Aachener & Muenchener Reteiligungs AG
               (Insurance) . . . . . . . . . . . . . . . . . . .        24,982
     4,625   BASF AG (Chemicals and Toxic Waste) . . . . . . . .       177,906
     5,025   Bayer AG (Chemicals). . . . . . . . . . . . . . . .       204,769
     2,010   Bayerische Hypotheken-und Wechsel-
               Bank AG (Banks) . . . . . . . . . . . . . . . . .        60,714
     1,835   Bayerische Vereinsbank AG (Banks) . . . . . . . . .        75,253
       400   Beiersdorf AG (Cosmetics and Toiletries). . . . . .        19,752
     3,880   Daimler Benz AG (Autos and Trucks) (a). . . . . . .       266,874
        75   Degussa AG (Metals and Mining). . . . . . . . . . .        33,896
     3,090   Deutsche Bank AG (Banks). . . . . . . . . . . . . .       144,164
     3,250   Deutsche Lufthansa AG (Airlines). . . . . . . . . .        44,287
    16,150   Deutsche Telekom (Telecommunications) (a) . . . . .       340,061
     2,825   Dresdner Bank AG (Banks). . . . . . . . . . . . . .        84,506
       300   Heidelberger Zement AG (Building and
               Construction) . . . . . . . . . . . . . . . . . .        24,236
       500   Hochtief AG (Engineering and Construction). . . . .        19,791
        60   Karstadt AG (Retail). . . . . . . . . . . . . . . .        20,245
        65   Linde AG (Machinery). . . . . . . . . . . . . . . .        39,647
        55   MAN AG (Diversified). . . . . . . . . . . . . . . .        13,312
       295   Mannesmann AG (Machinery) . . . . . . . . . . . . .       127,678
     1,180   Merck KGAA (Pharmaceuticals). . . . . . . . . . . .        42,419
       728   Metro AG (Retail) (a) . . . . . . . . . . . . . . .        58,576
        65   Muenchener Rueckversicherungs-Gesellschaft
               (Insurance) . . . . . . . . . . . . . . . . . . .       162,173
        70   Preussag AG (Steel) . . . . . . . . . . . . . . . .        15,830
     1,235   RWE AG P.N. (Oil/Gas) . . . . . . . . . . . . . . .        41,672
     2,430   RWE AG (Oil/Gas). . . . . . . . . . . . . . . . . .       102,807
       255   SAP AG - Vorzug (Software). . . . . . . . . . . . .        35,575
       480   SAP AG (Systeme, Anwendungen, Produkte
               in der Datenverarbeitung) (Software). . . . . . .        65,252
       620   Schering AG (Pharmaceuticals) . . . . . . . . . . .        52,260
     4,245   Siemens AG (Electrical Equipment) . . . . . . . . .       199,703
       265   Thyssen AG (Steel). . . . . . . . . . . . . . . . .        46,944
     3,680   VEBA AG (Oil/Gas) . . . . . . . . . . . . . . . . .       212,524
       208   Viag AG (Metals and Mining) . . . . . . . . . . . .        81,521
       220   Volkswagen (Consumer Goods) . . . . . . . . . . . .        91,363
                                                                 --------------
                                                                     3,276,672

             HONG KONG - 3.75%
     7,920   Bank of East Asia, Ltd. (Banks) . . . . . . . . . .        35,223
    32,000   Cathay Pacific Airways (Transportation) . . . . . .        50,472
    17,000   Cheung Kong Holdings, Ltd. (Real Estate). . . . . .       151,099
    15,500   China Light & Power Co. Ltd. (Utilities). . . . . .        68,933
    12,000   Hang Lung Development Co. (Real Estate) . . . . . .        26,374
    14,200   Hang Seng Bank (Banks). . . . . . . . . . . . . . .       172,566
    22,400   Hong Kong and China Gas Co. Ltd. (Utilities). . . .        43,294
    83,600   Hong Kong Telecommunications
               (Telecommunications). . . . . . . . . . . . . . .       134,560
    13,000   Hong Kong & Shanghai Hotels Ltd. (Lodging). . . . .        24,538
    38,000   Hopewell Holdings, Ltd. (Property and
               Development). . . . . . . . . . . . . . . . . . .        24,564
    26,000   Hutchison Whampoa Ltd. (Diversified). . . . . . . .       204,202
    11,000   Hysan Development Co. Ltd. (Real Estate). . . . . .        43,801
    14,077   New World Development Co. Ltd. (Real Estate). . . .        95,090
    12,000   Shangri-Li Asia Ltd. (Hotel\Motel). . . . . . . . .        17,763
    18,000   Sun Hung Kai Properties Ltd. (Real Estate). . . . .       220,491
    12,500   Swire Pacific Ltd. "A" (Conglomerate) . . . . . . .       119,182
     2,000   Television Broadcasts Ltd. (Broadcasting) . . . . .         7,990
    15,000   Wharf Holdings Ltd. (Diversified) . . . . . . . . .        74,854
                                                                 --------------
                                                                     1,514,996
                                                                 --------------

             IRELAND - 0.30%
     5,512   Allied Irish Banks Plc. (Banks) . . . . . . . . . .        36,570
     3,366   CRH Plc. (Building Materials) . . . . . . . . . . .        34,751
     1,305   Greencore Group Plc. (Foods). . . . . . . . . . . .         8,283
     1,239   Independent Newspapers Plc. (Publishing). . . . . .         6,186
     1,645   Irish Life Plc. (Insurance) . . . . . . . . . . . .         7,629
     6,686   Jefferson Smurfit Group (Packaging and
               Container). . . . . . . . . . . . . . . . . . . .        19,690
       938   Kerry Group Plc. (Foods). . . . . . . . . . . . . .         9,525
                                                                 --------------
                                                                       122,634
                                                                 --------------


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

             ITALY - 3.05%
     7,024   Assicurazioni Generali (Insurance). . . . . . . . . $     132,811
    17,665   Banca Commerciale Italiana (Banks). . . . . . . . .        32,065
     2,140   Benetton Group SPA (Textiles) . . . . . . . . . . .        27,009
    21,925   Credito Italiano (Financial Services) . . . . . . .        24,023
     4,281   Edison SPA (Utilities). . . . . . . . . . . . . . .        27,029
    58,971   Ente Nazionale Idrocarburi SPA (Oil/Gas). . . . . .       301,933
     9,413   Fiat SPA - Priveleged (Autos and Trucks). . . . . .        15,508
    28,623   Fiat SPA (Autos and Trucks) . . . . . . . . . . . .        86,406
     7,224   Istituto Bancario San Paolo di Torino (Banks) . . .        44,185
     5,270   Istituto Mobiliare Italiano SPA (Financial
               Services) . . . . . . . . . . . . . . . . . . . .        45,057
    35,053   Istituto Nazionale delle Assicurazioni
               (Insurance) . . . . . . . . . . . . . . . . . . .        45,554
     5,851   Italgas SPA (Utilities) . . . . . . . . . . . . . .        24,378
     9,628   Mediaset SPA (Television) (a) . . . . . . . . . . .        44,325
     3,011   Mediobanca SPA (Financial Services) . . . . . . . .        16,209
    45,111   Montedison SPA (Chemicals) (a). . . . . . . . . . .        30,677
    19,672   Olivetti Group (Computers) (a). . . . . . . . . . .         6,922
     9,197   Parmalat Finanziaria SPA (Financial Services) . . .        14,033
    10,894   Pirelli SPA (Tire and Rubber) . . . . . . . . . . .        20,169
     2,530   Riunione Adriatica di Sicurta SPA (Insurance) . . .        23,545
    48,249   Telecom Italia Mobile SPA (Telecommunications). . .       121,693
    11,255   Telecom Italia SPA (Telecommunications) . . . . . .        21,910
    49,164   Telecom Italia SPA (Telecommunications) . . . . . .       127,396
                                                                 --------------
                                                                     1,232,837
                                                                 --------------

             JAPAN - 32.33%
     2,000   Acom Company, Ltd. (Financial Services) . . . . . .        85,121
     1,000   Advantest Corp. (Analytical Instruments &
               Optical). . . . . . . . . . . . . . . . . . . . .        46,782
     6,000   Ajinomoto Co. Inc. (Food Processing). . . . . . . .        60,998
     3,000   Amada Co., Ltd. (Machinery) . . . . . . . . . . . .        23,262
    17,000   Asahi Bank Ltd. (Banks) . . . . . . . . . . . . . .       150,857
     5,000   Asahi Breweries Ltd. (Brewery). . . . . . . . . . .        51,693
    12,000   Asahi Chemical Industry Co. Ltd. (Textiles) . . . .        67,821
    10,000   Asahi Glass Co. Ltd. (Building Materials) . . . . .        93,909
    34,200   Bank of Tokyo-Mitsubishi (Banks). . . . . . . . . .       633,497
     8,000   Bank of Yokohama Ltd. (Banks) . . . . . . . . . . .        51,693
     6,000   Bridgestone Corp. (Tire and Rubber) . . . . . . . .       113,724
     6,000   Canon Inc.(Capital Equipment) . . . . . . . . . . .       132,334
     3,000   Casio Computer Co. Ltd. (Electronics) . . . . . . .        23,158
     6,000   Chiba Bank Ltd. (Banks) . . . . . . . . . . . . . .        40,837
     4,000   Chichibu Onoda Cement Corp. (Building and
               Construction) . . . . . . . . . . . . . . . . . .        16,990
     4,000   Citizen Watch Co. (Jewelry) . . . . . . . . . . . .        28,603
     7,000   Cosmo Oil Co. Ltd. (Oil/Gas). . . . . . . . . . . .        33,592
       700   Credit Saison Co. Ltd. (Retail) . . . . . . . . . .        15,620
     6,000   Dai Nippon Printing Co. Ltd.
               (Publishing/Printing) . . . . . . . . . . . . . .       104,937
     6,000   Daiei Inc. (Retail) . . . . . . . . . . . . . . . .        45,748
     3,000   Daiichi Pharmaceutical (Pharmaceuticals). . . . . .        48,074
     9,000   Dainippon Ink & Chemicals Inc. (Chemicals). . . . .        33,264
     5,000   Daiwa House Industry (Industrial) . . . . . . . . .        64,185
    11,000   Daiwa Securities Co. Ltd. (Financial Services). . .          97,61
        29   East Japan Railway Co. (Transportation) . . . . . .       130,171
     3,000   Ebara Corp. (Machinery) . . . . . . . . . . . . . .        39,028
     2,000   Eisai Co. Ltd. (Pharmaceuticals). . . . . . . . . .        39,287
     2,200   Fanuc (Electronics) . . . . . . . . . . . . . . . .        70,320
    22,000   Fuji Bank Ltd. (Banks). . . . . . . . . . . . . . .       320,324
     4,000   Fuji Photo Film (Chemicals) . . . . . . . . . . . .       131,645
     5,000   Fujikura Ltd. (Electrical Equipment). . . . . . . .        39,976
     1,000   Fujita Kanko Inc. (Hotel/Motel) . . . . . . . . . .        18,523
    14,000   Fujitsu Ltd. (Computers). . . . . . . . . . . . . .       130,266
     9,000   Furukawa Electric Co. (Metals). . . . . . . . . . .        42,569
     6,000   Gunma Bank (Banks). . . . . . . . . . . . . . . . .        52,210
    10,000   Hankyu Corp. (Railroads) (a). . . . . . . . . . . .        49,539
    10,000   Hitachi Zosen Corp. (Iron and Steel). . . . . . . .        38,770
    24,000   Hitachi Ltd. (Capital Equipment). . . . . . . . . .       223,314
     7,000   Honda Motor Co. (Autos and Trucks). . . . . . . . .       199,621
     1,000   House Foods Industry (Foods). . . . . . . . . . . .        16,111
     1,000   Hoya Corp. (Glass Products) . . . . . . . . . . . .        39,200
     2,000   INAX (Building and Construction). . . . . . . . . .        14,784
    18,000   Industrial Bank of Japan (Banks). . . . . . . . . .       311,708
    12,000   Itochu Corp. (Distribution/Wholesale) . . . . . . .        64,306
     3,000   Ito-Yokado Co. Ltd. (Retail). . . . . . . . . . . .       130,266
    12,000   Japan Air Lines (Transportation) (a). . . . . . . .        63,582
     8,000   Japan Energy Corp. (Oil/Gas). . . . . . . . . . . .        21,711
     4,000   Joyo Bank (Banks) . . . . . . . . . . . . . . . . .        24,054
     3,000   JUSCO Co. (Retail). . . . . . . . . . . . . . . . .       101,577
     9,000   Kajima Corp. (Engineering and Construction) . . . .        64,203
     2,000   Kandenko Co. Ltd. (Engineering and Construction). .        18,954
     7,400   Kansai Electric Power (Utilities) . . . . . . . . .       153,011
     6,000   Kao Corp. (Household Products). . . . . . . . . . .        69,785
    13,000   Kawasaki Heavy Industries (Engineering
               and Construction) . . . . . . . . . . . . . . . .        53,649
    24,000   Kawasaki Steel (Steel). . . . . . . . . . . . . . .        68,855
     2,000   Kinden Corp. (Engineering and Construction) . . . .        25,329
    13,000   Kinki Nippon Railway (Transportation) . . . . . . .        80,977
     8,000   Kirin Brewery Co. Ltd. (Brewery). . . . . . . . . .        78,573
     2,000   Kokuyo (Office Equipment and Computers) . . . . . .        49,281
     9,000   Komatsu Ltd. (Machinery). . . . . . . . . . . . . .        73,662
    13,000   Kubota Corp. (Machinery). . . . . . . . . . . . . .        62,609
    11,000   Kumagai Gumi Co., Ltd. (Engineering and
               Construction) . . . . . . . . . . . . . . . . . .        27,199
     4,000   Kuraray Co. Ltd. (Textiles) . . . . . . . . . . . .        36,874
     2,000   Kurita Water Industries (Capital Equipment) . . . .        40,321
     2,000   Kyocera Corp. (Capital Equipment) . . . . . . . . .       124,408
     3,000   Kyowa Hakko Kogyo (Chemicals and Toxic Waste) . . .        22,848
    11,000   Marubeni Corp. (Distribution/Wholesale) . . . . . .        47,196
     3,000   Marui Co., Ltd. (Retail). . . . . . . . . . . . . .        54,019
    16,000   Matsushita Electric Industrial Co. (Electronics). .       260,532
     5,000   Meiji Seika (Pharmaceuticals) . . . . . . . . . . .        25,890
    17,000   Mitsubishi Chemicals (Chemicals). . . . . . . . . .        54,924
    12,000   Mitsubishi Corp. (Distribution/Wholesale) . . . . .       124,063
    17,000   Mitsubishi Electric Corp. (Capital Equipment) . . .       101,060
    10,000   Mitsubishi Estate Co. Ltd. (Financial Services) . .       102,524
    26,000   Mitsubishi Heavy Industry Ltd. (Aerospace). . . . .       206,083


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

     9,000   Mitsubishi Materials Corp. (Metals) . . . . . . . . $      36,288
    10,000   Mitsubishi Trust & Banking (Banks). . . . . . . . .       133,540
     7,000   Mitsui Fudosan (Real Estate). . . . . . . . . . . .        69,958
     7,000   Mitsui Marine & Fire Insurance (Insurance). . . . .        37,572
     6,000   Mitsui O.S.K. (Transportation) (a). . . . . . . . .        14,319
    10,000   Mitsui Tastsu Chemicals (Chemicals) . . . . . . . .        30,413
    10,000   Mitsui Trust & Banking (Banks). . . . . . . . . . .        77,970
     8,000   Mitsui & Co. (Distribution/Wholesale) . . . . . . .        64,788
     4,000   Mitsukoshi Ltd. (Retail). . . . . . . . . . . . . .        28,328
     2,000   Murata Manufacting Co. Ltd. (Electrical
               Equipment). . . . . . . . . . . . . . . . . . . .        66,339
     3,000   Mycal Corp. (Foods) . . . . . . . . . . . . . . . .        43,422
    11,000   NEC Corp. (Electronics) . . . . . . . . . . . . . .       132,679
     8,000   New OJI Paper Co.B363 Ltd. (Forest Products). . . .        50,521
     2,000   Nichirei Corp. (Foods). . . . . . . . . . . . . . .         9,701
     3,000   Nikon Corp. (Manufacturing) . . . . . . . . . . . .        37,219
     8,000   Nippon Express Co. Ltd. (Trucking and Leasing). . .        54,726
     2,000   Nippon Meat Packers (Food Processing) . . . . . . .        25,846
    12,000   Nippon Oil Co. Ltd. (Oil/Gas) . . . . . . . . . . .        61,515
    10,000   Nippon Paper Industries Co. (Forest Products) . . .        46,524
    52,000   Nippon Steel Co. (Steel). . . . . . . . . . . . . .       153,218
    12,000   Nippon Yusen Kabushiki Kaish (Transportation) . . .        54,174
     7,000   Nippondenso Co. Ltd. (Electrical Equipment) . . . .       168,261
     4,000   Nishimatsu Construction (Engineering
               and Construction) . . . . . . . . . . . . . . . .        34,807
    21,000   Nissan Motor Co. Ltd. (Autos and Trucks). . . . . .       121,582
     2,000   Nisshinbo Industries (Textiles) . . . . . . . . . .        15,542
     1,000   Nissin Food Products (Food Processing). . . . . . .        21,280
    25,000   NKK Corp. (Steel) (a) . . . . . . . . . . . . . . .        56,216
    14,000   Nomura Securities (Financial Services). . . . . . .       209,873
     6,000   NSK Ltd. (Machinery). . . . . . . . . . . . . . . .        36,288
     4,000   NTN Corp. (Metals and Mining) . . . . . . . . . . .        21,711
     5,000   Obayashi Corp. (Capital Equipment). . . . . . . . .        33,687
     7,000   Odakyu Electric Railway (Transportation). . . . . .        41,914
     2,000   Olympus Optical Co. Ltd. (Medical Supplies) . . . .        18,954
     2,000   Omron Corp. (Electronics) . . . . . . . . . . . . .        37,564
     2,000   Onward Kashiyama Co. Ltd. (Textiles)  . . . . . . .        28,087
    21,000   Osaka Gas Co. (Utilities) . . . . . . . . . . . . .        57,353
     1,000   Pioneer Electronic Corp.
               (Telecommunications) (a). . . . . . . . . . . . .        19,040
     1,000   Rohm Co. (Electronics). . . . . . . . . . . . . . .        65,478
    25,000   Sakura Bank Ltd. (Banks). . . . . . . . . . . . . .       178,341
     4,000   Sankyo Co. (Pharmaceuticals). . . . . . . . . . . .       113,035
    15,000   Sanyo Electric Co. Ltd. (Electronics) . . . . . . .        62,032
     1,000   Secom (Electronics) . . . . . . . . . . . . . . . .        60,395
       800   Sega Enterprises (Toys) . . . . . . . . . . . . . .        26,880
     4,000   Sekisui Chemical Co. (Chemicals). . . . . . . . . .        40,321
     6,000   Sekisui House Ltd. (Manufactured Housing) . . . . .        60,998
     8,000   Sharp Corp. (Electronics) . . . . . . . . . . . . .       113,724
     7,000   Shimizu Corp. (Engineering and Construction). . . .        52,167
     3,000   Shin-Etsu Chemical Co. (Chemicals). . . . . . . . .        54,536
     3,000   Shiseido Co. Ltd. (Household Products). . . . . . .        34,634
     8,000   Shizuoka Bank (Banks) . . . . . . . . . . . . . . .        84,776
    12,000   Showa Denko K.K. (Chemicals) (a). . . . . . . . . .        27,501
     1,000   SMC (Electrical Equipment). . . . . . . . . . . . .        67,115
     3,000   Snow Brand Milk Products (Foods). . . . . . . . . .        16,929
     2,800   Sony Corp. (Electronics). . . . . . . . . . . . . .       183,096
    24,000   Sumitomo Bank (Banks) . . . . . . . . . . . . . . .       345,309
    15,000   Sumitomo Chemical Co. (Chemicals) . . . . . . . . .        59,318
     9,000   Sumitomo Corp. (Distribution/Wholesale) . . . . . .        70,793
     6,000   Sumitomo Electric Industries (Electrical
               Equipment). . . . . . . . . . . . . . . . . . . .        83,743
     2,000   Sumitomo Forestry Co. (Forest Products) . . . . . .        24,296
     5,000   Sumitomo Marine & Fire (Insurance)  . . . . . . . .        31,016
    23,000   Sumitomo Metal Industries (Steel) . . . . . . . . .        56,475
     7,000   Sumitomo Metal Mining Co. (Metals and Mining) . . .        47,101
    11,000   Taisei Corp. (Engineering and Construction) . . . .        56,862
     3,000   Taisho Pharmaceutical (Pharmaceuticals) . . . . . .        70,561
     4,000   Takashimaya Co. (Retail). . . . . . . . . . . . . .        47,902
     7,000   Takeda Chemical Industries (Pharmaceuticals). . . .       146,550
     7,000   Teijin Ltd. (Textiles). . . . . . . . . . . . . . .        30,516
     7,000   Tobu Railway Co. Ltd. (Transportation). . . . . . .        34,195
       100   Toho Co. (Entertainment). . . . . . . . . . . . . .        14,474
     4,100   Tohoku Electric Power (Utilities) . . . . . . . . .        81,244
    15,000   Tokai Bank (Banks). . . . . . . . . . . . . . . . .       156,371
    12,000   Tokio Marine & Fire Insurance (Insurance) . . . . .       112,691
     1,000   Tokyo Broadcasting System (Broadcasting). . . . . .        15,249
     2,000   Tokyo Dome Corp. (Entertainment). . . . . . . . . .        34,807
     9,900   Tokyo Electric Power (Utilities). . . . . . . . . .       216,645
     1,000   Tokyo Electron Ltd. (Electronics) . . . . . . . . .        30,585
    14,000   Tokyo Gas Co., Ltd. (Utilities) . . . . . . . . . .        37,874
    10,000   Tokyu Corp. (Transportation). . . . . . . . . . . .        56,690
     6,000   Toppan Printing Co. Ltd. (Publishing/Printing). . .        74,955
    12,000   Toray Industries Inc. (Chemicals) . . . . . . . . .        73,921
     2,000   Tostem Corp. (Building Materials) . . . . . . . . .        55,139
     3,000   Toto Ltd. (Industrial). . . . . . . . . . . . . . .        34,117
     2,000   Toyo Seikan Kaisha (Packaging and Container). . . .        48,074
     8,000   Toyobo Ltd. (Textiles). . . . . . . . . . . . . . .        23,986
     2,000   Toyoda Automatic Loom Works (Machinery) . . . . . .        37,391
    27,000   Toyota Motor Corp. (Consumer Goods) . . . . . . . .       774,619
    11,000   UBE Industries Ltd. (Chemicals) . . . . . . . . . .        31,085
     1,000   Uny Co. Ltd. (Retail) . . . . . . . . . . . . . . .        18,265
     1,000   Wacoal Corp. (Textiles) . . . . . . . . . . . . . .        11,028
     1,000   Yamaha Corp. (Diversified). . . . . . . . . . . . .        16,973
     9,000   Yamaichi Securities (Financial Services). . . . . .        39,933
     5,000   Yamato Transport Co. Ltd. (Trucking and Leasing). .        51,693
     2,000   Yamazaki Baking Co. Ltd. (Food Processing). . . . .        31,876
     3,000   Yamonouchi Pharmaceutical (Pharmaceuticals) . . . .        61,515
     4,000   Yasuda Trust & Banking (Banks). . . . . . . . . . .        16,921
                                                                 --------------
                                                                    13,059,938
                                                                 --------------


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

             MALAYSIA - 2.60%
     4,000   AMMB Holdings BHD (Banks) . . . . . . . . . . . . . $      33,577
     9,000   DCB Holdings BHD (Banks). . . . . . . . . . . . . .        30,826
     2,000   Edaran Otomobil Nasional (Consumer Goods) . . . . .        19,996
     3,000   Edran BHD (Holding Companies) . . . . . . . . . . .        12,592
    13,000   Golden Hope Plantations BHD (Agriculture) . . . . .        22,134
     3,000   Hume Industries (Malaysia) BHD
               (Building Materials). . . . . . . . . . . . . . .        18,887
     7,000   IOI BHD (Diversified) . . . . . . . . . . . . . . .        10,754
     3,000   Jaya Tiasa Holdings (Materials) . . . . . . . . . .        15,918
     8,000   Kuala Lumpur Kepong BHD (Agriculture) . . . . . . .        20,273
     3,000   Land & General Holdings BHD (Holding Companies) . .         7,187
    14,000   Magnum Corp. BHD (Entertainment). . . . . . . . . .        27,163
     8,600   Malayan Banking BHD (Banks) . . . . . . . . . . . .        95,347
    11,000   Malaysia International Shipping BHD
               (Transportation). . . . . . . . . . . . . . . . .        32,667
    10,000   Malaysian Airline System BHD (Transportation) . . .        25,935
     6,000   Malaysian Resources Corp. BHD (Real Estate) . . . .        23,639
     7,000   MBF Capital BHD (Financial Services). . . . . . . .        11,364
    13,000   Multi-Purpose Holdings BHD (Diversified). . . . . .        25,222
     2,000   Nestle (Malaysia) BHD (Food Processing) . . . . . .        16,076
     4,000   Perusahaan Otomobil Nasional BHD (Autos
               and Trucks) . . . . . . . . . . . . . . . . . . .        25,342
    13,333   Public Bank BHD - Foreign Market (Banks). . . . . .        28,245
     4,000   Rashid Hussain BHD (Financial Services) . . . . . .        26,450
    10,000   Resorts World BHD (Entertainment) . . . . . . . . .        45,536
     3,000   Rothmans of Pall Mall (Malaysia) BHD (Tobacco). . .        31,479
    21,000   Sime Darby BHD (Holding Companies). . . . . . . . .        82,736
    10,000   Technology Resources Industries BHD
               (Telecommunications) (a). . . . . . . . . . . . .        19,719
    15,000   Telekom Malaysia BHD (Telecommunications) . . . . .       133,637
    25,000   Tenaga Nasional BHD (Utilities) . . . . . . . . . .       119,778
     4,000   Time Engineering BHD (Diversified). . . . . . . . .         7,412
     6,000   United Engineers Ltd. (Engineering and
               Construction) (a) . . . . . . . . . . . . . . . .        54,167
     4,500   YTL Corp. BHD (Engineering and Construction). . . .        24,233
                                                                 --------------
                                                                     1,048,291
                                                                 --------------

             NETHERLANDS - 4.72%
     2,515   ABN Amro Holding NV (Banks) . . . . . . . . . . . .       163,421
       604   Akzo Nobel (Chemicals). . . . . . . . . . . . . . .        82,405
     5,389   Elsevier NV (Publishing/Printing) . . . . . . . . .        90,969
       381   Heineken NV (Brewery) . . . . . . . . . . . . . . .        67,354
     5,572   Internationale Nederlanden Groep NV
               (Financial Services). . . . . . . . . . . . . . .       200,358
     1,370   Koninklijke Ahold NV (Retail) . . . . . . . . . . .        85,536
        76   Oce-Van Der Grinten NV (Office Equipment
               and Computers). . . . . . . . . . . . . . . . . .         8,243
     2,840   Philips Electronics NV (Electronics). . . . . . . .       114,927
     3,903   Royal Dutch Petroleum Co. (Oil/Gas) . . . . . . . .       683,442
     3,806   Royal PTT Nederland NV (Commercial Services). . . .       144,997
     1,165   Unilever NV - CVA (Food Processing) . . . . . . . .       205,818
       451   Wolters Kluwer - CVA (Publishing/Printing). . . . .        59,836
                                                                 --------------
                                                                     1,907,306
                                                                 --------------

             NEW ZEALAND - 0.36%
    24,043   Brierley Investments Ltd. (Investment Companies). .        22,255
    11,844   Carter Holt Harvey Ltd. (Forest Products) . . . . .        26,865
     1,916   Fletcher Challenge Building (Building Materials). .         5,889
     1,916   Fletcher Challenge Energy (Oil/Gas) . . . . . . . .         5,551
     3,832   Fletcher Challenge Paper (Forest Products). . . . .         7,879
     2,190   Lion Nathan Ltd. (Brewery). . . . . . . . . . . . .         5,246
    13,742   Telecom Corp. of New Zealand Ltd.
               (Telecommunications). . . . . . . . . . . . . . .        70,107
                                                                 --------------
                                                                       143,792
                                                                 --------------

             NORWAY - 0.54%
       300   Aker ASA (Oil Equipment and Services) . . . . . . .         6,671
       400   Bergesen d.y. ASA (Transportation). . . . . . . . .         9,772
     6,350   Christiania Bank OG Kreditkasse
               (Financial Services). . . . . . . . . . . . . . .        20,088
       600   Hafslund ASA - A Shares (Utilities) . . . . . . . .         4,416
       250   Kvaerner ASA (Engineering). . . . . . . . . . . . .        12,157
     1,650   Norsk Hydro ASA (Energy). . . . . . . . . . . . . .        89,149
       200   Norske Skogindustrier ASA (Paper) . . . . . . . . .         6,671
       600   Nycomed ASA - A (Medical Supplies) (a). . . . . . .         9,162
       400   Orkla ASA - A (Manufacturing) . . . . . . . . . . .        27,876
       350   Petroleum Geo-Services ASA (Oil/Gas) (a). . . . . .        13,648
     3,500   Storebrand ASA (Insurance) (a). . . . . . . . . . .        20,281
                                                                 --------------
                                                                       219,891
                                                                 --------------

             SINGAPORE - 1.28%
     7,000   City Developments Ltd. (Real Estate). . . . . . . .        63,054
     2,000   Cycle & Carriage Ltd. (Retail). . . . . . . . . . .        24,450
     9,000   DBS Land Ltd. (Real Estate) . . . . . . . . . . . .        33,136
     3,000   Development Bank of Singapore Ltd. (Banks). . . . .        40,535
     2,000   Fraser & Neave Ltd. (Beverages) . . . . . . . . . .        20,589
     5,000   Keppel Corp. Ltd. (Transportation). . . . . . . . .        38,962
     4,418   Oversea-Chinese Banking Corp. Ltd. (Banks). . . . .        54,956
     5,000   Singapore Airlines Ltd. (Transportation). . . . . .        45,396
     2,000   Singapore Press Holdings Ltd. - Foreign
               (Publishing/Printing) . . . . . . . . . . . . . .        39,462
     4,000   Singapore Technologies Industrial Corp.
               (Holding Companies) . . . . . . . . . . . . . . .        10,009
    44,000   Singapore Telecommunications, Ltd. (Utilities). . .       103,803
    12,000   United Industrial Corp. Ltd. (Diversified). . . . .        10,123
     3,000   United Overseas Bank Ltd. (Banks) . . . . . . . . .        33,457
                                                                 --------------
                                                                       517,932
                                                                 --------------


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

             SPAIN - 2.24%
        98   Acerinox (Steel). . . . . . . . . . . . . . . . . . $      14,134
     2,096   Autopistas Concesionaria Espanola SA
               (Engineering and Construction). . . . . . . . . .        28,844
     1,785   Banco Bilbao Vizcaya (BBV) (Banks). . . . . . . . .        96,197
     1,066   Banco Central Hispanoamericano (BCH) (Banks). . . .        27,331
     1,120   Banco Santander SA (Banks). . . . . . . . . . . . .        71,553
       776   Corporacion Bancaria de Espana SA (Banks) . . . . .        34,661
       225   Corporacion Mapfre (Insurance). . . . . . . . . . .        13,682
     2,098   Empresa Nacional de Electridad SA (Utilities) . . .       149,033
       330   Gas Natural SDG (Utilities) . . . . . . . . . . . .        76,617
     5,299   Iberdrola SA (Utilities). . . . . . . . . . . . . .        74,958
     2,396   Repsol SA (Oil/Gas) . . . . . . . . . . . . . . . .        91,732
       460   Sociedade General de Aguas de
               Barcelona SA (Diversified). . . . . . . . . . . .        19,097
       297   Tabacalera SA (Tobacco) . . . . . . . . . . . . . .        12,764
     7,420   Telefonica de Espana (Telecommunications) . 171,988
     2,023   Union Electrica Fenosa SA (Utility) . . . . . . . .        21,696
                                                                 --------------
                                                                       904,287
                                                                 --------------

             SWEDEN - 2.50%
       650   ABB AB - A (Machinery). . . . . . . . . . . . . . .        73,301
       100   ABB AB - B (Machinery). . . . . . . . . . . . . . .        11,307
       800   AGA AB - A (Chemicals). . . . . . . . . . . . . . .        12,068
     3,800   Astra AB - A (Pharmaceuticals). . . . . . . . . . .       187,551
       900   Astra AB - B (Pharmaceuticals). . . . . . . . . . .        43,366
       600   Atlas Copco AB - A (Machinery). . . . . . . . . . .        14,499
       600   Autoliv AB (Auto Related) . . . . . . . . . . . . .        26,274
       800   Electrolux AB - B (Furniture) . . . . . . . . . . .        46,397
       300   Hennes & Mauritz AB - B (Retail). . . . . . . . . .        41,476
       300   Securitas AB (Commercial Services). . . . . . . . .         8,722
       300   Skandia Forsakrings AB (Insurance). . . . . . . . .         8,480
     4,800   Skandinaviska Enskilda Banken (Banks) . . . . . . .        49,209
     1,200   Skanska AB (Engineering). . . . . . . . . . . . . .        52,988
     1,000   Stadshypotek AB (Banks) . . . . . . . . . . . . . .        27,387
     2,500   Stora Kopparbergs Bergslags Aktiebolag
               (Forest Products) . . . . . . . . . . . . . . . .        34,417
     1,700   Svenska Cellulosa AB (Forest Products). . . . . . .        34,483
     1,600   Svenska Handelsbanken - A Shares (Banks). . . . . .        45,929
     1,900   Swedish Match AB (Tobacco) (a). . . . . . . . . . .         6,678
     7,000   Telefonakiebolaget LM Ericsson - B Shares
               (Telecommunications). . . . . . . . . . . . . . .       216,315
       600   Volvo AB - A (Autos and Trucks) . . . . . . . . . .        13,093
     2,600   Volvo AB - B (Autos and Trucks) . . . . . . . . . .        57,308
                                                                 --------------
                                                                     1,011,248
                                                                 --------------

             SWITZERLAND - 5.66%
        70   ABB AG - Bearer (Machinery) . . . . . . . . . . . .        86,796
       150   Adecco SA (Commercial Services) . . . . . . . . . .        37,534
        25   Alusuisse-Lonza Holding AG (Holding Companies). . .        19,865
     1,400   CS Holding AG (Banks) . . . . . . . . . . . . . . .       143,357
        50   Holderbank Financiere Glaris AG - B Shares
               (Building Materials). . . . . . . . . . . . . . .        35,597
       280   Nestle SA (Food). . . . . . . . . . . . . . . . . .       299,643
       509   Novartis AG (Medical) (a) . . . . . . . . . . . . .       580,560
        12   Roche Holding AG - Bearer (Pharmaceuticals) . . . .       134,942
        50   Roche Holding AG - Genusschine (Pharmaceuticals). .       387,809
       100   Schweizerische Bankgesellschaft (Banks) . . . . . .        17,538
       170   Schweizerische Bankgesellschaft (Banks) . . . . . .       148,503
       120   Schweizerische Rueckversicherungs-
               Gesellschaft (Insurance)  . . . . . . . . . . . .       127,703
       550   Schweizerischer Bankverein (Banks). . . . . . . . .       104,241
        15   SGS Societe Generale de Surveillance
               Holding SA (Commercial Services). . . . . . . . .        36,752
       100   Societe Suisse pour la Microelectronique
               et l'Horlogerie (Jewelry) . . . . . . . . . . . .        14,224
        25   Sulzer AG (Manufacturing) . . . . . . . . . . . . .        14,392
       350   Zurich Versicherungsgesellschaft (Insurance). . . .        96,962
                                                                 --------------
                                                                     2,286,418
                                                                 --------------

             UNITED KINGDOM - 18.99%
    11,511   Abbey National Plc. (Banks) . . . . . . . . . . . .       150,696
     2,434   Anglian Water Plc. (Utilities). . . . . . . . . . .        24,575
     7,298   Associated British Foods Plc. (Food Processing) . .        60,510
    10,869   Barclays Plc. (Banks) . . . . . . . . . . . . . . .       186,094
     7,153   Bass Plc. (Brewery) . . . . . . . . . . . . . . . .       100,498
     2,195   BBA Group Plc. (Auto Related) . . . . . . . . . . .        13,297
     9,129   Blue Circle Industries Plc. (Building Materials). .        55,460
     4,186   BOC Group Plc. (Chemicals)  . . . . . . . . . . . .        62,573
     7,229   Boots Co. Plc. (Retail) . . . . . . . . . . . . . .        74,535
     3,989   BPB Plc. (Paper). . . . . . . . . . . . . . . . . .        26,179
     3,455   British Aerospace Plc. (Aerospace). . . . . . . . .        75,681
     7,789   British Airways Plc. (Transportation) . . . . . . .        80,709
    33,849   British Gas Plc. (Utilities). . . . . . . . . . . .       130,043
     4,663   British Land Co. Plc. (Real Estate) . . . . . . . .        41,256
    41,568   British Petroleum Co. Plc. (Oil/Gas). . . . . . . .       498,303
    13,466   British Sky Broadcasting Group Plc.
               (Broadcasting). . . . . . . . . . . . . . . . . .       120,292
    17,866   British Steel Plc. (Steel)  . . . . . . . . . . . .        49,071
    44,594   British Telecommunications Plc.
               (Telecommunications)  . . . . . . . . . . . . . .       301,058
    28,729   BTR Plc. (Holding Companies). . . . . . . . . . . .       139,625
     1,724   Burmah Castrol Plc. (Oil/Gas) . . . . . . . . . . .        32,483
    22,908   B.A.T. Industries Plc. (Tobacco). . . . . . . . . .       189,936
    18,038   Cable & Wireless Plc. (Telecommunications). . . . .       149,866
     7,823   Cadbury Schweppes Plc. (Beverages). . . . . . . . .        65,933
     2,304   MB Caradon Group Plc. (Holding Companies) . . . . .         9,423
     5,405   Carlton Communications Plc. (Broadcasting). . . . .         47,589
     5,308   Commercial Union Plc. (Insurance) . . . . . . . . .        62,086
     1,317   Electrocomponents Plc. (Electronics). . . . . . . .        10,412
     3,496   EMI Group Plc. (Entertainment). . . . . . . . . . .        82,561
    20,903   General Electric Co. Plc. (Electronics) . . . . . .       136,646
     3,322   GKN Plc. (Auto Related) . . . . . . . . . . . . . .        56,906
    26,026   Glaxo Wellcome Plc. (Pharmaceuticals) . . . . . . .       422,223


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
EAFE EQUITY INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----
     7,304   Granada Group Plc. (Leisure Time) . . . . . . . . . $     107,682
    16,028   Grand Metropolitan Plc. (Wine and Spirits). . . . .       125,898
     8,933   Great Universal Stores Plc. (Retail). . . . . . . .        93,557
    14,758   Guiness Plc. (Wine and Spirits) . . . . . . . . . .       115,543
    50,551   Hanson Plc. (Holding Companies) . . . . . . . . . .        70,504
     6,973   HSBC Holdings Plc. (75P) (Banks). . . . . . . . . .       155,844
    13,564   HSBC Holdings Plc. ($HK10) (Banks). . . . . . . . .       295,258
     6,240   Imperial Chemical Industries Plc. (Chemicals) . . .        82,064
    14,129   J. Sainsbury Plc. (Retail). . . . . . . . . . . . .        93,814
     5,034   Kingfisher Plc. (Retail)  . . . . . . . . . . . . .        54,402
     3,926   Land Securities Plc. (Real Estate). . . . . . . . .        49,986
    12,660   Legal & General Group Plc. (Insurance). . . . . . .        80,594
    38,737   Lloyds TSB Group Plc. (Banks) . . . . . . . . . . .       285,381
    13,587   LucasVarity Plc. (Auto Related) (a) . . . . . . . .        51,734
    20,729   Marks & Spencer Plc. (Retail) . . . . . . . . . . .       174,175
     2,300   MEPC Plc. (Property and Development). . . . . . . .        17,043
     2,082   Mercury Asset Management Group Plc.
               (Financial Services). . . . . . . . . . . . . . .        44,305
    13,648   National Grid Group Plc. (Utilities). . . . . . . .        45,661
    10,367   National Power Plc. (Utilities) . . . . . . . . . .        86,754
     3,351   Pearson Plc. (Publishing) . . . . . . . . . . . . .        42,981
     5,038   Peninsular and Oriental Steam Navigation
               Company (Transportation). . . . . . . . . . . . .        50,867
     5,737   Pilkington Plc. (Building Materials). . . . . . . .        15,365
    14,522   Prudential Corp. Plc. (Insurance) . . . . . . . . .       122,145
     3,362   Railtrack Group Plc. (Transportation) . . . . . . .        22,294
     7,755   Rank Group Plc. (Entertainment) . . . . . . . . . .        57,796
     5,705   Redland Plc. (Building and Construction). . . . . .        35,781
     4,621   Reed International Plc. (Publishing/Printing) . . .        87,106
    12,529   Reuters Holdings Plc. (Publishing/Printing) . . . .       161,128
     4,236   Rexam Plc. (Packaging & Container). . . . . . . . .        26,133
     1,863   RMC Group Plc. (Building Materials) . . . . . . . .        31,802
    11,697   Rolls-Royce Plc. (Aerospace). . . . . . . . . . . .        51,544
     2,748   Royal Bank of Scotland Group Plc. (Banks) . . . . .        26,499
    13,268   Royal & Sun Alliance Insurance Group Plc.
               (Insurance) . . . . . . . . . . . . . . . . . . .       100,926
     8,525   RTZ Corp. Plc. (Metals and Mining). . . . . . . . .       136,624
    10,533   Safeway Plc. (Retail) . . . . . . . . . . . . . . .        72,822
     1,000   Schroders Plc. (Banks). . . . . . . . . . . . . . .        25,926
    10,893   Scottish Power Plc. (Utilities) . . . . . . . . . .        65,617
     5,245   Scottish & Newcastle Plc. (Brewery) . . . . . . . .        61,619
    20,396   Smithkline Beecham Plc. (Pharmaceuticals) . . . . .       282,545
     1,074   Smiths Industries Plc. (Aerospace). . . . . . . . .        14,722
     2,636   Taylor Woodrow Plc. (Property and Development). . .         6,947
    17,572   Tesco Plc. (Retail) . . . . . . . . . . . . . . . .       106,602
     4,828   Thames Water Plc. (Utilities) . . . . . . . . . . .        50,606
     2,756   Thorn Plc. (Entertainment) (a). . . . . . . . . . .        11,862
     3,823   TI Group Plc. (Property and Development). . . . . .        38,076
     6,089   Unilever Plc. (Food). . . . . . . . . . . . . . . .       147,601
     3,908   United Utilities Plc. (Utilities) . . . . . . . . .        41,531
    19,560   Vodafone Group Plc. (Telecommunications). . . . . .        82,511
     4,342   Wolseley Plc. (Building Materials)  . . . . . . . .        34,329
     6,118   Zeneca Group Plc. (Pharmaceuticals) . . . . . . . .       172,489
                                                                 --------------
                                                                     7,671,514
                                                                 --------------

TOTAL COMMON STOCKS (Cost $38,480,176) . . . . . . . . . . . . . $  40,077,840
                                                                 --------------

Shares       Description                                             Value
------       -----------                                             -----

             OTHER SECURITIES - 0.00%
             HONG KONG - 0.00%
     1,200   Hong Kong and China Gas Co. Ltd. Rights
               (Utilities) . . . . . . . . . . . . . . . . . . . $         667
                                                                 --------------

             SPAIN - 0.00%
       460   General de Aguas D'Barcelona Rights
               (Diversified) . . . . . . . . . . . . . . . . . .           223
                                                                 --------------

TOTAL OTHER SECURITIES (Cost $0) . . . . . . . . . . . . . . . . $         890
                                                                 --------------

             PREFERRED STOCK CONVERTIBLE - 0.09%
             AUSTRALIA - 0.09%
     8,293   News Corporation Voting Preferred Shares
               (Consumer Services) (Cost $39,104). . . . . . . . $      36,888
                                                                 --------------

Principal
 Amount
---------
             SHORT TERM INVESTMENTS - 4.34%
             U.S. TREASURY BILLS - 4.34%
$   45,000   5.01%, 1/2/97 (b) . . . . . . . . . . . . . . . . . $      44,995
 1,710,000   5.36%, 1/16/97 (c). . . . . . . . . . . . . . . . .     1,706,649
                                                                 --------------


TOTAL SHORT TERM INVESTMENTS (Cost $1,751,644) . . . . . . . . . $   1,751,644
                                                                 --------------

TOTAL INVESTMENTS (Cost $40,270,924) - 103.65% . . . . . . . . . $  41,867,262
Liabilities in Excess of Other Assets - 3.65%. . . . . . . . . .     1,475,423
                                                                 --------------
NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . . $  40,391,839
                                                                 --------------
                                                                 --------------
--------------------
(a)  Non-Income Producing Security.
(b)  Held as collateral for futures contracts.
(c)  $80,000 of par value held as collateral for future contracts.

Industry Diversification (as a percentage of Total Investments)

     INDUSTRY                        % OF MARKET VALUE
     Banks                                14.75%
     Chemicals                             3.08
     Consumer goods                        2.20
     Electronics                           4.91
     Financial services                    3.03
     Insurance                             4.31
     Oil/gas                               5.13
     Other                                35.69*
     Pharmaceuticals                       5.08
     Real estate                           2.10
     Retail                                4.10
     Telecommunications                    4.56
     Transportation                        2.29
     U.S. Government                       4.18
     Utilities                             4.59
                                         -------
                                         100.00%
                                         -------
                                         -------

     *  No one industry represents more than 2% of Portfolio Holdings


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

             COMMON STOCKS - 96.69%
             ADVERTISING - 0.25%
     1,900   Catalina Marketing Corp. (a). . . . . . . . . . . . $     104,738
       600   Eagle River Interactive, Inc. (a) . . . . . . . . .         4,725
       625   Ha-Lo Industries, Inc. (a). . . . . . . . . . . . .        17,187
       600   May & Speh, Inc. (a). . . . . . . . . . . . . . . .         7,350
     1,200   National Media Corp. (a). . . . . . . . . . . . . .         8,400
     2,900   True North Communications . . . . . . . . . . . . .        63,438
                                                                 --------------
                                                                       205,838
                                                                 --------------

             AEROSPACE - 0.80%
     2,400   AAR Corp. . . . . . . . . . . . . . . . . . . . . .        72,600
     1,000   Alliant Techsystems, Inc. (a) . . . . . . . . . . .        55,000
     1,300   BE Aerospace, Inc.  (a) . . . . . . . . . . . . . .        35,262
     6,600   Coltec Industries (a) . . . . . . . . . . . . . . .       124,575
     2,300   Fairchild Corp.  (a). . . . . . . . . . . . . . . .        33,925
       600   Kaman Corp., Cl. A  . . . . . . . . . . . . . . . .         7,800
     2,300   OEA, Inc. . . . . . . . . . . . . . . . . . . . . .       105,225
     4,100   Orbital Sciences Corp. (a). . . . . . . . . . . . .        70,725
     3,300   Rohr, Inc. (a). . . . . . . . . . . . . . . . . . .        74,663
     1,700   Thiokol Corp. . . . . . . . . . . . . . . . . . . .        76,075
                                                                 --------------
                                                                       655,850
                                                                 --------------
             AGRICULTURE - 0.07%
     1,900   Delta & Pine Land Co. . . . . . . . . . . . . . . .        60,800
                                                                 --------------

             AIRLINES - 0.13%
     3,400   Atlantic Southeast Airlines, Inc. . . . . . . . . .        74,375
     4,300   Mesa Air Group, Inc. (a). . . . . . . . . . . . . .        29,025
                                                                 --------------
                                                                       103,400
                                                                 --------------

             APPAREL & TEXTILES - 1.27%
     3,400   Authentic Fitness Corp. . . . . . . . . . . . . . .        40,800
     2,000   Brown Group, Inc. . . . . . . . . . . . . . . . . .        36,750
    13,000   Charming Shoppes, Inc. (a). . . . . . . . . . . . .        65,813
       500   Donnkenny, Inc. (a) . . . . . . . . . . . . . . . .         2,313
       100   GC Companies, Inc.  (a) . . . . . . . . . . . . . .         3,462
     4,100   Genesco, Inc. (a) . . . . . . . . . . . . . . . . .        37,925
     3,200   Interface, Inc. . . . . . . . . . . . . . . . . . .        64,400
     3,400   Kellwood Co.. . . . . . . . . . . . . . . . . . . .        68,000
     1,700   Land's End, Inc. (a). . . . . . . . . . . . . . . .        45,050
       200   Marisa Christina, Inc. (a). . . . . . . . . . . . .         1,650
     3,900   Nautica Enterprises, Inc. (a) . . . . . . . . . . .        98,475
       300   Oshkosh B'Gosh, Inc., Cl. A . . . . . . . . . . . .         4,575
     1,500   Phillips-Van Heusen Corp. . . . . . . . . . . . . .        21,562
       700   Quiksilver, Inc. (a). . . . . . . . . . . . . . . .        14,962
     2,700   Ross Stores, Inc. . . . . . . . . . . . . . . . . .       135,000
     1,400   St. Johns Knits, Inc. . . . . . . . . . . . . . . .        60,900
     1,400   Spring Industries, Cl. A. . . . . . . . . . . . . .        60,200
     1,200   Starter Corp. (a) . . . . . . . . . . . . . . . . .         6,900
     7,100   Stride Rite Corp. . . . . . . . . . . . . . . . . .        71,000
       800   Timberland Co., Cl. A (a) . . . . . . . . . . . . .        30,400
     1,400   Westpoint Stevens, Inc. (a) . . . . . . . . . . . .        41,825
     1,000   Wet Seal Inc., Cl. A (a). . . . . . . . . . . . . .        21,375
     3,850   Wolverine World Wide, Inc.. . . . . . . . . . . . .       111,650
                                                                 --------------
                                                                     1,044,987
                                                                 --------------

             AUTO RELATED - 1.60%
       500   Advanced Lighting Techs (a) . . . . . . . . . . . .        12,125
     1,400   APS Holding Corp., Cl. A (a). . . . . . . . . . . .        21,700
     1,700   Arvin Industries, Inc.. . . . . . . . . . . . . . .        42,075
       900   BMC West Corp. (a). . . . . . . . . . . . . . . . .        11,025
     1,100   Borg-Warner Automotive, Inc.. . . . . . . . . . . .        42,350
     2,000   Breed Technologies, Inc.. . . . . . . . . . . . . .        52,000
       400   Dart Group Corp., Cl. A . . . . . . . . . . . . . .        37,200
       200   Detroit Diesel Corp. (a). . . . . . . . . . . . . .         4,600
     1,600   Exide Corp. . . . . . . . . . . . . . . . . . . . .        36,800
     3,200   Federal-Mogul Corp. . . . . . . . . . . . . . . . .        70,400
     3,100   Intermet Corp.. . . . . . . . . . . . . . . . . . .        49,987
     2,300   Kaydon Corp.. . . . . . . . . . . . . . . . . . . .       108,387
     4,900   Mascotech, Inc. . . . . . . . . . . . . . . . . . .        80,237
     1,050   Miller Industries Inc.-Tenn . . . . . . . . . . . .        21,000
     3,200   Modine Manufacturing Co.. . . . . . . . . . . . . .        85,600
       500   Myers Industries, Inc.. . . . . . . . . . . . . . .         8,438
     1,100   O'Reilly Automotive, Inc. (a) . . . . . . . . . . .        35,200
     3,900   Polaris Industries, Inc.. . . . . . . . . . . . . .        92,625
     3,600   Simpson Industries. . . . . . . . . . . . . . . . .        39,206
     1,700   Smith Corp. . . . . . . . . . . . . . . . . . . . .        50,788
     1,300   SPX Corp. . . . . . . . . . . . . . . . . . . . . .        50,375
     1,600   Standard Products Co. . . . . . . . . . . . . . . .        40,800
     1,300   Stant Corp. . . . . . . . . . . . . . . . . . . . .        20,475
     3,000   Stewart & Stevenson Services, Inc.. . . . . . . . .        87,375
     1,600   Superior Industries International, Inc. . . . . . .        37,000
     1,200   TBC Corp. (a) . . . . . . . . . . . . . . . . . . .         9,000
       900   Titan Wheel Intl., Inc. . . . . . . . . . . . . . .        11,475
     1,500   Top Source Technologies, Inc. (a) . . . . . . . . .         3,750
     1,000   Tower Automotive, Inc. (a). . . . . . . . . . . . .        31,250
     3,000   Wabash National Corp. . . . . . . . . . . . . . . .        55,125
       800   Walbro Corp.. . . . . . . . . . . . . . . . . . . .        14,600
     1,700   Wynn's International, Inc.. . . . . . . . . . . . .        53,762
                                                                 --------------
                                                                     1,316,730
                                                                 --------------

             BANKS -1.52%
         1   Bank of Boston Corp.. . . . . . . . . . . . . . . .            64
       300   Carolina First Corp.. . . . . . . . . . . . . . . .         5,813
     3,100   Collective Bancorp, Inc.. . . . . . . . . . . . . .       108,887
     2,600   Dauphin Deposit Corp. . . . . . . . . . . . . . . .        85,800
     3,800   First Commonwealth Financial Corp.. . . . . . . . .        70,775
     2,670   First Financial Bancorp . . . . . . . . . . . . . .        86,775
     1,800   First Hawaiian, Inc.. . . . . . . . . . . . . . . .        63,000
       699   First Union Corp. . . . . . . . . . . . . . . . . .        51,726
     5,000   Fulton Financial Corp.. . . . . . . . . . . . . . .       107,500
     1,800   ML Bancorp, Inc.. . . . . . . . . . . . . . . . . .        25,425
       800   National Bancorp of Alaska, Inc.. . . . . . . . . .        54,800
     3,700   Old National Bancorp. . . . . . . . . . . . . . . .       145,225
     1,500   Peoples First Corp. . . . . . . . . . . . . . . . .        38,250
       700   Pikeville National Corp . . . . . . . . . . . . . .        17,150
     3,200   Riggs National Corp. Washington DC. . . . . . . . .        55,200
     5,500   Roosevelt Financial Group, Inc. . . . . . . . . . .       115,500
     1,400   S & T Bancorp, Inc. . . . . . . . . . . . . . . . .        43,050
     1,900   Trust Company of N.J. . . . . . . . . . . . . . . .        26,600
     2,400   Vallicorp Holdings, Inc.. . . . . . . . . . . . . .        48,900
     3,700   Washington Federal, Inc.. . . . . . . . . . . . . .        98,050
                                                                 --------------
                                                                     1,248,490
                                                                 --------------


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

             BEVERAGES - 0.11%
     3,500   Coors (Adolph), Cl. B . . . . . . . . . . . . . . . $      66,500
       700   Robert Mondavi Corp., Cl. A (a) . . . . . . . . . .        25,550
                                                                 --------------
                                                                        92,050
                                                                 --------------

             BIOPHARMACEUTICALS - 0.80%
     3,200   Amerisource Health Corp., Cl. A (a) . . . . . . . .       154,400
     1,700   Amylin Pharmaceuticals, Inc. (a). . . . . . . . . .        22,100
       400   Aphton Corp. (a). . . . . . . . . . . . . . . . . .         7,800
     1,100   Immunex Corp. (a) . . . . . . . . . . . . . . . . .        21,450
     1,100   Incyte Pharmaceuticals, Inc. (a). . . . . . . . . .        56,650
     4,500   Liposome Company, Inc. (a). . . . . . . . . . . . .        86,062
     4,600   Nabi, Inc. (a). . . . . . . . . . . . . . . . . . .        40,250
     3,900   NeXstar Pharmaceuticals, Inc. (a) . . . . . . . . .        58,500
     1,700   Protein Design Labs, Inc. (a) . . . . . . . . . . .        62,050
       800   Roberts Pharmaceutical Corp. (a). . . . . . . . . .         9,000
     3,100   Somatogen, Inc. (a) . . . . . . . . . . . . . . . .        34,100
     2,600   Vertex Pharmaceuticals, Inc. (a). . . . . . . . . .       104,650
                                                                 --------------
                                                                       657,012
                                                                 --------------

             BREWERY - 0.14%
     3,000   Boston Beer Co., Inc., Cl. A (a). . . . . . . . . .        30,750
     1,700   Canadaigua Wine Co., Cl. B (a). . . . . . . . . . .        56,950
     4,500   Pepsi-Cola Puerto Rico Bottling Co. (a) . . . . . .        18,000
       800   Pete's Brewing Co. (a). . . . . . . . . . . . . . .         6,400
                                                                 --------------
                                                                       112,100
                                                                 --------------

             BROADCASTING - 1.22%
     1,300   Ackerley Communications, Inc. . . . . . . . . . . .        15,275
     1,700   Advo, Inc.. . . . . . . . . . . . . . . . . . . . .        23,800
       900   American Telecasting, Inc. (a). . . . . . . . . . .         5,175
     1,900   Argyle Television, Inc., Cl. A (a). . . . . . . . .        46,550
       500   BET Holdings, Inc., Cl. A (a) . . . . . . . . . . .        14,375
     5,600   Century Communications, Cl. A (a) . . . . . . . . .        31,850
     1,600   Chancellor Broadcasting, Cl. A (a). . . . . . . . .        38,000
     4,350   Evergreen Media Corp., Cl. A (a). . . . . . . . . .       108,750
     1,100   Heartland Wireless Communications, Inc. (a) . . . .        14,437
     1,100   Heftel Broadcasting Corp., Cl. A (a). . . . . . . .        34,650
     2,800   Heritage Media Corp., Cl. A (a) . . . . . . . . . .        31,500
     1,106   HSN, Inc. (a) . . . . . . . . . . . . . . . . . . .        26,267
     4,300   International Family Entertainment, Cl. B (a) . . .        66,650
       300   Jacor Communications, Inc. (a). . . . . . . . . . .         8,213
     3,800   Jones Intercable, Inc. (a). . . . . . . . . . . . .        40,375
     1,200   Katz Media Group (a). . . . . . . . . . . . . . . .        13,500
     1,000   Lin Television (a). . . . . . . . . . . . . . . . .        42,250
       600   Paxson Communications Corp. (a) . . . . . . . . . .         4,725
     2,000   Renaissance Communications Corp. (a). . . . . . . .        71,500
       700   SFX Broadcasting, Inc., Cl. A (a) . . . . . . . . .        20,825
     3,600   Spelling Entertainment Group (a). . . . . . . . . .        26,550
     2,600   TCA Cable TV, Inc.. . . . . . . . . . . . . . . . .        78,325
     5,400   United International Holdings, Cl. A (a). . . . . .        66,150
       500   United Television, Inc. . . . . . . . . . . . . . .        43,063
       900   United Video Satellite Grp., Cl. A (a). . . . . . .        15,750
     4,200   Westwood One, Inc. (a). . . . . . . . . . . . . . .        69,825
     1,400   Young Broadcasting Corp., Cl. A (a) . . . . . . . .        40,950
                                                                 --------------
                                                                       999,280
                                                                 --------------

             BUILDING - FOREST PRODUCTS - 0.05%
     3,100   Kaufman & Broad Home Corp.  . . . . . . . . . . . .        39,913

             BUILDING & CONSTRUCTION - 1.73%
       800   ABT Building Products Corp. (a) . . . . . . . . . .        20,000
       200   Butler MFG Co.. . . . . . . . . . . . . . . . . . .         8,100
     3,300   Calmat Co.. . . . . . . . . . . . . . . . . . . . .        61,875
     2,000   Carlisle Companies, Inc.. . . . . . . . . . . . . .       121,000
     1,100   Centex Construction Products. . . . . . . . . . . .        19,800
     3,900   Centex Corp.. . . . . . . . . . . . . . . . . . . .       146,737
       300   Dravo Corp. (a) . . . . . . . . . . . . . . . . . .         4,237
     1,700   Elcor Corp. . . . . . . . . . . . . . . . . . . . .        36,338
       900   Falcon Building Products, Cl. A (a) . . . . . . . .        13,275
     1,400   Fibreboard Corp. (a). . . . . . . . . . . . . . . .        47,250
       700   Florida Rock Inds.. . . . . . . . . . . . . . . . .        22,925
       600   Hughes Supply Co. . . . . . . . . . . . . . . . . .        25,875
     1,600   Insituform Technologies, Cl. A  (a) . . . . . . . .        11,800
     2,500   Kennemetal, Inc.. . . . . . . . . . . . . . . . . .        97,188
     3,800   Lennar Corp.. . . . . . . . . . . . . . . . . . . .       103,550
     1,800   Lone Star Industries, Inc.. . . . . . . . . . . . .        66,375
     2,300   Medusa Corp.. . . . . . . . . . . . . . . . . . . .        79,062
     1,200   NCI Building Systems, Inc. (a). . . . . . . . . . .        41,400
       300   NVR, Inc. (a) . . . . . . . . . . . . . . . . . . .         3,900
     1,100   Palm Harbor Homes, Inc. (a) . . . . . . . . . . . .        30,800
     2,400   Ply-Gem Industries, Inc.. . . . . . . . . . . . . .        29,700
       500   Puerto Rican Cement Co., Inc. . . . . . . . . . . .        15,625
     3,000   Ryland Group, Inc.. . . . . . . . . . . . . . . . .        41,250
       600   Simpson Manufacturing Co., Inc. (a) . . . . . . . .        13,800
     1,800   Skyline Corp. . . . . . . . . . . . . . . . . . . .        44,550
     2,400   Southdown, Inc. . . . . . . . . . . . . . . . . . .        74,700
       300   Southern Energy Homes, Inc.  (a). . . . . . . . . .         3,450
       900   Texas Industries, Inc.. . . . . . . . . . . . . . .        45,563
     1,000   TJ International, Inc.. . . . . . . . . . . . . . .        23,250
     2,300   Toll Brothers, Inc. (a) . . . . . . . . . . . . . .        44,850
     2,500   Triangle Pacific Corp.  (a) . . . . . . . . . . . .        60,156
       700   U.S. Home Corp. (a) . . . . . . . . . . . . . . . .        18,200
     2,900   Webb (Del E.) Corp. . . . . . . . . . . . . . . . .        47,488
                                                                 --------------
                                                                     1,424,069
                                                                 --------------

             CHEMICALS & TOXIC WASTE - 1.46%
     3,500   Arcadian Corp.. . . . . . . . . . . . . . . . . . .        92,750
     1,950   Cambrex Corp. . . . . . . . . . . . . . . . . . . .        63,863
     1,100   Chemed Corp.. . . . . . . . . . . . . . . . . . . .        40,150
     2,900   Chemfirst, Inc. (a) . . . . . . . . . . . . . . . .        67,062
     1,900   Dexter Corp.. . . . . . . . . . . . . . . . . . . .        60,562
     3,400   Geon Co.. . . . . . . . . . . . . . . . . . . . . .        66,725
       600   Hach Co.. . . . . . . . . . . . . . . . . . . . . .        11,400
     5,200   Lawter International, Inc.. . . . . . . . . . . . .        65,650
       800   Learonal, Inc.. . . . . . . . . . . . . . . . . . .        18,400
     2,200   Lilly Industries, Inc., Cl. A . . . . . . . . . . .        40,150
     1,100   Macdermid, Inc. . . . . . . . . . . . . . . . . . .        30,250
       100   McWhorter Technologies, Inc. (a). . . . . . . . . .         2,287
     4,069   Mississippi Chemical Corp.. . . . . . . . . . . . .        97,647
     1,700   Mycogen Corp. (a) . . . . . . . . . . . . . . . . .        36,550
       200   NCH Corp. . . . . . . . . . . . . . . . . . . . . .        12,050
     3,800   NL Industries, Inc. . . . . . . . . . . . . . . . .        41,325
     1,950   OM Group, Inc.. . . . . . . . . . . . . . . . . . .        52,650


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

       600   Petrolite Corp. . . . . . . . . . . . . . . . . . . $      28,800
     1,500   Rexene Corp.  . . . . . . . . . . . . . . . . . . .        20,437
     3,600   Schulman, Inc . . . . . . . . . . . . . . . . . . .        88,200
     3,200   Scotts Company (The), Cl. A (a) . . . . . . . . . .        63,600
     1,700   Synetic, Inc. (a) . . . . . . . . . . . . . . . . .        82,450
       800   WD-40 Co. . . . . . . . . . . . . . . . . . . . . .        40,813
     4,300   Wellman, Inc. . . . . . . . . . . . . . . . . . . .        73,637
                                                                 --------------
                                                                     1,197,408
                                                                 --------------

             CHEMICAL-SPECIALTY - 0.55%
     1,400   Bush Boake Allen, Inc. (a). . . . . . . . . . . . .        37,275
     2,000   Church & Dwight Co., Inc. . . . . . . . . . . . . .        45,750
     8,970   Crompton & Knowles Corp.. . . . . . . . . . . . . .       172,673
     3,700   Ferro Corp. . . . . . . . . . . . . . . . . . . . .       104,987
     2,000   Fuller (H.B.) Co. . . . . . . . . . . . . . . . . .        94,000
                                                                 --------------
                                                                       454,685
                                                                 --------------

             CLIENT SERVER COMPUTING - 0.20%
     1,000   Clarify, Inc. (a) . . . . . . . . . . . . . . . . .        48,000
     4,700   Platinum Technology (a) . . . . . . . . . . . . . .        64,038
     2,500   Xircom, Inc. (a). . . . . . . . . . . . . . . . . .        54,375
                                                                 --------------
                                                                       166,413
                                                                 --------------

             COAL, GAS & SOLAR - 0.20%
     7,600   AGL Resources, Inc. . . . . . . . . . . . . . . . .       160,550
                                                                 --------------

             COMMERCIAL SERVICES - 1.40%
       600   ABM Industries, Inc.. . . . . . . . . . . . . . . .        11,100
     1,800   Access Health, Inc. (a) . . . . . . . . . . . . . .        80,550
     3,100   Anixter International, Inc. (a) . . . . . . . . . .        49,987
     3,000   Barefoot, Inc.. . . . . . . . . . . . . . . . . . .        47,625
       700   Berlitz International, Inc. (a) . . . . . . . . . .        14,612
       300   Borg-Warner Security Corp. (a). . . . . . . . . . .         3,225
       700   CDI Corp. (a) . . . . . . . . . . . . . . . . . . .        19,863
     1,100   Central Parking Corp. . . . . . . . . . . . . . . .        36,850
     1,700   ClinTrials, Inc. (a). . . . . . . . . . . . . . . .        38,675
     1,950   COREStaff, Inc. (a) . . . . . . . . . . . . . . . .        46,191
       700   Electro Rent Corp. (a). . . . . . . . . . . . . . .        17,413
     1,600   EmCare Holdings, Inc. (a) . . . . . . . . . . . . .        37,200
     1,700   Employee Solutions, Inc. (a). . . . . . . . . . . .        34,850
     2,600   Franklin Quest Co. (a). . . . . . . . . . . . . . .        54,600
     1,800   GRC Intl., Inc. (a) . . . . . . . . . . . . . . . .        14,625
       400   Greenwich Air Services. . . . . . . . . . . . . . .         9,000
     1,400   Health Management Systems, Inc. (a) . . . . . . . .        19,600
       100   Hilb, Rogal & Hamilton Co.. . . . . . . . . . . . .         1,325
     1,100   Intelidata Technologies Corp. (a) . . . . . . . . .         7,975
       900   Iron Mountain, Inc. (a) . . . . . . . . . . . . . .        27,225
       450   ITT Educational Services, Inc. (a). . . . . . . . .        10,406
       700   Jenny Craig, Inc. (a) . . . . . . . . . . . . . . .         6,212
     2,100   Kinder Care Learning Ctrs. (a). . . . . . . . . . .        39,375
     2,500   Measurex Corp.. . . . . . . . . . . . . . . . . . .        60,000
     3,700   Metromedia Intl. Group, Inc. (a). . . . . . . . . .        36,537
       700   NFO Research, Inc. (a). . . . . . . . . . . . . . .        15,400
     2,100   Norrell . . . . . . . . . . . . . . . . . . . . . .        57,225
     1,200   Oxford Resources Corp., Cl. A (a) . . . . . . . . .        37,050
       800   Personnel Group of America, Inc. (a). . . . . . . .        19,300
     1,966   Pharmaceutical Product Development, Inc. (a). . . .        49,642
       500   Phymatrix Corp. (a) . . . . . . . . . . . . . . . .         7,125
     2,400   Primark Corp. (a) . . . . . . . . . . . . . . . . .        59,400
     1,100   Quintel Entertainment, Inc. (a) . . . . . . . . . .        10,312
     1,100   Romac International, Inc. (a) . . . . . . . . . . .        24,200
     1,800   Sitel Corp. . . . . . . . . . . . . . . . . . . . .        25,425
     6,100   Sotheby's Holdings, Cl. A   . . . . . . . . . . . .       113,612
       400   Unitog Co.. . . . . . . . . . . . . . . . . . . . .        10,900
                                                                 --------------
                                                                     1,154,612
                                                                 --------------

             COMPUTER - 1.08%
       900   3DO Company (The) (a) . . . . . . . . . . . . . . .         4,331
       600   American Business Info. (a) . . . . . . . . . . . .        13,350
     1,200   Computer Task Group, Inc. . . . . . . . . . . . . .        51,750
     1,500   Cyrix Corp. (a) . . . . . . . . . . . . . . . . . .        26,625
     5,000   Data General Corp. (a). . . . . . . . . . . . . . .        72,500
       600   Dialogic Corp. (a). . . . . . . . . . . . . . . . .        18,900
     2,100   Filenet Corp. (a) . . . . . . . . . . . . . . . . .        67,200
       900   HMT Technology Corp. (a). . . . . . . . . . . . . .        13,514
     1,100   IDX Systems (a) . . . . . . . . . . . . . . . . . .        31,488
       400   Integrated Measurement Systems (a). . . . . . . . .         6,950
     1,200   Micros Systems, Inc. (a). . . . . . . . . . . . . .        36,900
     3,200   Oak Technology (a). . . . . . . . . . . . . . . . .        36,000
       300   OnTrak Systems, Inc. (a). . . . . . . . . . . . . .         4,388
       600   Optical Data Systems, Inc. (a). . . . . . . . . . .         7,200
     1,300   Physicians Computer Network, Inc. (a) . . . . . . .        11,050
     1,600   Pinnacle Systems, Inc. (a). . . . . . . . . . . . .        16,800
       500   PRI  Automation, Inc. (a) . . . . . . . . . . . . .        22,750
     1,200   Sandisk Corp. (a) . . . . . . . . . . . . . . . . .        11,700
     4,300   Sequent Computer Systems, Inc. (a). . . . . . . . .        76,325
     4,100   Sierra Semiconductor (a). . . . . . . . . . . . . .        61,500
     1,300   Standard Microsystems Corp. (a) . . . . . . . . . .        12,350
     1,500   Stormedia Inc., Cl. A (a) . . . . . . . . . . . . .        24,187
     3,400   Stratus Computer, Inc. (a). . . . . . . . . . . . .        92,650
     1,500   Submicron Systems Corp. (a) . . . . . . . . . . . .         6,187
     1,100   Telxon Corp.. . . . . . . . . . . . . . . . . . . .        13,475
     1,800   Trident Microsystems, Inc.  (a) . . . . . . . . . .        30,375
       900   Visioneer, Inc. (a) . . . . . . . . . . . . . . . .         4,050
     4,800   Wang Laboratories, Inc. (a) . . . . . . . . . . . .        97,200
     1,100   Zoran Corp. (a) . . . . . . . . . . . . . . . . . .        19,800
                                                                 --------------
                                                                       891,495
                                                                 --------------

             COMPUTER SERVICES - 2.62%
     5,100   Acxiom Corp. (a). . . . . . . . . . . . . . . . . .       122,400
     3,500   Affiliated Computer Services, Inc. (a). . . . . . .       104,125
     1,500   Analysts International Corp.. . . . . . . . . . . .        42,375
     2,400   Applied Magnetics Corp. (a) . . . . . . . . . . . .        71,700
     3,800   Auspex Systems, Inc. (a). . . . . . . . . . . . . .        44,175
     2,900   BBN Corp. (a) . . . . . . . . . . . . . . . . . . .        65,250
     1,400   BDM International, Inc. (a) . . . . . . . . . . . .        75,950
     1,600   Black Box Corp. (a) . . . . . . . . . . . . . . . .        66,000
       500   Boca Research, Inc. (a) . . . . . . . . . . . . . .         5,188
     4,900   Borland International, Inc. (a) . . . . . . . . . .        26,644
     1,400   Brooktrout Technology, Inc. (a) . . . . . . . . . .        39,200
     2,700   Caere Corp. (a) . . . . . . . . . . . . . . . . . .        31,050
     1,900   Casino Data Systems (a) . . . . . . . . . . . . . .        13,063
     1,700   Centennial Technologies, Inc. (a) . . . . . . . . .        88,400
     1,300   Ciber, Inc. (a) . . . . . . . . . . . . . . . . . .        39,000


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

     4,500   Cognex Corp. (a). . . . . . . . . . . . . . . . . . $      83,250
     2,000   Computer Horizons Corp. (a) . . . . . . . . . . . .        77,000
     1,300   Computer Network Tech Corp. (a) . . . . . . . . . .         6,500
     6,200   Computervision Corp. (a). . . . . . . . . . . . . .        57,350
       400   Comshare, Inc. (a). . . . . . . . . . . . . . . . .         7,000
     2,800   Comverse Technologies, Inc. (a) . . . . . . . . . .       105,875
     1,100   Control Data Systems, Inc. (a). . . . . . . . . . .        24,200
       500   Dendrite International, Inc. (a). . . . . . . . . .         4,125
       200   Desktop Data, Inc. (a). . . . . . . . . . . . . . .         3,850
       600   DH Technology, Inc. (a) . . . . . . . . . . . . . .        14,400
     4,100   Diamond Multimedia Systems, Inc.. . . . . . . . . .        48,687
     1,500   Electro Scientific Industries, Inc. (a) . . . . . .        39,000
     1,200   Envoy Corp. (a) . . . . . . . . . . . . . . . . . .        45,000
       900   Evans & Sutherland CMP Corp. (a). . . . . . . . . .        22,500
       400   Excalibur Technologies Corp. (a). . . . . . . . . .         6,300
     1,300   Fair Issac & Co.. . . . . . . . . . . . . . . . . .        50,862
     1,000   General Magic, Inc. (a) . . . . . . . . . . . . . .         2,312
     1,200   Henry (Jack) & Associates . . . . . . . . . . . . .        42,900
       800   Hutchinson Tech (a) . . . . . . . . . . . . . . . .        60,800
       700   IKOS Systems, Inc. (a). . . . . . . . . . . . . . .        14,000
     1,500   Imnet Systems, Inc. (a) . . . . . . . . . . . . . .        36,375
       900   In Focus Systems, Inc. (a). . . . . . . . . . . . .        19,462
     1,400   Inacom Corp. (a). . . . . . . . . . . . . . . . . .        56,000
       500   Kronos, Inc. (a). . . . . . . . . . . . . . . . . .        16,000
     1,600   MetaTools, Inc. (a) . . . . . . . . . . . . . . . .        18,800
     1,300   Microtouch Systems, Inc. (a). . . . . . . . . . . .        31,200
     2,000   Mylex Corp. (a) . . . . . . . . . . . . . . . . . .        25,000
       800   National Computer Sys., Inc.. . . . . . . . . . . .        20,400
       100   Planar Systems, Inc. (a). . . . . . . . . . . . . .         1,175
       700   Precision Systems, Inc. (a) . . . . . . . . . . . .         3,500
       400   Quick Response Services, Inc. (a) . . . . . . . . .        11,400
       900   Radisys Corp. (a) . . . . . . . . . . . . . . . . .        43,875
       300   Renaissance Solutions, Inc. (a) . . . . . . . . . .        13,425
     3,000   Secure Computing Corp. (a). . . . . . . . . . . . .        27,375
     1,800   Silicon Storage Technology (a). . . . . . . . . . .         8,775
     4,500   Tech Data Corp. (a) . . . . . . . . . . . . . . . .       123,187
     2,200   Technology Solutions Co. (a). . . . . . . . . . . .        91,300
     2,200   Vanstar Corp. (a) . . . . . . . . . . . . . . . . .        53,900
                                                                 --------------
                                                                     2,151,580
                                                                 --------------

             COMPUTER SOFTWARE - 4.52%
     2,200   Acclaim Entertainment, Inc. (a) . . . . . . . . . .         7,150
       400   Advent Software, Inc. (a) . . . . . . . . . . . . .        12,150
     1,500   American Homepatient, Inc. (a). . . . . . . . . . .        40,875
       500   Applix, Inc. (a). . . . . . . . . . . . . . . . . .        10,937
     1,000   Arbor Software Corp. (a). . . . . . . . . . . . . .        24,250
     1,000   Aspen Technology, Inc. (a). . . . . . . . . . . . .        80,250
     1,900   Avant! Corp. (a). . . . . . . . . . . . . . . . . .        60,325
     3,100   Avid Technology (a) . . . . . . . . . . . . . . . .        32,162
     3,200   Banctec, Inc. (a) . . . . . . . . . . . . . . . . .        66,000
     2,300   Bell & Howell Co. (a) . . . . . . . . . . . . . . .        54,625
     2,500   BISYS Group (a) . . . . . . . . . . . . . . . . . .        92,656
     2,850   Boole & Babbage, Inc. (a) . . . . . . . . . . . . .        71,250
     2,300   Broderbund Software, Inc. (a) . . . . . . . . . . .        68,425
     1,900   Cellular Technical Services, Inc. (a) . . . . . . .        38,000
     2,000   Checkfree Corp. (a) . . . . . . . . . . . . . . . .        34,250
     2,100   Chips & Technologies, Inc. (a). . . . . . . . . . .        38,325
     2,700   Citrix Systems, Inc. (a). . . . . . . . . . . . . .       105,469
       500   CMG Information Services, Inc. (a). . . . . . . . .         8,375
     1,100   Cooper & Chyan Technology, Inc. (a) . . . . . . . .        36,025
       300   Cybercash, Inc. (a) . . . . . . . . . . . . . . . .         6,900
     4,600   Data Broadcasting Corp. (a) . . . . . . . . . . . .        32,200
       900   Datastream Systems, Inc. (a). . . . . . . . . . . .        16,200
       600   Decisionone Holdings Corp. (a). . . . . . . . . . .         9,900
       900   Digi International, Inc. (a). . . . . . . . . . . .         8,550
     1,500   Documentum, Inc. (a). . . . . . . . . . . . . . . .        50,625
       600   Elcom International, Inc. (a) . . . . . . . . . . .         4,725
       400   Enterprise Systems, Inc. (a). . . . . . . . . . . .         9,400
     2,000   Epic Design Technology, Inc. (a). . . . . . . . . .        50,000
     3,300   Exabyte Corp. (a) . . . . . . . . . . . . . . . . .        44,137
       800   Excite, Inc. (a). . . . . . . . . . . . . . . . . .         8,200
     2,900   FTP Software, Inc. (a). . . . . . . . . . . . . . .        17,400
     1,600   Geoworks (a). . . . . . . . . . . . . . . . . . . .        39,200
       600   Gerber Scientific, Inc. . . . . . . . . . . . . . .         8,925
     1,600   Harbinger Corp. (a) . . . . . . . . . . . . . . . .        42,000
       172   HBO & Co. . . . . . . . . . . . . . . . . . . . . .        10,212
     2,100   HNC Software, Inc. (a). . . . . . . . . . . . . . .        65,888
       800   HPR, Inc. (a) . . . . . . . . . . . . . . . . . . .        11,000
     2,400   Hyperion Software Corp. (a) . . . . . . . . . . . .        51,000
       700   IDT Corp.  (a). . . . . . . . . . . . . . . . . . .         7,700
       700   Individual, Inc. (a). . . . . . . . . . . . . . . .         4,200
       300   Inference Corp, Cl. A (a) . . . . . . . . . . . . .         2,175
     4,400   Information Resources, Inc. (a) . . . . . . . . . .        61,600
     1,200   Inso Corp. (a). . . . . . . . . . . . . . . . . . .        47,700
     1,400   Integrated Systems, Inc. (a). . . . . . . . . . . .        36,400
     1,300   Intersolv, Inc. (a) . . . . . . . . . . . . . . . .        12,025
       400   Intevac, Inc. (a) . . . . . . . . . . . . . . . . .         6,800
     3,300   Keane, Inc.  (a). . . . . . . . . . . . . . . . . .       104,775
       600   Learning Tree International, Inc. (a) . . . . . . .        17,700
     2,400   Legato Systems, Inc. (a). . . . . . . . . . . . . .        78,300
       800   Logic Works, Inc. (a) . . . . . . . . . . . . . . .         4,500
       700   Manugistics Group, Inc. (a) . . . . . . . . . . . .        27,825
       600   Maxis, Inc. (a) . . . . . . . . . . . . . . . . . .         7,350
     1,600   Media 100 Inc. (a). . . . . . . . . . . . . . . . .        14,200
     1,000   Mercury Interactive Corp. (a) . . . . . . . . . . .        13,000
     1,200   Microcom, Inc. (a). . . . . . . . . . . . . . . . .        14,850
     3,400   National Data Corp. . . . . . . . . . . . . . . . .       147,900
     1,500   National Instruments Corp. (a). . . . . . . . . . .        48,000
     1,700   Netcom On-Line Communication (a). . . . . . . . . .        22,100
     2,400   NetManage, Inc. (a) . . . . . . . . . . . . . . . .        14,400
     1,700   Network Appliance, Inc. (a) . . . . . . . . . . . .        86,488
       900   Network Peripherals, Inc. (a) . . . . . . . . . . .        15,975
     2,800   Phoenix Technologies Ltd. (a) . . . . . . . . . . .        45,150
       500   Pixar, Inc. (a) . . . . . . . . . . . . . . . . . .         6,500
     1,400   Policy Management Systems Corp. (a) . . . . . . . .        64,575
     1,900   Progress Software Corp. (a) . . . . . . . . . . . .        38,000
     1,000   Project Software & Development, Inc. (a). . . . . .        42,375
     3,500   Psinet, Inc.  (a) . . . . . . . . . . . . . . . . .        38,063
     2,363   Pure Atria Corp. (a). . . . . . . . . . . . . . . .        58,484
     5,300   Quarterdeck Corp. (a) . . . . . . . . . . . . . . .        21,863
       600   Rainbow Technologies, Inc. (a). . . . . . . . . . .        11,175
       500   Raptor Systems, Inc. (a). . . . . . . . . . . . . .        10,063
     1,900   Red Brick Systems, Inc. (a) . . . . . . . . . . . .        43,700
     1,000   Remedy Corp. (a). . . . . . . . . . . . . . . . . .        53,750


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

       800   Santa Cruz Operation, Inc. (a). . . . . . . . . . . $       5,600
       100   Sapient Corp. (a) . . . . . . . . . . . . . . . . .         4,213
     1,200   Scopus Technology, Inc. (a) . . . . . . . . . . . .        55,800
       600   Segue Software, Inc. (a). . . . . . . . . . . . . .        10,950
     2,400   SEI Corp. . . . . . . . . . . . . . . . . . . . . .        53,400
     1,000   Smith Micro Software, Inc. (a). . . . . . . . . . .         4,875
     1,900   Spectrum Holobyte, Inc. (a) . . . . . . . . . . . .        14,250
     1,800   SPS Transaction Services CRP (a). . . . . . . . . .        27,450
       200   SPSS, Inc. (a). . . . . . . . . . . . . . . . . . .         5,575
     1,900   Spyglass, Inc. (a). . . . . . . . . . . . . . . . .        23,750
       200   SQA, Inc. (a) . . . . . . . . . . . . . . . . . . .         6,650
     3,600   STAC, Inc. (a). . . . . . . . . . . . . . . . . . .        23,850
       600   State of the Art, Inc. (a). . . . . . . . . . . . .         7,425
       400   Storage Computer Corp. (a). . . . . . . . . . . . .         5,250
     3,500   Structural Dynamics Research Corp. (a). . . . . . .        70,000
       500   Summit Medical Systems, Inc. (a). . . . . . . . . .         3,812
     1,600   Sunriver Corp. (a). . . . . . . . . . . . . . . . .         2,600
     5,600   Symantec Corp. (a). . . . . . . . . . . . . . . . .        81,200
     2,500   SYNC Research, Inc. (a) . . . . . . . . . . . . . .        34,375
     4,000   System Software Association . . . . . . . . . . . .        42,500
       900   Systems & Computer Tech. Corp. (a). . . . . . . . .        14,400
     2,500   Systemsoft Corp. (a). . . . . . . . . . . . . . . .        37,187
     2,700   Transaction Systems Architects, Cl. A (a) . . . . .        89,775
     1,400   Tseng Laboratories, Inc. (a). . . . . . . . . . . .         4,375
       600   USdata Corp. (a). . . . . . . . . . . . . . . . . .         3,375
     1,300   Vantive Corp. (a) . . . . . . . . . . . . . . . . .        40,625
     1,400   Veritas Software Corp. (a). . . . . . . . . . . . .        69,650
     1,400   Verity, Inc. (a). . . . . . . . . . . . . . . . . .        21,525
     1,800   Viasoft, Inc. (a) . . . . . . . . . . . . . . . . .        85,050
     1,700   VideoServer, Inc. (a) . . . . . . . . . . . . . . .        72,250
     3,000   Viewlogic Systems, Inc. (a) . . . . . . . . . . . .        34,125
     1,200   Visio Corp. (a) . . . . . . . . . . . . . . . . . .        59,400
     1,500   Wall Data, Inc. (a) . . . . . . . . . . . . . . . .        22,687
       900   Wind River Systems (a). . . . . . . . . . . . . . .        42,637
     2,500   Wonderware Corp. (a). . . . . . . . . . . . . . . .        22,227
       300   Workgroup Technology Corp. (a). . . . . . . . . . .         1,987
       400   Yahoo!, Inc. (a). . . . . . . . . . . . . . . . . .         6,800
                                                                 --------------
                                                                     3,709,222
                                                                 --------------

             CONSUMER GOODS-FOREIGN - 0.18%
     1,900   Bush Industries, Cl. A. . . . . . . . . . . . . . .        36,575
       900   Fossil, Inc. (a). . . . . . . . . . . . . . . . . .        12,150
     1,500   Galoob Lewis Toys, Inc. (a) . . . . . . . . . . . .        21,000
     1,100   Herbalife International, Inc. . . . . . . . . . . .        35,887
     2,400   Renters Choice, Inc. (a). . . . . . . . . . . . . .        34,800
     1,000   Strategic Distribution, Inc. (a). . . . . . . . . .         7,875
                                                                 --------------
                                                                       148,287
                                                                 --------------

             CONSUMER SERVICES-FOREIGN - 0.92%
     1,300   Billing Information Concepts (a). . . . . . . . . .        37,375
     2,200   Cellular Communications of Puerto Rico (a). . . . .        43,450
     3,600   Crawford & Co., Cl. B . . . . . . . . . . . . . . .        82,350
     2,600   Devry, Inc. (a) . . . . . . . . . . . . . . . . . .        61,100
     1,750   Equity Corp. International (a). . . . . . . . . . .        35,000
     2,900   G & K Services Inc., Cl. A. . . . . . . . . . . . .       109,475
       700   Pinkertons, Inc. (a). . . . . . . . . . . . . . . .        17,587
     2,100   Pre-Paid Legal Services, Inc. (a) . . . . . . . . .        38,325
     3,700   Rollins, Inc. . . . . . . . . . . . . . . . . . . .        74,000
     1,600   Seattle Filmworks, Inc. (a) . . . . . . . . . . . .        32,600
     1,550   Sylvan Learning Systems, Inc. (a) . . . . . . . . .        44,175
     5,200   United Waste Systems, Inc. (a). . . . . . . . . . .       178,750
                                                                 --------------
                                                                       754,187
                                                                 --------------

             CONTAINERS - 0.62%
       700   ACX Technologies, Inc. (a). . . . . . . . . . . . .        13,912
     1,700   Aptargroup, Inc.. . . . . . . . . . . . . . . . . .        59,925
     4,300   Ball Corp.. . . . . . . . . . . . . . . . . . . . .       111,800
     3,000   Chesapeake Corp.. . . . . . . . . . . . . . . . . .        94,125
     5,200   Gaylord Container Corp., Cl. A (a). . . . . . . . .        31,850
     2,800   Greif Bros Corp., Cl. A . . . . . . . . . . . . . .        79,100
       100   Liqui-Box Corp. . . . . . . . . . . . . . . . . . .         3,250
     4,800   Longview Fibre Co.. . . . . . . . . . . . . . . . .        88,200
     1,400   Shorewood Packaging Corp. (a) . . . . . . . . . . .        27,300
                                                                 --------------
                                                                       509,462
                                                                 --------------

             COSMETICS & TOILETRIES - 0.15%
     3,400   Advanced Polymer Systems (a). . . . . . . . . . . .        25,925
     1,550   Inbrand Corp. (a) . . . . . . . . . . . . . . . . .        32,550
     1,500   Natures Sunshine Prods., Inc. . . . . . . . . . . .        27,000
     4,600   Playtex Products, Inc. (a). . . . . . . . . . . . .        36,800
                                                                 --------------
                                                                       122,275
                                                                 --------------

             DIVERSIFIED - 0.39%
       400   Cole Taylor Financial Group . . . . . . . . . . . .        10,600
     4,100   Duke Realty Investments, Inc. . . . . . . . . . . .       157,850
     4,900   Hexcel Corp. (a). . . . . . . . . . . . . . . . . .        79,625
       900   Justin Industries, Inc. . . . . . . . . . . . . . .        10,350
     1,224   NACCO Industries, Cl. A . . . . . . . . . . . . . .        65,484
                                                                 --------------
                                                                       323,909
                                                                 --------------
             Drugs - 0.70%
       600   Alpharma, Inc.. . . . . . . . . . . . . . . . . . .         8,550
     2,300   Cephalon, Inc. (a). . . . . . . . . . . . . . . . .        47,150
     3,200   Cor Therapeutics, Inc. (a). . . . . . . . . . . . .        31,600
     3,900   Gilead Sciences, Inc. (a) . . . . . . . . . . . . .        97,500
     3,500   Isis Pharmaceuticals (a). . . . . . . . . . . . . .        63,000
     2,900   Jones Medical Industries, Inc.. . . . . . . . . . .       106,213
     1,100   Matrix Pharmaceutical, Inc. (a) . . . . . . . . . .         6,738
     6,300   Perrigo Co. (a) . . . . . . . . . . . . . . . . . .        57,487
     2,200   R. P. Scherer Corp. (a) . . . . . . . . . . . . . .       110,550
     2,700   Sequus Pharmaceuticals, Inc. (a). . . . . . . . . .        43,200
                                                                 --------------
                                                                       571,988
                                                                 --------------

             DRUGS/RETAIL - 0.14%
     2,200   Express Scripts, Inc. (a) . . . . . . . . . . . . .        78,925
       900   Rexall Sundown, Inc. (a). . . . . . . . . . . . . .        24,469
     2,100   Zila, Inc. (a). . . . . . . . . . . . . . . . . . .        13,912
                                                                 --------------
                                                                       117,306
                                                                 --------------

             ELECTRICAL EQUIPMENT - 1.61%
     3,200   Ametek, Inc.. . . . . . . . . . . . . . . . . . . .        71,200
     3,300   Baldor Electric Co. . . . . . . . . . . . . . . . .        81,263
     2,300   Belden, Inc.. . . . . . . . . . . . . . . . . . . .        85,100
       600   Charter Power Systems, Inc. . . . . . . . . . . . .        18,300


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

    13,700   Chyron Corp. (a). . . . . . . . . . . . . . . . . . $      39,388
       800   Energy Conversion Devices, Inc. (a) . . . . . . . .        10,900
     2,600   ESS Technology (a). . . . . . . . . . . . . . . . .        73,125
       400   Esterline Technologies Corp. (a). . . . . . . . . .        10,450
       200   Fluke Corp. . . . . . . . . . . . . . . . . . . . .         8,925
       900   Franklin Electric Company, Inc. . . . . . . . . . .        42,075
       500   Gasonics International Corp. (a). . . . . . . . . .         5,125
       500   Jabil Circuit, Inc. (a) . . . . . . . . . . . . . .        20,000
     5,000   Kemet Corp. (a) . . . . . . . . . . . . . . . . . .       116,250
     1,000   Littlefuse, Inc. (a). . . . . . . . . . . . . . . .        48,500
     1,500   Magnatek, Inc. (a). . . . . . . . . . . . . . . . .        19,312
     1,000   Marquette Medical Systems, Cl. A (a). . . . . . . .        22,125
       400   Merix Corp. (a) . . . . . . . . . . . . . . . . . .         6,100
     3,000   Methode Electronics, Cl. A. . . . . . . . . . . . .        60,750
     1,900   MRV Communications, Inc. (a). . . . . . . . . . . .        41,325
       600   Perceptron, Inc. (a). . . . . . . . . . . . . . . .        20,550
     4,200   Ramtron International Corp. (a) . . . . . . . . . .        25,200
     1,700   Samnina Corp. (a) . . . . . . . . . . . . . . . . .        96,050
     4,000   Silicon Valley Group, Inc. (a). . . . . . . . . . .        80,500
     2,200   Smart Modular Technologies (a). . . . . . . . . . .        55,275
       600   Telco Systems, Inc. (a) . . . . . . . . . . . . . .        11,400
     3,100   Tracor Inc. (a) . . . . . . . . . . . . . . . . . .        65,875
     4,300   Vicor (a) . . . . . . . . . . . . . . . . . . . . .        71,756
     4,900   VLSI Technology, Inc. (a) . . . . . . . . . . . . .       116,987
                                                                 --------------
                                                                     1,323,806
                                                                 --------------

             ELECTRONICS - 4.38%
     2,600   Actel Corp. (a) . . . . . . . . . . . . . . . . . .        61,750
     3,300   Allen Group, Inc. (a) . . . . . . . . . . . . . . .        73,425
     3,500   Alliance Semiconductor (a). . . . . . . . . . . . .        24,938
     1,000   Altron, Inc. (a). . . . . . . . . . . . . . . . . .        21,000
     2,600   Ampex Corp., Cl. A (a). . . . . . . . . . . . . . .        24,375
       400   Anadigics, Inc. (a) . . . . . . . . . . . . . . . .        15,700
       300   Analogic Corp.. . . . . . . . . . . . . . . . . . .        10,050
     2,700   BMC Industries Inc. - Minn. . . . . . . . . . . . .        85,050
     1,600   Burr-Brown Corp. (a). . . . . . . . . . . . . . . .        41,600
     1,700   Cable Design Technologies Corp. (a) . . . . . . . .        52,913
       700   C-Cor Electronics (a) . . . . . . . . . . . . . . .         9,275
     1,600   Cohu, Inc.. . . . . . . . . . . . . . . . . . . . .        37,200
     2,200   Computer Products, Inc. (a) . . . . . . . . . . . .        42,900
     4,500   Copytele, Inc. (a). . . . . . . . . . . . . . . . .        22,219
     2,900   Credence Systems (a). . . . . . . . . . . . . . . .        58,363
       800   Cree Research, Inc. (a) . . . . . . . . . . . . . .         7,500
       100   CTS Corp. . . . . . . . . . . . . . . . . . . . . .         4,275
       750   Cubic Corp. . . . . . . . . . . . . . . . . . . . .        17,344
       300   C.P. Clare Corp. (a). . . . . . . . . . . . . . . .         3,000
     3,900   Dallas Semiconductor Corp.. . . . . . . . . . . . .        89,700
     1,900   DII Group, Inc. (a) . . . . . . . . . . . . . . . .        44,175
     2,000   Dionex Corp. (a). . . . . . . . . . . . . . . . . .        70,000
     2,300   Dynatech Corp. (a). . . . . . . . . . . . . . . . .       101,775
     2,600   Electroglas, Inc. (a) . . . . . . . . . . . . . . .        41,925
       600   Eltron International, Inc. (a). . . . . . . . . . .        12,075
     2,100   Etec Systems, Inc. (a). . . . . . . . . . . . . . .        80,325
       600   Franklin Elec Publishers, Inc. (a). . . . . . . . .         7,275
     3,400   FSI Intl., Inc. . . . . . . . . . . . . . . . . . .        51,000
       400   Galileo Corp. (a) . . . . . . . . . . . . . . . . .        10,050
     3,300   Genrad, Inc. (a). . . . . . . . . . . . . . . . . .        76,725
     4,200   Gentex Corp. (a). . . . . . . . . . . . . . . . . .        84,525
       900   Genus, Inc. (a) . . . . . . . . . . . . . . . . . .         4,950
       700   Hadco Corp. (a) . . . . . . . . . . . . . . . . . .        34,300
     1,500   Identix, Inc. (a) . . . . . . . . . . . . . . . . .        12,281
     4,800   IMP, Inc. (a) . . . . . . . . . . . . . . . . . . .        10,650
     8,100   Integrated Device Technology, Inc. (a). . . . . . .       110,363
     1,200   Integrated Packaging Assembly Corp. (a) . . . . . .         9,694
     1,200   Integrated Process Equipment Corp. (a). . . . . . .        21,600
     1,300   Integrated Silicon Solution, Inc. (a) . . . . . . .        11,213
       504   Intermagnetics General Corp. (a). . . . . . . . . .         6,048
     2,300   ITI Technologies, Inc. (a). . . . . . . . . . . . .        34,787
     1,000   Itron, Inc. (a) . . . . . . . . . . . . . . . . . .        17,750
     2,400   Kent Electronics Corp. (a). . . . . . . . . . . . .        61,800
       600   Kuhlman Corp. . . . . . . . . . . . . . . . . . . .        11,625
     2,800   Lattice Semiconductor Corp. (a) . . . . . . . . . .       128,800
     1,800   Logicon, Inc. . . . . . . . . . . . . . . . . . . .        65,700
     3,600   Lo-Jack Corp. (a) . . . . . . . . . . . . . . . . .        36,000
     5,600   LTX Corp. (a) . . . . . . . . . . . . . . . . . . .        32,900
     1,400   Marshall Industries . . . . . . . . . . . . . . . .        42,875
       600   Mattson Technology, Inc. (a). . . . . . . . . . . .         5,700
     4,200   Microchip Technology, Inc. (a). . . . . . . . . . .       213,675
       200   MTS Systems Corp. . . . . . . . . . . . . . . . . .         4,000
     1,700   Nichols Research Corp. (a). . . . . . . . . . . . .        43,350
     1,100   Nimbus CD International, Inc. (a) . . . . . . . . .         9,350
     1,700   Novellus Systems (a). . . . . . . . . . . . . . . .        92,119
     2,600   Oak Industries, Inc. (a). . . . . . . . . . . . . .        59,800
       500   Park Electrochemical Corp.. . . . . . . . . . . . .        11,375
       600   Photronics, Inc. (a). . . . . . . . . . . . . . . .        16,350
     3,700   Pioneer Standard Electronics, Inc.. . . . . . . . .        48,562
     1,300   Pittway Corp., Cl. A. . . . . . . . . . . . . . . .        69,550
     1,900   Recoton Corp. (a) . . . . . . . . . . . . . . . . .        28,381
     2,400   Robotic Vision Systems, Inc. (a). . . . . . . . . .        28,500
     1,000   Ross Technology, Inc. (a) . . . . . . . . . . . . .         3,500
     6,400   S3, Inc. (a). . . . . . . . . . . . . . . . . . . .       104,000
       600   SDL, Inc. (a) . . . . . . . . . . . . . . . . . . .        15,750
     1,600   Sheldahl, Inc. (a). . . . . . . . . . . . . . . . .        30,000
       400   Speedfam International, Inc. (a). . . . . . . . . .        11,400
       900   Stanford Telecommunications, Inc. (a) . . . . . . .        31,050
       300   Technitrol, Inc.. . . . . . . . . . . . . . . . . .        11,512
       600   Tech-Sym Corp. (a). . . . . . . . . . . . . . . . .        17,850
     4,000   Tencor Instruments (a). . . . . . . . . . . . . . .       105,500
       500   Thermospectra Corp. (a) . . . . . . . . . . . . . .         6,125
     1,716   Thomas & Betts. . . . . . . . . . . . . . . . . . .        76,147
       600   Transwitch Corp. (a). . . . . . . . . . . . . . . .         3,150
     3,000   Trimble Navagation Ltd. (a) . . . . . . . . . . . .        34,500
     2,500   Trinova Corp. . . . . . . . . . . . . . . . . . . .        90,937
       450   TSX Corp. (a) . . . . . . . . . . . . . . . . . . .         3,994
     1,700   Ultratech Stepper (a) . . . . . . . . . . . . . . .        40,375
     1,700   Uniphase Corp. (a). . . . . . . . . . . . . . . . .        89,250
     1,000   Unitrode Corp. (a). . . . . . . . . . . . . . . . .        29,375
     2,300   Vitesse Semiconductor Corp. (a) . . . . . . . . . .       104,650
       600   Watkins-Johnson Co. . . . . . . . . . . . . . . . .        14,700
     1,100   Whittaker Corp. (a) . . . . . . . . . . . . . . . .        13,887
     1,900   Wyle Electronics. . . . . . . . . . . . . . . . . .        75,050
     3,100   Xicor, Inc. (a) . . . . . . . . . . . . . . . . . .        31,775
     1,900   Zilog, Inc (a). . . . . . . . . . . . . . . . . . .        49,637
       700   Zygo Corp. (a). . . . . . . . . . . . . . . . . . .        36,400
                                                                 --------------
                                                                     3,596,989
                                                                 --------------


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996

Shares       Description                                             Value
------       -----------                                             -----

             ENGINEERING - 0.20%
       300   American Buildings Co. (a). . . . . . . . . . . . . $       7,163
     2,100   Granite Construction, Inc.. . . . . . . . . . . . .        39,900
     3,200   Jacobs Engineering Group, Inc. (a). . . . . . . . .        75,600
     1,500   L.S. Starrett Co., Cl. A. . . . . . . . . . . . . .        42,562
                                                                 --------------
                                                                       165,225
                                                                 --------------

             ENGINEERING & CONSTRUCTION - 0.03%
       700   Stone & Webster, Inc. . . . . . . . . . . . . . . .        22,050
                                                                 --------------

             ENTERTAINMENT - 0.18%
     2,600   Regal Cinemas, Inc. (a) . . . . . . . . . . . . . .        79,950
     2,800   Rio Hotel and Casino, Inc. (a). . . . . . . . . . .        40,950
     2,100   Trump Hotels & Casinos Resort (a) . . . . . . . . .        25,200
                                                                 --------------
                                                                       146,100
                                                                 --------------

             ENVIRONMENTAL CONTROL - 1.07%
     2,200   Air & Water Tech, Cl. A (a) . . . . . . . . . . . .        12,650
     8,600   Allied Waste Industries, Inc. (a) . . . . . . . . .        79,550
       200   Allwaste, Inc. (a). . . . . . . . . . . . . . . . .         1,025
     6,000   Calgon Carbon Corp. . . . . . . . . . . . . . . . .        73,500
       400   Continental Waste Inds., Inc. (a) . . . . . . . . .         9,325
     2,500   Culligan Water Technologies (a) . . . . . . . . . .       101,250
     3,200   Dames & Moore, Inc. . . . . . . . . . . . . . . . .        46,800
     3,100   Donaldson Co., Inc. . . . . . . . . . . . . . . . .       103,850
       600   Imco Recycling, Inc.. . . . . . . . . . . . . . . .         8,775
     1,400   Ionics, Inc.. . . . . . . . . . . . . . . . . . . .        67,200
     1,000   KFX, Inc. (a) . . . . . . . . . . . . . . . . . . .         5,500
       100   Mine Safety Appliances Co.. . . . . . . . . . . . .         5,325
     1,700   Molten Metal Technology, Inc. (a) . . . . . . . . .        19,975
       270   Republic Industries, Inc. (a) . . . . . . . . . . .         8,421
     5,100   Safety-Kleen. . . . . . . . . . . . . . . . . . . .        83,513
       600   Superior Services, Inc. (a) . . . . . . . . . . . .        12,225
     1,100   Tetra Technologies, Inc. (a). . . . . . . . . . . .        27,775
     4,000   U.S. Filter Corp. (a) . . . . . . . . . . . . . . .       127,000
     1,000   Watsco, Inc.. . . . . . . . . . . . . . . . . . . .        28,875
     2,100   Zurn Industries . . . . . . . . . . . . . . . . . .        54,862
                                                                 --------------
                                                                        877,396
                                                                 --------------

             FINANCE - 0.09%
       600   RAC Financial Group, Inc. (a) . . . . . . . . . . .        12,675
     1,600   Redwood Trust, Inc. . . . . . . . . . . . . . . . .        59,600
                                                                 --------------
                                                                        72,275
                                                                 --------------

             FINANCIAL SERVICES - 8.94%
     1,400   Aames Financial Corp. . . . . . . . . . . . . . . .        50,225
     2,400   ALBANK Financial Corp.. . . . . . . . . . . . . . .        75,300
     1,400   Alex Brown, Inc.. . . . . . . . . . . . . . . . . .       101,500
       400   Amcore Financial, Inc.. . . . . . . . . . . . . . .        10,700
     2,700   Americredit Corp. (a) . . . . . . . . . . . . . . .        55,350
     2,200   Amresco, Inc. (a) . . . . . . . . . . . . . . . . .        58,850
       600   Anchor Bancorp Wisconsin, Inc.. . . . . . . . . . .        21,450
     1,200   Associated Banc-Corp. . . . . . . . . . . . . . . .        51,000
     2,800   Astoria Financial Corp. . . . . . . . . . . . . . .       103,250
     3,000   Bancorpsouth, Inc.. . . . . . . . . . . . . . . . .        83,250
     1,000   Bank of Granite Corp. . . . . . . . . . . . . . . .        29,000
     1,100   Bankatlantic Bancorp, Inc., Cl. B . . . . . . . . .        14,713
     3,100   Bankers Corp. . . . . . . . . . . . . . . . . . . .        62,388
       400   Banknorth Group, Inc. . . . . . . . . . . . . . . .        16,600
       400   Bay View Capital Corp.. . . . . . . . . . . . . . .        16,950
     1,215   BOK Financial Corp. (a) . . . . . . . . . . . . . .        32,805
     4,100   Cal Fed Bancorp, Inc. (a) . . . . . . . . . . . . .       100,450
     1,200   CCB Financial Corp. . . . . . . . . . . . . . . . .        81,900
     3,300   Centura Banks, Inc. . . . . . . . . . . . . . . . .       147,263
     1,155   Chemical Financial Corp.. . . . . . . . . . . . . .        45,911
       300   Citfed Bancorp, Inc.. . . . . . . . . . . . . . . .         9,900
     1,800   Citizens Bancorp Maryland . . . . . . . . . . . . .       111,600
       900   Citizens Banking Corp. Michigan . . . . . . . . . .        28,350
     5,200   City National Corp. . . . . . . . . . . . . . . . .       112,450
     2,900   CNB Bankshares, Inc.. . . . . . . . . . . . . . . .       121,075
     2,800   Coast Savings Financial, Inc. (a) . . . . . . . . .       102,550
     2,000   Colonial Bancgroup, Inc.. . . . . . . . . . . . . .        80,000
     1,100   Commerce Bancorp, Inc. NJ . . . . . . . . . . . . .        36,300
     1,500   Commercial Federal Corp.. . . . . . . . . . . . . .        72,000
     2,200   Community First Bankshares, Inc.. . . . . . . . . .        60,500
     1,700   Corus Bankshares, Inc.. . . . . . . . . . . . . . .        54,825
       500   CPB, Inc. . . . . . . . . . . . . . . . . . . . . .        14,875
     1,900   Credit Acceptance Corp. (a) . . . . . . . . . . . .        44,650
     3,200   Cullen Frost Bankers, Inc.. . . . . . . . . . . . .       106,400
     1,200   Cuno Inc. (a) . . . . . . . . . . . . . . . . . . .        17,850
     3,400   Deposit Guaranty Corp.. . . . . . . . . . . . . . .       105,400
     3,450   Downey Financial Corp.. . . . . . . . . . . . . . .        67,706
     1,300   Eaton Vance Corp. . . . . . . . . . . . . . . . . .        61,913
       600   F & M Bancorporation Inc./ WI . . . . . . . . . . .        17,850
     3,400   F & M National Corp.. . . . . . . . . . . . . . . .        72,675
     2,100   Financial Federal Corp. (a) . . . . . . . . . . . .        35,175
     1,000   First Citizens Bancshares, Cl. A. . . . . . . . . .        77,000
     1,600   First Commerce Bancshares Inc., Cl. A . . . . . . .        42,400
     3,355   First Commercial Corp.. . . . . . . . . . . . . . .       124,554
       600   First Financial Corp. / Indiana . . . . . . . . . .        22,200
     3,000   First Financial Corp./Wisc. . . . . . . . . . . . .        73,500
       800   First Indiana Corp. . . . . . . . . . . . . . . . .        21,400
     2,166   First Michigan Bank Corp. . . . . . . . . . . . . .        64,168
     2,750   First Midwest Bancorp Inc./Il . . . . . . . . . . .        89,719
     1,800   First Sav. Bank of Washington . . . . . . . . . . .        33,075
       200   First United Bancshares /Ark. . . . . . . . . . . .         6,450
       800   First Western Bancorp . . . . . . . . . . . . . . .        21,000
     2,100   Firstbank of Illinois Co. . . . . . . . . . . . . .        72,975
       600   Firstbank Puerto Rico . . . . . . . . . . . . . . .        15,600
     2,700   Firstmerit Corp.. . . . . . . . . . . . . . . . . .        95,850
       700   Florida East Coast Inds.. . . . . . . . . . . . . .        61,163
     1,500   Fort Wayne National Corp. . . . . . . . . . . . . .        57,000
       500   Fund American Enterprise Holdings, Inc. . . . . . .        47,875
     2,300   F.N.B. Corp.. . . . . . . . . . . . . . . . . . . .        52,900
     6,300   Glendale Federal Bank FSB (a) . . . . . . . . . . .       146,475
     2,700   Great Financial Corp. . . . . . . . . . . . . . . .        78,638
     1,720   Hancock Holdings Co.. . . . . . . . . . . . . . . .        69,660
     1,339   Hubco, Inc. . . . . . . . . . . . . . . . . . . . .        32,806
     1,500   Imperial Bancorp (a). . . . . . . . . . . . . . . .        36,000
     3,300   Imperial Credit Industries (a). . . . . . . . . . .        69,300
     1,900   Inter-Regional Financial Group. . . . . . . . . . .        66,975
       500   Investment Technology Group (a) . . . . . . . . . .         9,625
       900   Jayhawk Acceptance Corp. (a). . . . . . . . . . . .        10,125
     1,600   Jefferies Group, Inc. . . . . . . . . . . . . . . .        64,600


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

     1,800   Jefferson Bankshares, Inc.. . . . . . . . . . . . . $      51,525
     3,400   Keystone Financial, Inc.. . . . . . . . . . . . . .        85,000
       500   Klamath First Bancorp, Inc. . . . . . . . . . . . .         7,875
     2,200   Legg Mason, Inc.. . . . . . . . . . . . . . . . . .        84,700
       700   Liberty Bancorp Inc./Oklahoma . . . . . . . . . . .        34,825
     2,100   Long Island Bancorp, Inc. . . . . . . . . . . . . .        73,500
     1,100   MAF Bancorp, Inc. . . . . . . . . . . . . . . . . .        38,225
     1,200   Magna Bancorp, Inc. . . . . . . . . . . . . . . . .        21,000
     2,300   Magna Group, Inc. . . . . . . . . . . . . . . . . .        67,850
     1,500   Mark Twain Bancshares, Inc. . . . . . . . . . . . .        73,125
       900   McDonald & Co. Investments. . . . . . . . . . . . .        31,275
     2,600   Morgan Keegan, Inc. . . . . . . . . . . . . . . . .        44,525
     1,100   Morrison Knudsen Corp. (a). . . . . . . . . . . . .         9,900
       300   National Auto Credit, Inc. (a). . . . . . . . . . .         3,600
       840   National City Bancshares/Ind. . . . . . . . . . . .        24,570
     3,500   National Commerce Bancorporation  . . . . . . . . .       133,875
     1,100   New York Bankcorp, Inc. . . . . . . . . . . . . . .        42,625
     2,300   North American Mortgage Co. . . . . . . . . . . . .        45,425
     2,200   North Fork Bancorporation . . . . . . . . . . . . .        78,375
     1,000   North Side Savings Bank . . . . . . . . . . . . . .        54,500
     4,800   Olympic Financial Ltd. (a). . . . . . . . . . . . .        69,000
     1,000   Onbancorp, Inc. . . . . . . . . . . . . . . . . . .        37,125
     2,250   One Valley Bancorp, Inc.. . . . . . . . . . . . . .        83,531
     3,700   Oregon Steel Mills, Inc.. . . . . . . . . . . . . .        61,975
       900   Peoples Bank Bridgeport Corp. . . . . . . . . . . .        25,988
     2,204   Peoples Heritage Financial Group. . . . . . . . . .        61,712
     3,400   PHH Corp. . . . . . . . . . . . . . . . . . . . . .       146,200
     7,100   Phoenix Duff & Phelps Corp. . . . . . . . . . . . .        50,588
     3,400   Pioneer Group, Inc. . . . . . . . . . . . . . . . .        80,750
     2,700   Provident Bancorp . . . . . . . . . . . . . . . . .        91,800
       700   Provident Bankshares Corp.. . . . . . . . . . . . .        27,300
       666   Queens County Bancorp, Inc. . . . . . . . . . . . .        31,552
     1,800   Quick & Reilly Group, Inc.. . . . . . . . . . . . .        53,775
     2,400   Raymond James Financial, Inc. . . . . . . . . . . .        72,300
     1,500   RCSB Financial, Inc.. . . . . . . . . . . . . . . .        43,500
     1,100   Republic Bancorp. . . . . . . . . . . . . . . . . .        12,787
     1,070   Resource Bancshares Mortgage Group  . . . . . . . .        15,247
     1,500   Security Capital Corp.. . . . . . . . . . . . . . .       110,625
       700   Silicon Valley Bancshares (a) . . . . . . . . . . .        22,575
       300   Sirrom Capital Corp.. . . . . . . . . . . . . . . .        11,025
     7,700   Sovereign Bancorp, Inc. . . . . . . . . . . . . . .       101,062
     1,400   St Paul Bancorp, Inc. . . . . . . . . . . . . . . .        41,125
     2,900   Standard Financial, Inc.. . . . . . . . . . . . . .        56,912
       600   Sumitomo Bank of California . . . . . . . . . . . .        15,000
       300   TR Financial Corp.. . . . . . . . . . . . . . . . .        10,650
       800   Trans Financial, Inc. . . . . . . . . . . . . . . .        18,400
     2,200   Trustco Bank Corp., NY. . . . . . . . . . . . . . .        47,025
     3,900   Trustmark Corp. . . . . . . . . . . . . . . . . . .        99,450
     2,520   UMB Financial Corp. . . . . . . . . . . . . . . . .       102,060
     2,600   United Bankshares, Inc. . . . . . . . . . . . . . .        85,800
     2,400   United Carolina BNCSHS, Inc.. . . . . . . . . . . .        94,800
     2,500   United Cos. Financial Corp. . . . . . . . . . . . .        66,562
     1,100   UST Corp. . . . . . . . . . . . . . . . . . . . . .        22,687
     1,400   U.S. Trust Corp.. . . . . . . . . . . . . . . . . .       110,600
     1,800   WesBanco, Inc.. . . . . . . . . . . . . . . . . . .        58,500
     1,600   Westamerica Bancorporation. . . . . . . . . . . . .        92,400
       500   Westcorp, Inc.. . . . . . . . . . . . . . . . . . .        10,937
     2,600   Whitney Holding Corp. . . . . . . . . . . . . . . .        91,975
       500   Winthrop Resources Corp.. . . . . . . . . . . . . .        14,375
     4,000   World Acceptance Corp. (a). . . . . . . . . . . . .        27,500
                                                                 --------------
                                                                     7,339,402
                                                                 --------------

             FOOD SERVICE/LODGING - 0.93%
     1,600   Bristol Hotel Co. (a) . . . . . . . . . . . . . . .        50,800
     1,900   Dekalb Genetics Corp., Cl. B. . . . . . . . . . . .        96,900
     5,800   Franchise Finance Corp. of American . . . . . . . .       160,225
     3,700   Luby's Cafeterias, Inc. . . . . . . . . . . . . . .        73,538
     1,200   Marcus Corp.. . . . . . . . . . . . . . . . . . . .        25,500
     1,000   Morrison Health Care, Inc.. . . . . . . . . . . . .        14,750
     1,200   Ruby Tuesday, Inc.. . . . . . . . . . . . . . . . .        22,200
     5,400   Ryan's Family Steak House (a) . . . . . . . . . . .        37,125
       900   Sanderson Farms, Inc. . . . . . . . . . . . . . . .        15,075
     3,500   Savannah Foods & Industries . . . . . . . . . . . .        47,250
     2,100   Sbarro, Inc.. . . . . . . . . . . . . . . . . . . .        53,550
     4,000   Shoney's, Inc. (a). . . . . . . . . . . . . . . . .        28,000
     2,600   Showbiz Pizza Time, Inc.  (a) . . . . . . . . . . .        47,125
     2,300   Smithfield Foods, Inc. (a). . . . . . . . . . . . .        87,400
                                                                 --------------
                                                                       759,438
                                                                 --------------

             FOODS - 1.54%
     1,800   Cellstar Corp. (a). . . . . . . . . . . . . . . . .        32,400
     3,100   Chiquita Brands Intl. . . . . . . . . . . . . . . .        39,525
     5,400   Dean Foods Co.. . . . . . . . . . . . . . . . . . .       174,150
       505   Diana Corp. (a) . . . . . . . . . . . . . . . . . .        13,888
     1,800   Dreyer's Grand Ice Cream, Inc.. . . . . . . . . . .        52,200
       800   Earthgrains Company . . . . . . . . . . . . . . . .        41,800
     5,700   Flowers Industries, Inc.. . . . . . . . . . . . . .       122,550
     2,400   Foodbrands America, Inc. (a). . . . . . . . . . . .        33,000
     1,600   Hudson Foods Inc., Cl. A. . . . . . . . . . . . . .        30,400
     3,100   Intl. Multifoods Corp.. . . . . . . . . . . . . . .        56,187
       700   Lance, Inc. . . . . . . . . . . . . . . . . . . . .        12,600
     1,300   Michael Foods, Inc. . . . . . . . . . . . . . . . .        16,575
       600   Morningstar Group, Inc. (a) . . . . . . . . . . . .        11,775
     1,400   Northland Cranberries, Cl. A. . . . . . . . . . . .        32,200
     1,300   NPC International, Inc. (a) . . . . . . . . . . . .        10,725
       900   Performance Food Group Co. (a). . . . . . . . . . .        13,950
     5,600   Premark International, Inc. . . . . . . . . . . . .       124,600
     4,400   Ralcorp Holdings, Inc. (a). . . . . . . . . . . . .        92,950
     4,200   Rykoff-Sexton, Inc. . . . . . . . . . . . . . . . .        66,675
       800   Smiths Food & Drug Centers, Cl. B . . . . . . . . .        24,800
     4,400   Smucker (J.M.) Co., Cl. A . . . . . . . . . . . . .        77,550
     2,600   Tootsie Roll Industries, Inc. . . . . . . . . . . .       103,025
     2,300   Universal Foods Corp. . . . . . . . . . . . . . . .        81,075
                                                                 --------------
                                                                     1,264,600
                                                                 --------------

             FOREST PRODUCTS & PAPER - 0.06%
     1,700   Buckeye Cellulose Corp. (a) . . . . . . . . . . . .        45,263
                                                                 --------------

             GAMING - 0.07%
     6,900   Aztar Corp. (a) . . . . . . . . . . . . . . . . . .        48,300
       400   Sodak Gaming (a). . . . . . . . . . . . . . . . . .         6,150
                                                                 --------------
                                                                        54,450
                                                                 --------------

             HEALTH CARE DIVERSIFIED - 0.42%
     4,600   American Oncology Resources, Inc. (a) . . . . . . .        47,150
     3,600   Cerner Corp. (a). . . . . . . . . . . . . . . . . .        55,800



            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

       600   HCIA, Inc. (a). . . . . . . . . . . . . . . . . . . $      20,700
       700   HealthPlan Services (a) . . . . . . . . . . . . . .        14,788
     7,100   Horizon/cms Healthcare Corp. (a). . . . . . . . . .        89,637
     1,800   Owen Healthcare, Inc. (a) . . . . . . . . . . . . .        47,700
     3,600   Physician Corp of America (a) . . . . . . . . . . .        36,000
     1,900   RTW, Inc. (a) . . . . . . . . . . . . . . . . . . .        34,913
                                                                 --------------
                                                                       346,688
                                                                 --------------

             HEALTHCARE - 1.01%
     3,000   Coram Healthcare Corp. (a). . . . . . . . . . . . .        15,000
       200   CRA Managed Care (a). . . . . . . . . . . . . . . .         9,000
     3,300   Genesis Health Ventures, Inc. (a) . . . . . . . . .       102,713
       500   Henry Schein, Inc. (a). . . . . . . . . . . . . . .        17,188
       400   Inhale Therapeutics Systems (a) . . . . . . . . . .         6,050
     2,000   Inphynet Medical Management (a) . . . . . . . . . .        36,000
     2,200   Living Centers of America (a) . . . . . . . . . . .        61,050
     4,600   Mariner Health Group (a). . . . . . . . . . . . . .        38,525
     3,800   Mid Atlantic Medical Services (a) . . . . . . . . .        50,825
     2,300   Multicare Cos., Inc. (a). . . . . . . . . . . . . .        46,575
     1,900   OccuSystems, Inc. (a) . . . . . . . . . . . . . . .        51,300
     1,300   Pediatrix Medical Group (a) . . . . . . . . . . . .        47,937
       600   Perclose, Inc. (a). . . . . . . . . . . . . . . . .        12,150
     3,900   Renal Treatment Centers, Inc. (a) . . . . . . . . .        99,450
     2,500   Rotech Medical Corp. (a). . . . . . . . . . . . . .        52,500
     3,300   Sun Healthcare Group, Inc. (a). . . . . . . . . . .        44,550
     1,200   TheraTx, Inc. (a) . . . . . . . . . . . . . . . . .        12,300
     4,400   Universal Health Services, Cl. B. . . . . . . . . .       125,950
                                                                 --------------
                                                                       829,063
                                                                 --------------

             HOLDING COMPANY - 0.11%
     3,900   Triarc Cos. (a) . . . . . . . . . . . . . . . . . .        44,850
     3,300   Walter Industries, Inc. (a) . . . . . . . . . . . .        46,613
                                                                 --------------
                                                                        91,463
                                                                 --------------

             HOSPITAL SUPPLIES & HEALTHCARE - 0.43%
     2,600   American Medical Response (a) . . . . . . . . . . .        84,500
     2,300   Haemonetics Corp. (a) . . . . . . . . . . . . . . .        43,412
     2,300   Interim Services Inc. (a) . . . . . . . . . . . . .        81,650
     3,900   Isolyser Company, Inc. (a). . . . . . . . . . . . .        27,300
     1,600   Rural/Metro Corp. (a) . . . . . . . . . . . . . . .        57,600
     4,600   Transitional Hospitals Corp. (a). . . . . . . . . .        44,275
       500   Vital Signs, Inc. . . . . . . . . . . . . . . . . .        13,000
                                                                 --------------
                                                                       351,737
                                                                 --------------

             HOTEL/MOTEL - 0.37%
     4,300   Boyd Gaming Corp. (a) . . . . . . . . . . . . . . .        35,475
     3,162   Doubletree Corp. (a). . . . . . . . . . . . . . . .       142,290
       600   Harveys Casinos Resorts . . . . . . . . . . . . . .        10,125
       500   Primadonna Resorts, Inc. (a). . . . . . . . . . . .         8,500
     2,700   Prime Hospitality Corp. (a) . . . . . . . . . . . .        43,538
     1,100   Red Roof Inns, Inc. (a) . . . . . . . . . . . . . .        17,050
     2,600   Showboat, Inc.. . . . . . . . . . . . . . . . . . .        44,850
                                                                 --------------
                                                                       301,828
                                                                 --------------

             HOUSEHOLD FURNISHINGS - 1.09%
     1,000   Aaron Rents, Inc., Cl. A. . . . . . . . . . . . . .        14,000
       700   Action Performance Companies., Inc. (a) . . . . . .        12,600
     1,500   Bassett Furniture Inds. . . . . . . . . . . . . . .        36,750
       800   Cort Business Services Corp. (a). . . . . . . . . .        16,500
     3,000   Department 56, Inc. (a) . . . . . . . . . . . . . .        74,250
     4,400   Extended Stay America, Inc. (a) . . . . . . . . . .        88,550
     7,300   Fedders Corp. . . . . . . . . . . . . . . . . . . .        45,625
     5,700   Furniture Brands Intl., Inc. (a). . . . . . . . . .        79,800
     1,300   Garden Ridge Corp. (a). . . . . . . . . . . . . . .        11,213
     4,700   Heilig-Meyers Co. . . . . . . . . . . . . . . . . .        76,375
     3,200   Juno Lighting, Inc. . . . . . . . . . . . . . . . .        51,200
     1,800   Kimball International, Cl. B. . . . . . . . . . . .        74,475
     1,500   La-Z-Boy Chair Co.. . . . . . . . . . . . . . . . .        44,250
       700   McGrath Rentcorp. . . . . . . . . . . . . . . . . .        18,025
     3,200   Miller (Herman), Inc. (a) . . . . . . . . . . . . .       181,200
       500   National Presto Inds., Inc. . . . . . . . . . . . .        18,687
       400   Rival Co (The). . . . . . . . . . . . . . . . . . .         9,950
     3,800   Zenith Electronics Corp. (a). . . . . . . . . . . .        41,325
                                                                 --------------
                                                                       894,775
                                                                 --------------

             HOUSEHOLD PRODUCTS - 0.27%
     1,200   Armor All Products Corp.. . . . . . . . . . . . . .        22,800
     2,400   Libbey, Inc.. . . . . . . . . . . . . . . . . . . .        66,900
     2,000   Toro Co.. . . . . . . . . . . . . . . . . . . . . .        73,000
       500   USA Detergents, Inc. (a). . . . . . . . . . . . . .        20,813
     2,800   Windmere Corp.. . . . . . . . . . . . . . . . . . .        36,050
                                                                 --------------
                                                                       219,563
                                                                 --------------

             HOUSING REVENUE - 0.12%
     5,160   Champion Enterprises, Inc. (a). . . . . . . . . . .       100,620
                                                                 --------------

             HUMAN RESOURCES - 0.05%
     2,200   Alternative Resources Corp. (a) . . . . . . . . . .        38,225
                                                                 --------------

             INSURANCE - 4.78%
     6,600   20th Century Industries . . . . . . . . . . . . . .       111,375
     2,300   Acordia, Inc. . . . . . . . . . . . . . . . . . . .        66,700
     6,200   Alexander & Alexander Services, Inc.. . . . . . . .       107,725
     3,600   Alfa Corp.. . . . . . . . . . . . . . . . . . . . .        45,450
     2,950   Allied Group, Inc.. . . . . . . . . . . . . . . . .        96,244
     1,100   American Annuity Group, Inc.. . . . . . . . . . . .        15,538
     1,900   American Bankers Insur. Group . . . . . . . . . . .        97,138
     3,100   Amerin Corp. (a). . . . . . . . . . . . . . . . . .        79,825
     1,300   Amvestors Financial Corp. . . . . . . . . . . . . .        19,175
     1,300   Argonaut Group, Inc.. . . . . . . . . . . . . . . .        39,975
     2,600   Baldwin & Lyons, Inc., Cl. B. . . . . . . . . . . .        47,775
     2,000   Bankers Life Holdings Corp. . . . . . . . . . . . .        50,000
     2,000   Berkley (WR) Corp.. . . . . . . . . . . . . . . . .       101,500
     1,800   Capital RE Corp.. . . . . . . . . . . . . . . . . .        83,925
       600   Capitol American Finl. Corp.. . . . . . . . . . . .        21,825
       300   Capmac Holdings, Inc. . . . . . . . . . . . . . . .         9,938
       600   Capsure Holdings Corp.. . . . . . . . . . . . . . .         6,825
       300   Citizens Corp.. . . . . . . . . . . . . . . . . . .         6,750
     4,000   CMAC Investment Corp. . . . . . . . . . . . . . . .       147,000
     3,200   Commerce Group, Inc.. . . . . . . . . . . . . . . .        80,800
     1,000   Compdent Corp. (a). . . . . . . . . . . . . . . . .        35,250
       758   Conseco, Inc. . . . . . . . . . . . . . . . . . . .        48,323
     2,800   Coventry Corp. (a). . . . . . . . . . . . . . . . .        25,944
     1,980   Delphi Financial Group, Inc., Cl. A (a) . . . . . .        58,410


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

     2,000   Enhance Financial Services Group. . . . . . . . . . $      73,000
     1,600   Executive Risk, Inc.. . . . . . . . . . . . . . . .        59,200
     2,200   E.W. Blanch Holdings, Inc.. . . . . . . . . . . . .        44,275
     2,700   Financial Security Assurance Holdings . . . . . . .        88,763
       600   First American Financial Corp.. . . . . . . . . . .        24,675
       700   Foremost Corp. of America . . . . . . . . . . . . .        42,000
     1,600   Fremont General Corp. . . . . . . . . . . . . . . .        49,600
     1,740   Frontier Insurance Group, Inc.. . . . . . . . . . .        66,555
       500   Gainsco, Inc. . . . . . . . . . . . . . . . . . . .         4,813
     2,400   Gallagher (Arthur J.) & Co. . . . . . . . . . . . .        74,400
     1,700   Guarantee Life Companies, Inc.. . . . . . . . . . .        31,450
     1,500   Guaranty National Corp. . . . . . . . . . . . . . .        25,125
     2,900   Hartford Steam Boiler Inspection & Insurance Co.. .       134,488
     2,700   HCC Insurance Holdings, Inc.. . . . . . . . . . . .        64,800
     1,900   Highlands Insurance Group (a) . . . . . . . . . . .        38,475
     1,500   Home Beneficial Corp., Cl. B. . . . . . . . . . . .        56,812
     3,200   Horace Mann Educators . . . . . . . . . . . . . . .       129,200
     1,200   Integon Corp. . . . . . . . . . . . . . . . . . . .        21,300
     3,400   John Alden Financial Corp.. . . . . . . . . . . . .        62,900
       500   JSB Financial, Inc. . . . . . . . . . . . . . . . .        19,000
     1,100   Liberty Corp. . . . . . . . . . . . . . . . . . . .        43,175
     1,100   Life RE Corp. . . . . . . . . . . . . . . . . . . .        42,487
     3,500   Life USA Holding, Inc. (a). . . . . . . . . . . . .        42,000
       300   Maic Holdings, Inc. (a) . . . . . . . . . . . . . .        10,162
       700   Markel Corp. (a). . . . . . . . . . . . . . . . . .        63,000
       400   Meadowbrook Insurance Group . . . . . . . . . . . .         8,400
     1,100   MMI Companies, Inc. . . . . . . . . . . . . . . . .        35,475
     2,300   NAC RE Corp.. . . . . . . . . . . . . . . . . . . .        77,912
       200   Natl. Western Life Ins., Cl.A (a) . . . . . . . . .        17,400
     1,200   Orion Capital Corp. . . . . . . . . . . . . . . . .        73,350
     2,100   Penncorp Financial Group, Inc.. . . . . . . . . . .        75,600
       300   Pioneer Financial Services, Inc.. . . . . . . . . .         7,500
       800   Poe & Brown, Inc. . . . . . . . . . . . . . . . . .        21,200
     1,500   Presidential Life Corp. . . . . . . . . . . . . . .        18,094
       723   PXRE Corp.. . . . . . . . . . . . . . . . . . . . .        17,894
     2,300   Reinsurance Group of America. . . . . . . . . . . .       108,387
     9,300   Reliance Group Holdings . . . . . . . . . . . . . .        84,863
     4,700   Riscorp (a) . . . . . . . . . . . . . . . . . . . .        17,037
     1,800   Risk Capital Holdings, Inc. (a) . . . . . . . . . .        34,875
     1,500   RLI Corp. . . . . . . . . . . . . . . . . . . . . .        50,062
       900   Security - Connecticut Corp.. . . . . . . . . . . .        31,612
     2,400   Selective Insurance Group . . . . . . . . . . . . .        91,200
     1,900   State Auto Financial Corp.. . . . . . . . . . . . .        34,200
     2,000   Town & Country Trust. . . . . . . . . . . . . . . .        29,250
     1,200   Trenwick Group, Inc.. . . . . . . . . . . . . . . .        55,500
     3,200   UICI (a). . . . . . . . . . . . . . . . . . . . . .       104,000
       300   United Dental Care, Inc. (a). . . . . . . . . . . .         9,112
     1,600   United Fire & Casuality Co. . . . . . . . . . . . .        56,400
       500   United Wisconsin Services . . . . . . . . . . . . .        13,125
     1,700   Vesta Insurance Group . . . . . . . . . . . . . . .        53,337
       900   Washington National Corp. . . . . . . . . . . . . .        24,750
     1,000   Zenith National Insurance, CP . . . . . . . . . . .        27,375
     1,100   Zurich Reinsurance Centre . . . . . . . . . . . . .        34,375
                                                                 --------------
                                                                     3,927,350
                                                                 --------------

             INVESTMENT COMPANIES - 0.17%
       600   Capital Southwest Corp. . . . . . . . . . . . . . .        43,200
       700   John Nuveen & Co., Inc. Cl. A . . . . . . . . . . .        18,550
     2,000   Storage USA, Inc. . . . . . . . . . . . . . . . . .        75,250
                                                                 --------------
                                                                       137,000
                                                                 --------------

             LEISURE RELATED - 0.67%
       400   AMC Entertainment, Inc. . . . . . . . . . . . . . .         5,750
       500   Ameristar Casinos, Inc. (a) . . . . . . . . . . . .         2,688
       700   Anchor Gaming (a) . . . . . . . . . . . . . . . . .        28,175
     4,100   Arctic Cat, Inc.. . . . . . . . . . . . . . . . . .        40,488
     1,400   Argosy Gaming Co. (a) . . . . . . . . . . . . . . .         6,475
       200   Bally's Grand, Inc. (a) . . . . . . . . . . . . . .         7,200
       200   Cannondale Corp. (a). . . . . . . . . . . . . . . .         4,500
     1,800   Carmike Cinemas, Inc., Cl. A (a). . . . . . . . . .        45,675
     1,000   Casino America, Inc. (a). . . . . . . . . . . . . .         3,187
       800   Casino Magic Corp. (a). . . . . . . . . . . . . . .         1,975
     1,200   Coachmen Industries, Inc. . . . . . . . . . . . . .        34,050
     5,500   Handleman Co. . . . . . . . . . . . . . . . . . . .        46,750
     2,900   Huffy Corp. . . . . . . . . . . . . . . . . . . . .        41,687
     3,300   Jostens, Inc. . . . . . . . . . . . . . . . . . . .        69,713
     2,400   K2, Inc.. . . . . . . . . . . . . . . . . . . . . .        66,000
     2,200   Outboard Marine . . . . . . . . . . . . . . . . . .        36,300
     1,200   Penn National Gaming, Inc. (a). . . . . . . . . . .        17,100
     2,900   Toy Biz, Inc. (a) . . . . . . . . . . . . . . . . .        56,550
     1,400   West Marine, Inc. (a) . . . . . . . . . . . . . . .        39,550
                                                                 --------------
                                                                       553,813
                                                                 --------------

             MACHINERY - 2.08%
       500   AG-Chem Equipment, Inc. (a) . . . . . . . . . . . .         9,125
     2,000   Albany International Corp., Cl. A . . . . . . . . .        46,250
       500   Allied Products Corp. . . . . . . . . . . . . . . .        14,875
     1,900   Applied Power, Inc., Cl. A. . . . . . . . . . . . .        75,288
       500   Aviall Inc. . . . . . . . . . . . . . . . . . . . .         4,625
     1,400   Bearings, Inc.- Ohio. . . . . . . . . . . . . . . .        39,025
     1,700   Blount Intl Inc., Cl. A . . . . . . . . . . . . . .        65,238
     3,800   BW/IP Holding, Inc. . . . . . . . . . . . . . . . .        62,700
     2,300   Cascade Corp. . . . . . . . . . . . . . . . . . . .        36,944
     3,900   Cincinnati Milacron, Inc. . . . . . . . . . . . . .        85,313
     1,500   Commercial Intertech Corp.. . . . . . . . . . . . .        20,438
       600   DT Industries, Inc. . . . . . . . . . . . . . . . .        21,000
     2,300   Duriron Co., Inc. . . . . . . . . . . . . . . . . .        62,388
     3,500   Giddings & Lewis, Inc.. . . . . . . . . . . . . . .        45,063
       400   Gleason Corp. . . . . . . . . . . . . . . . . . . .        13,250
     2,300   Global Industrial Tech, Inc. (a). . . . . . . . . .        50,888
     3,300   Global Industries Ltd. (a). . . . . . . . . . . . .        61,463
     1,600   Goulds Pumps, Inc.. . . . . . . . . . . . . . . . .        36,700
     1,600   Greenfield Industries Inc. / DE . . . . . . . . . .        49,000
       700   Helix Technology Corp.. . . . . . . . . . . . . . .        20,300
     2,500   IDEX Corp.. . . . . . . . . . . . . . . . . . . . .        99,687
     2,700   Kulicke & Soffa Industries (a). . . . . . . . . . .        51,300
     3,300   Lincoln Electric Co.. . . . . . . . . . . . . . . .       108,487
     1,100   Lindsay Manufacturing Co. . . . . . . . . . . . . .        51,425
     1,750   Manitowoc Company, Inc. . . . . . . . . . . . . . .        70,875
     6,900   Navistar International Corp. (a). . . . . . . . . .        62,962
     2,100   Osmonics, Inc.. . . . . . . . . . . . . . . . . . .        46,200
       500   Park-Ohio Industries, Inc. (a). . . . . . . . . . .         6,437
     2,200   Quickturn Design System, Inc. (a) . . . . . . . . .        45,100
     2,200   Regal Beloit Corp.. . . . . . . . . . . . . . . . .        43,175


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

     1,600   Robbins & Myers, Inc. . . . . . . . . . . . . . . . $      40,000
     1,300   Roper Industries, Inc.. . . . . . . . . . . . . . .        50,862
       500   Specialty Equipment, Cos. (a) . . . . . . . . . . .         6,250
       600   SPS Technologies, Inc. (a). . . . . . . . . . . . .        38,550
       500   Turbochef, Inc. (a) . . . . . . . . . . . . . . . .        11,062
     2,900   Watts Industries, Inc., Cl. A . . . . . . . . . . .        69,237
     2,700   Zebra Technologies Corp., Cl. A (a) . . . . . . . .        63,112
       600   Zoltek Cos. (a) . . . . . . . . . . . . . . . . . .        21,825
                                                                 --------------
                                                                     1,706,419
                                                                 --------------

             MANUFACTURING - 2.13%
       500   ABC Rail Products Corp. (a) . . . . . . . . . . . .         9,938
     3,200   Aura Systems, Inc. (a). . . . . . . . . . . . . . .         7,000
     1,600   Brady (WH) Co.. . . . . . . . . . . . . . . . . . .        39,400
     1,125   Cavalier Homes, Inc.. . . . . . . . . . . . . . . .        12,938
     2,600   Clarcor, Inc. . . . . . . . . . . . . . . . . . . .        57,525
       200   Coastcast Corp. (a) . . . . . . . . . . . . . . . .         2,900
       700   Cross (A.T.) Company, Cl. A . . . . . . . . . . . .         8,138
     1,100   Day Runner, Inc. (a). . . . . . . . . . . . . . . .        21,450
     3,200   Figgie International, Cl. A (a) . . . . . . . . . .        38,400
     1,900   Fisher Scientific International, Inc. . . . . . . .        89,538
     1,300   Foamex International, Inc. (a). . . . . . . . . . .        21,450
       300   Furon Company . . . . . . . . . . . . . . . . . . .         6,375
     4,000   Gencorp, Inc. . . . . . . . . . . . . . . . . . . .        72,500
       700   Graco, Inc. . . . . . . . . . . . . . . . . . . . .        17,150
     5,000   Griffon Corp. (a) . . . . . . . . . . . . . . . . .        61,250
     2,000   Harman International Industries, Inc. . . . . . . .       111,250
     1,500   Insilco Corp. (a) . . . . . . . . . . . . . . . . .        57,750
     4,600   Keystone International, Inc.. . . . . . . . . . . .        92,575
     2,800   Lydall, Inc. (a). . . . . . . . . . . . . . . . . .        63,000
       700   L.L. Knickerbocker Co. (a). . . . . . . . . . . . .         4,463
     1,500   Matthews Intl. Corp., Cl. A . . . . . . . . . . . .        42,375
     3,725   Paxar Corp. (a) . . . . . . . . . . . . . . . . . .        64,256
      3,500  Pentair . . . . . . . . . . . . . . . . . . . . . .        112,875
     1,000   Plantronics, Inc. (a) . . . . . . . . . . . . . . .        45,000
     1,700   RMI Titanium Co. (a). . . . . . . . . . . . . . . .        47,812
     1,700   Samsonite Corp. (a) . . . . . . . . . . . . . . . .        65,237
     1,300   Sequa Corp., Cl. A (a). . . . . . . . . . . . . . .        51,025
     1,400   Standex International Corp. . . . . . . . . . . . .        43,225
     2,500   Teleflex. . . . . . . . . . . . . . . . . . . . . .       130,312
     1,800   Thermo Terratech, Inc. (a). . . . . . . . . . . . .        17,775
       700   Tredegar Industries, Inc. . . . . . . . . . . . . .        28,087
     5,200   Tyco Toys, Inc. (a) . . . . . . . . . . . . . . . .        61,100
     2,100   Valspar Corp. . . . . . . . . . . . . . . . . . . .       118,912
       700   Vans, Inc.  (a) . . . . . . . . . . . . . . . . . .         8,750
     3,400   Waters Corp. (a). . . . . . . . . . . . . . . . . .       103,275
     1,600   Zytec Corp. (a) . . . . . . . . . . . . . . . . . .        17,000
                                                                 --------------
                                                                     1,752,006
                                                                 --------------

             MARKETING - 0.01%
       200   CKS Group Inc. (a). . . . . . . . . . . . . . . . .         5,575
                                                                 --------------

             MATERIALS-FOREIGN - 0.10%
    10,500   Collins & Aikman Corp. (a). . . . . . . . . . . . .        65,625
     1,200   Solv-Ex Corp. (a) . . . . . . . . . . . . . . . . .        16,800
                                                                 --------------
                                                                        82,425
                                                                 --------------

             MEDICAL BIOTECHNOLOGY - 1.44%
     3,400   Advanced Tissue Sciences, Inc. (a). . . . . . . . .        32,513
     1,200   Agouron Pharmaceuticals, Inc. (a) . . . . . . . . .        81,300
     2,400   Alkermes, Inc. (a). . . . . . . . . . . . . . . . .        55,800
     4,400   Alliance Pharmaceuticals Corp. (a). . . . . . . . .        59,950
     1,200   Alteon, Inc. (a). . . . . . . . . . . . . . . . . .         6,300
       600   Biomatrix, Inc. (a) . . . . . . . . . . . . . . . .         9,600
     1,100   Bio-Rad Laboratories, Cl. A (a) . . . . . . . . . .        33,000
     6,700   Bio-Technology General Corp. (a). . . . . . . . . .        87,938
     2,700   Calgene, Inc. (a) . . . . . . . . . . . . . . . . .        13,500
     2,300   Cellpro, Inc. (a) . . . . . . . . . . . . . . . . .        28,750
     3,800   Cocensys, Inc. (a). . . . . . . . . . . . . . . . .        21,850
     2,200   Creative Biomolecules, Inc. (a) . . . . . . . . . .        22,825
     7,200   Cytogen Corp. (a) . . . . . . . . . . . . . . . . .        39,600
       500   Cytyc Corp. (a) . . . . . . . . . . . . . . . . . .        13,500
       600   Endosonics Corp. (a). . . . . . . . . . . . . . . .         9,150
     6,600   Genelabs Technologies (a) . . . . . . . . . . . . .        40,425
     2,500   Gensia, Inc. (a). . . . . . . . . . . . . . . . . .        11,563
     2,500   Human Genome Sciences (a) . . . . . . . . . . . . .       101,875
     2,900   Imclone Systems (a) . . . . . . . . . . . . . . . .        28,275
       900   Immunomedics, Inc. (a). . . . . . . . . . . . . . .         4,950
       300   Intercardia, Inc. (a) . . . . . . . . . . . . . . .         6,450
     1,100   I-STAT (a). . . . . . . . . . . . . . . . . . . . .        26,125
     2,100   Martek Biosciences Corp. (a). . . . . . . . . . . .        42,000
     1,100   MedImmune, Inc. (a) . . . . . . . . . . . . . . . .        18,700
     1,500   Myriad Genetics, Inc. (a) . . . . . . . . . . . . .        37,875
     1,900   NeoPath, Inc. (a) . . . . . . . . . . . . . . . . .        34,675
     2,800   Neoprobe Corp. (a). . . . . . . . . . . . . . . . .        43,050
     1,000   Neose Technologies, Inc. (a). . . . . . . . . . . .        18,000
     1,100   Neurex (a). . . . . . . . . . . . . . . . . . . . .        18,700
     2,100   Neurogen Corp. (a). . . . . . . . . . . . . . . . .        40,425
       900   Northfield Laboratories, Inc. (a) . . . . . . . . .         9,675
     1,700   Oncogene Science, Inc. (a). . . . . . . . . . . . .        10,838
       900   Organogenesis, Inc. (a) . . . . . . . . . . . . . .        20,812
     2,900   Regeneron Pharmaceutical (a). . . . . . . . . . . .        46,762
     1,300   Sangstat Medical Corp. (a). . . . . . . . . . . . .        34,450
     2,300   Scios, Inc. (a) . . . . . . . . . . . . . . . . . .        14,122
     2,200   Vical, Inc. (a) . . . . . . . . . . . . . . . . . .        36,300
       800   Visx, Inc. (a). . . . . . . . . . . . . . . . . . .        17,700
                                                                 --------------
                                                                     1,179,323
                                                                 --------------

             MEDICAL SUPPLIES - 2.59%
     3,000   Acuson Corp. (a). . . . . . . . . . . . . . . . . .        73,125
     1,800   ADAC Laboratories . . . . . . . . . . . . . . . . .        42,975
     2,100   Advanced Technology Laboratories, Inc. (a). . . . .        65,100
       600   Amisys Managed Care Systems (a) . . . . . . . . . .        10,200
     1,400   Angeion Corp. (a) . . . . . . . . . . . . . . . . .         4,900
     1,800   Arrow International, Inc. . . . . . . . . . . . . .        51,750
       700   Arthrocare Corp. (a). . . . . . . . . . . . . . . .         5,075
     2,200   Ballard Medical Products. . . . . . . . . . . . . .        40,975
       900   Capstone Pharmacy Services (a). . . . . . . . . . .        10,238
     1,900   Chad Therapeutics, Inc. (a) . . . . . . . . . . . .        26,838
     3,000   CNS, Inc. (a) . . . . . . . . . . . . . . . . . . .        43,125
     1,600   Coherent, Inc. (a). . . . . . . . . . . . . . . . .        67,600
     1,000   Collagen Corp.. . . . . . . . . . . . . . . . . . .        18,250
       500   Conceptus, Inc. (a) . . . . . . . . . . . . . . . .         5,125
     1,100   Conmed Corp. (a). . . . . . . . . . . . . . . . . .        22,550
       600   Cryolife, Inc. (a). . . . . . . . . . . . . . . . .         7,500
     2,300   Datascope Corp. (a) . . . . . . . . . . . . . . . .        46,000


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

     1,900   Diagnostic Products Corp. . . . . . . . . . . . . . $      49,163
     2,895   Enzo Biochem, Inc. (a). . . . . . . . . . . . . . .        52,472
     1,000   Epitope, Inc. (a) . . . . . . . . . . . . . . . . .        11,500
     1,300   Gelman Sciences, Inc. (a) . . . . . . . . . . . . .        42,250
     2,500   Gulf South Medical Supply (a) . . . . . . . . . . .        64,063
       900   Hologic, Inc. (a) . . . . . . . . . . . . . . . . .        22,275
       300   ICU Medical, Inc. (a) . . . . . . . . . . . . . . .         2,363
     2,800   Immune Response Corp. (a) . . . . . . . . . . . . .        23,100
     2,700   Incontrol, Inc. (a) . . . . . . . . . . . . . . . .        21,600
     2,800   Invacare Corp.. . . . . . . . . . . . . . . . . . .        77,000
       600   Kinetic Concepts, Inc.. . . . . . . . . . . . . . .         7,350
       600   Labone, Inc.. . . . . . . . . . . . . . . . . . . .        11,100
     8,500   Laboratory Corporation of America Holdings (a). . .        24,438
     2,100   Landauer, Inc.. . . . . . . . . . . . . . . . . . .        51,450
       500   Life Technologies, Inc. . . . . . . . . . . . . . .        12,500
     1,100   Lunar Corp. (a) . . . . . . . . . . . . . . . . . .        38,500
     2,200   Mentor Corp./Minn.. . . . . . . . . . . . . . . . .        64,900
       800   Meridian Diagnostics, Inc.. . . . . . . . . . . . .        10,400
       200   Minimed, Inc. (a) . . . . . . . . . . . . . . . . .         6,450
     2,600   Neuromedical Systems, Inc. (a). . . . . . . . . . .        34,450
     3,500   OrthoLogic Corp. (a). . . . . . . . . . . . . . . .        19,687
       800   Ostex International, Inc. (a) . . . . . . . . . . .         4,400
     1,100   Palomar Medical Technologies (a). . . . . . . . . .         7,150
     1,400   Patterson Dental Co. (a). . . . . . . . . . . . . .        39,550
     1,700   Physio-Control Intl. Corp. (a). . . . . . . . . . .        38,250
       500   Protocol Systems, Inc. (a). . . . . . . . . . . . .         6,500
     1,100   Research Medical, Inc. (a). . . . . . . . . . . . .        25,300
     1,400   Resound Corp. (a) . . . . . . . . . . . . . . . . .         9,975
     2,800   Respironics (a) . . . . . . . . . . . . . . . . . .        48,650
       600   Safeskin Corp. (a). . . . . . . . . . . . . . . . .        29,250
     1,000   Seralogicals Corp. (a). . . . . . . . . . . . . . .        35,375
     3,100   Sofamor Danek Group, Inc. (a) . . . . . . . . . . .        94,550
     2,400   Sola International (a). . . . . . . . . . . . . . .        91,200
       500   SpaceLabs Medical, Inc. (a) . . . . . . . . . . . .        10,250
       700   Spine-Tech, Inc. (a). . . . . . . . . . . . . . . .        17,500
     1,200   Staar Surgical Co. (a). . . . . . . . . . . . . . .        15,900
     4,600   Summit Technology, Inc. (a) . . . . . . . . . . . .        25,300
       900   Sunrise Medical, Inc. (a) . . . . . . . . . . . . .        14,287
     1,600   Target Therapeutics (a) . . . . . . . . . . . . . .        67,200
       400   Techne Corp. (a). . . . . . . . . . . . . . . . . .        10,400
     2,700   Tecnol Medical Products, Inc. (a) . . . . . . . . .        40,837
     1,500   Theragenics Corp. (a) . . . . . . . . . . . . . . .        33,937
     1,000   Thermotrex Corp.. . . . . . . . . . . . . . . . . .        27,375
       500   Thoratec Laboratories Corp. (a) . . . . . . . . . .         4,750
     1,600   Uromed Corp. (a). . . . . . . . . . . . . . . . . .        15,600
     2,600   Ventritex, Inc. (a) . . . . . . . . . . . . . . . .        64,025
     2,400   Vivus, Inc. (a) . . . . . . . . . . . . . . . . . .        87,000
     1,500   West Co., Inc.. . . . . . . . . . . . . . . . . . .        42,375
     5,700   XOMA Corp. (a). . . . . . . . . . . . . . . . . . .        29,212
                                                                 --------------
                                                                      2,124,435
                                                                 --------------

             MEDICAL-HOSPITAL MANAGEMENT, SERVICE - 0.94%
       100   Arbor Health Care Co. (a) . . . . . . . . . . . . .         2,600
     4,200   Coastal Physician Group, Inc. (a) . . . . . . . . .        14,700
       700   Emeritus Corp. (a). . . . . . . . . . . . . . . . .         9,450
     1,200   Equimed, Inc. (a) . . . . . . . . . . . . . . . . .         4,200
     2,000   GranCare, Inc. (a). . . . . . . . . . . . . . . . .        35,750
     2,500   Health Care Properties Investment, Inc. . . . . . .        87,500
     7,100   Imatron, Inc. (a) . . . . . . . . . . . . . . . . .        23,519
     3,300   Integrated Health Services. . . . . . . . . . . . .        80,438
     1,600   LCA - Vision, Inc. (a). . . . . . . . . . . . . . .         4,000
     4,300   Magellan Health Services, Inc. (a). . . . . . . . .        96,213
     2,700   Matria Healthcare, Inc. (a) . . . . . . . . . . . .        12,825
     2,700   Maxicare Health Plans, Inc. (a) . . . . . . . . . .        60,075
       800   Medcath, Inc. (a) . . . . . . . . . . . . . . . . .        12,800
       700   National Surgery Centers, Inc. (a). . . . . . . . .        26,600
     8,700   Novacare, Inc. (a). . . . . . . . . . . . . . . . .        95,700
     2,400   Orthodontic Centers of America, Inc. (a). . . . . .        38,400
       900   PHP Healthcare Corp. (a). . . . . . . . . . . . . .        23,063
       400   Physicians Health Svcs., Inc., Cl. A (a). . . . . .         5,900
     1,900   Prime Medical Services, Inc. (a). . . . . . . . . .        20,662
     3,200   Regency Health Services (a) . . . . . . . . . . . .        30,800
       700   Res-Care, Inc. (a). . . . . . . . . . . . . . . . .        12,250
     1,500   Sierra Health Services, Inc. (a). . . . . . . . . .        36,937
       500   Summit Care Corp. (a) . . . . . . . . . . . . . . .         8,187
     3,400   Transcend Services, Inc. (a). . . . . . . . . . . .        17,850
       400   Vitalink Pharmacy  Services (a) . . . . . . . . . .         9,200
                                                                 --------------
                                                                       769,619
                                                                 --------------

             METALS - 0.89%
     1,800   Amcast Industrial Corp. . . . . . . . . . . . . . .        44,550
       800   Barnes Group, Inc.. . . . . . . . . . . . . . . . .        48,000
     1,800   Brush Wellman, Inc. . . . . . . . . . . . . . . . .        29,475
       400   Castle (A.M.) & Co. . . . . . . . . . . . . . . . .         7,700
     2,100   Commonwealth Aluminum Corp. . . . . . . . . . . . .        32,288
       800   Greenbrier Companies, Inc.. . . . . . . . . . . . .         8,300
     1,600   Handy & Harman Co.. . . . . . . . . . . . . . . . .        28,000
     2,700   Material Sciences Corp. (a) . . . . . . . . . . . .        48,600
     2,400   Mueller Industries, Inc. (a). . . . . . . . . . . .        92,400
       700   NN Ball & Roller, Inc.. . . . . . . . . . . . . . .        10,675
     4,300   Ogden Corp. . . . . . . . . . . . . . . . . . . . .        80,625
     2,000   Precision Castparts Corp. . . . . . . . . . . . . .        99,250
     2,100   Quanex Corp.. . . . . . . . . . . . . . . . . . . .        57,487
       400   Tremont Corp. (a) . . . . . . . . . . . . . . . . .        14,450
       600   Valmont Industries. . . . . . . . . . . . . . . . .        24,750
     1,100   Wolverine Tube, Inc. (a). . . . . . . . . . . . . .        38,775
     2,100   Wyman-Gordon Co. (a). . . . . . . . . . . . . . . .        46,725
     1,000   Zero Corp.-Del. . . . . . . . . . . . . . . . . . .        20,000
                                                                 --------------
                                                                       732,050
                                                                 --------------

             METALS - FOREIGN - 0.02%
     1,100   Royal Gold, Inc. (a). . . . . . . . . . . . . . . .        14,713
                                                                 --------------

             METALS & MINING - 1.01%
     5,700   Amax Gold Inc. (a). . . . . . . . . . . . . . . . .        36,338
       900   Amcol International Corp. . . . . . . . . . . . . .        14,175
    23,700   Battle Mountain Gold Co.. . . . . . . . . . . . . .       162,938
     1,800   Cleveland-Cliffs, Inc.. . . . . . . . . . . . . . .        81,675
     3,600   Coeur D'Alene Mines Corp. . . . . . . . . . . . . .        54,450
     3,600   Freeport McMoran, Inc.. . . . . . . . . . . . . . .       115,650
     2,600   Getchell Gold Corp. (a) . . . . . . . . . . . . . .        99,775
     8,300   Hecla Mining Co. (a). . . . . . . . . . . . . . . .        46,688


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

     1,200   Kaiser Aluminum Corp. (a) . . . . . . . . . . . . . $      13,950
       300   MAXXAM, Inc. (a). . . . . . . . . . . . . . . . . .        14,287
     2,000   Minerals Technologies, Inc. . . . . . . . . . . . .        82,000
       600   Oregon Metallurgical Corp. (a). . . . . . . . . . .        19,350
     1,500   Stillwater Mining Co. (a) . . . . . . . . . . . . .        27,187
     2,600   Trimas Corp.. . . . . . . . . . . . . . . . . . . .        62,075
                                                                 --------------
                                                                       830,538
                                                                 --------------

             NATURAL GAS - 0.03%
     2,800   Peoples Choice TV Corp. (a) . . . . . . . . . . . .        17,150
     1,500   Valuevision Intl., Inc., Cl. A (a). . . . . . . . .         8,063
                                                                 --------------
                                                                        25,213
                                                                 --------------

             OFFICE EQUIPMENT & COMPUTERS - 0.74%
     2,300   American Business Products - GA . . . . . . . . . .        57,788
       900   Chicago Miniature Lamp, Inc. (a). . . . . . . . . .        37,350
     3,300   Egghead Inc./Wa. (a). . . . . . . . . . . . . . . .        17,325
     1,300   Encad, Inc. (a) . . . . . . . . . . . . . . . . . .        53,625
     1,000   Ennis Business Forms. . . . . . . . . . . . . . . .        11,250
     1,300   General Binding Corp. . . . . . . . . . . . . . . .        38,675
     2,200   Hon Industries, Inc.. . . . . . . . . . . . . . . .        72,600
     1,000   Hunt Mfg. . . . . . . . . . . . . . . . . . . . . .        18,125
     4,100   Intergraph Corp. (a). . . . . . . . . . . . . . . .        42,025
     2,400   New England Business Service. . . . . . . . . . . .        51,600
     3,700   Nu-Kote Holding Inc., Cl. A (a) . . . . . . . . . .        37,925
       900   Scotsman Industries, Inc. . . . . . . . . . . . . .        21,262
     2,200   Standard Register Co. . . . . . . . . . . . . . . .        71,500
     2,200   Thomas Industries, Inc. . . . . . . . . . . . . . .        45,925
     1,600   United Stationers, Inc. (a) . . . . . . . . . . . .        31,200
                                                                 --------------
                                                                       608,175
                                                                 --------------

             OFFICE EQUIPMENT-SERVICE - 0.01%
     1,000   BT Office Products International, Inc. (a). . . . .         8,875
                                                                 --------------

             OIL RELATED - 3.84%
       800   Aquila Gas Pipeline Corp. . . . . . . . . . . . . .        12,700
       300   Ashland Coal, Inc.. . . . . . . . . . . . . . . . .         8,325
       800   Atwood Oceanics, Inc. (a) . . . . . . . . . . . . .        50,800
     3,200   Barrett Resources Corp. (a) . . . . . . . . . . . .       136,400
       700   Belden & Blake Corp. (a). . . . . . . . . . . . . .        17,850
     3,000   Benton Oil & Gas Co. (a). . . . . . . . . . . . . .        67,875
     3,900   BJ Services Co. (a) . . . . . . . . . . . . . . . .       198,900
     1,000   Box Energy Corp., Cl. B (a) . . . . . . . . . . . .         9,125
     2,900   Brown (Tom), Inc. (a) . . . . . . . . . . . . . . .        60,538
     2,300   Cabot Oil & Gas Corp., Cl. A. . . . . . . . . . . .        39,388
       800   Cairn Energy USA, Inc. (a). . . . . . . . . . . . .         8,000
     3,300   Camco International, Inc. . . . . . . . . . . . . .       152,213
     1,700   Cross Timbers Oil Co. . . . . . . . . . . . . . . .        42,713
       200   Crown Central Petrol, Cl. A (a) . . . . . . . . . .         2,475
     2,600   Devon Energy Corp.. . . . . . . . . . . . . . . . .        90,350
     1,300   Energy Ventures, Inc. (a) . . . . . . . . . . . . .        66,138
     1,000   Falcon Drilling Company Inc. (a). . . . . . . . . .        39,250
     1,600   Flores & Rucks, Inc. (a). . . . . . . . . . . . . .        85,200
       700   Forecenergy, Inc. (a) . . . . . . . . . . . . . . .        25,375
     2,200   Forest Oil Corp. (a). . . . . . . . . . . . . . . .        38,775
     1,700   Getty Petroleum Corp. . . . . . . . . . . . . . . .        27,625
    12,500   Harken Energy Corp. (a) . . . . . . . . . . . . . .        37,500
     1,300   Holly Corp. . . . . . . . . . . . . . . . . . . . .        34,775
       600   Hondo Oil & Gas Co. (a) . . . . . . . . . . . . . .         6,525
     1,000   KCS Energy, Inc.. . . . . . . . . . . . . . . . . .        35,750
     2,200   Kelley Oil & Gas Corp. (a). . . . . . . . . . . . .         5,362
     3,000   Lone Star Technologies (a). . . . . . . . . . . . .        51,000
       800   Louis Dreyfus Natural Gas (a) . . . . . . . . . . .        13,700
     3,100   Marine Drilling Co., Inc. (a) . . . . . . . . . . .        61,031
     2,000   Mesa, Inc.. . . . . . . . . . . . . . . . . . . . .        10,500
     3,300   Mitchell Energy & Dev., Cl. A . . . . . . . . . . .        73,837
     5,000   Newfield Exploration Co. (a). . . . . . . . . . . .       130,000
     1,700   Newpark Resources, Inc. (a) . . . . . . . . . . . .        63,325
     1,700   Nuevo Energy Co. (a). . . . . . . . . . . . . . . .        88,400
     2,400   Oceaneering International, Inc. (a) . . . . . . . .        38,100
     5,600   Parker Drilling Co. (a) . . . . . . . . . . . . . .        53,900
     4,500   Parker & Parsley Petro Co.. . . . . . . . . . . . .       165,375
     1,400   Plains Resources, Inc. (a). . . . . . . . . . . . .        21,875
     3,000   Pool Energy Services Co. (a). . . . . . . . . . . .        46,125
     2,800   Pride Petroleum Services, Inc. (a). . . . . . . . .        65,100
     1,300   Production Operators Corp.. . . . . . . . . . . . .        60,450
     3,600   Quaker State Corp.. . . . . . . . . . . . . . . . .        50,850
       900   Seacor Holdings, Inc. (a) . . . . . . . . . . . . .        56,700
     6,120   Seagull Energy Corp. (a). . . . . . . . . . . . . .       134,640
     4,000   Snyder Oil Corp.. . . . . . . . . . . . . . . . . .        69,500
       700   Stone Energy Corp. (a). . . . . . . . . . . . . . .        20,912
     2,100   Swift Energy Co. (a). . . . . . . . . . . . . . . .        62,737
     1,200   Tejas Gas Corp. (a) . . . . . . . . . . . . . . . .        57,150
     2,500   Tesoro Petroleum Corp. (a). . . . . . . . . . . . .        35,000
     1,000   TransTexas Gas Corp. (a). . . . . . . . . . . . . .        14,500
     5,700   Tuboscope Vetco Intl. Corp. (a) . . . . . . . . . .        88,350
     3,100   United Meridian Corp. (a) . . . . . . . . . . . . .       160,425
     1,400   Varco International, Inc. (a) . . . . . . . . . . .        32,375
     1,700   Vintage Petroleum, Inc. . . . . . . . . . . . . . .        58,650
       800   Western Gas Resources Inc . . . . . . . . . . . . .        15,400
     2,500   Zeigler Coal Holding Co.. . . . . . . . . . . . . .        53,437
                                                                 --------------
                                                                     3,153,271
                                                                 --------------

             OIL-SUPPLIES & CONSTRUCTION - 0.30%
     1,100   Cliffs Drilling Co. (a) . . . . . . . . . . . . . .        69,575
     2,500   Lomak Petroleum, Inc. . . . . . . . . . . . . . . .        42,812
     1,600   Seitel, Inc. (a). . . . . . . . . . . . . . . . . .        64,000
     2,142   Ultramar Diamond Shamrock Corp. . . . . . . . . . .        67,741
                                                                 --------------
                                                                       244,128
                                                                 --------------

             PAPER - 0.49%
     2,400   Caraustar Industries, Inc.. . . . . . . . . . . . .        79,800
     4,100   Glatfelter Co.. . . . . . . . . . . . . . . . . . .        73,800
     1,300   Media General Inc., Cl. A . . . . . . . . . . . . .        39,325
       600   Mercer Intl. Inc. - SBI (a) . . . . . . . . . . . .         6,150
       600   Mosinee Paper Corp. . . . . . . . . . . . . . . . .        21,300
       800   Paragon Trade Brands, Inc. (a). . . . . . . . . . .        24,000
     1,300   Pope & Talbot, Inc. . . . . . . . . . . . . . . . .        20,638
     3,100   Rock-Tenn Company, Cl. A  . . . . . . . . . . . . .        61,225
     4,200   Wausau Paper Mills Co.. . . . . . . . . . . . . . .        77,700
                                                                 --------------
                                                                       403,938
                                                                 --------------

             PETROLEUM RELATED - 0.15%
     2,400   Helmerich & Payne, Inc. . . . . . . . . . . . . . .       125,100
                                                                 --------------

            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

             PHARMACEUTICALS - 1.34%
       900   Bindley West Inds.. . . . . . . . . . . . . . . . . $      17,438
     1,927   Block Drug Co., Cl. A . . . . . . . . . . . . . . .        88,642
       700   Carrington Laboratories, Inc. (a) . . . . . . . . .         5,425
     1,700   Carter-Wallace, Inc.. . . . . . . . . . . . . . . .        26,563
       800   Chronimed, Inc. (a) . . . . . . . . . . . . . . . .        10,900
     2,700   Columbia Laboratories, Inc. (a) . . . . . . . . . .        39,150
       700   Copley Pharmaceutical, Inc. (a) . . . . . . . . . .         6,475
     1,700   Curative Health Services, Inc. (a). . . . . . . . .        47,069
     2,600   Cygnus, Inc. (a). . . . . . . . . . . . . . . . . .        37,700
     1,800   Cytel Corp. (a) . . . . . . . . . . . . . . . . . .         6,188
       500   Depotech Corp. (a). . . . . . . . . . . . . . . . .         8,188
     4,500   Dura Pharmaceuticals, Inc. (a). . . . . . . . . . .       214,875
     1,400   Foxmeyer Health Corp. (a) . . . . . . . . . . . . .         2,275
       900   Fuisz Technologies Ltd. (a) . . . . . . . . . . . .         7,087
     1,100   Geltex Pharmaceuticals, Inc. (a). . . . . . . . . .        26,675
     4,800   ICN Pharmaceuticals, Inc. . . . . . . . . . . . . .        94,200
     5,000   ICOS Corp. (a). . . . . . . . . . . . . . . . . . .        38,125
     1,800   IDEC Pharmaceuticals Corp. (a). . . . . . . . . . .        42,750
     1,100   ImmuLogic Pharmaceuticals Corp. (a) . . . . . . . .         7,012
     3,700   Ligand Pharmaceuticals, Cl. B (a) . . . . . . . . .        55,037
     2,500   NBTY, Inc. (a). . . . . . . . . . . . . . . . . . .        47,500
     2,400   Noven Pharmaceuticals, Inc. (a) . . . . . . . . . .        33,600
     1,500   Owens & Minor Inc. Hldg. Co.. . . . . . . . . . . .        15,375
       700   Parexel International Corp. (a) . . . . . . . . . .        36,137
       800   Pathogenesis Corp. (a). . . . . . . . . . . . . . .        17,400
       400   PDT, Inc. (a) . . . . . . . . . . . . . . . . . . .        11,200
     1,900   Pharmacopeia, Inc. (a). . . . . . . . . . . . . . .        36,812
     2,500   Sciclone Pharmaceuticals, Inc. (a). . . . . . . . .        20,000
     2,600   Sepracor, Inc. (a). . . . . . . . . . . . . . . . .        43,225
     1,150   TheraTech., Inc. (a). . . . . . . . . . . . . . . .        15,237
     3,200   US Bioscience, Inc. (a) . . . . . . . . . . . . . .        40,400
                                                                 --------------
                                                                     1,098,660
                                                                 --------------

             PHOTO & OPTICAL - 0.05%
     1,100   CPI Corp. . . . . . . . . . . . . . . . . . . . . .        18,425
       600   Delchamps, Inc. . . . . . . . . . . . . . . . . . .        11,625
       800   Optical Coating Laboratories. . . . . . . . . . . .         8,600
                                                                 --------------
                                                                        38,650
                                                                 --------------

             PRINTING & PUBLISHING - 1.11%
     2,400   American Media, Inc., Cl. A (a) . . . . . . . . . .        14,100
     1,700   ATC Communications Group, Inc. (a). . . . . . . . .        22,525
     2,600   Banta Corp. . . . . . . . . . . . . . . . . . . . .        59,475
     2,800   Bowne & Co., Inc. . . . . . . . . . . . . . . . . .        68,950
     3,100   Golden Books Family Entmnt. (a) . . . . . . . . . .        34,488
     4,300   Harland (John H.) . . . . . . . . . . . . . . . . .       141,900
     1,100   Hollinger International, Inc. . . . . . . . . . . .        12,650
     1,200   Houghton Mifflin Co.. . . . . . . . . . . . . . . .        67,950
       700   Intl. Imaging Materials, Inc. (a) . . . . . . . . .        15,925
     4,100   McClathchy Newspapers, Cl. A. . . . . . . . . . . .       143,500
     1,300   Merrill Corp. . . . . . . . . . . . . . . . . . . .        29,900
     1,100   Scholastic Corp. (a). . . . . . . . . . . . . . . .        73,975
     1,400   Thomas Nelson, Inc. . . . . . . . . . . . . . . . .        20,825
     3,400   Valassis Communications, Inc. (a) . . . . . . . . .        71,825
     2,100   Wiley (John) & Sons, Cl. A. . . . . . . . . . . . .        67,725
     3,500   World Color Press, Inc. (a) . . . . . . . . . . . .        67,375
                                                                 --------------
                                                                        913,088
                                                                 --------------

             PROFESSIONAL SERVICES - 0.72%
     1,500   ABR Information Services, Inc. (a). . . . . . . . .        59,063
       150   Data Translation II (a) . . . . . . . . . . . . . .           600
     1,500   MDL Information Systems, Inc. (a) . . . . . . . . .        27,938
     5,200   National Educational Corp. (a). . . . . . . . . . .        79,300
     1,100   On Assigment, Inc. (a). . . . . . . . . . . . . . .        32,450
     3,100   Physicians Resources Group, Inc. (a). . . . . . . .        55,025
     2,900   PMT Services, Inc. (a). . . . . . . . . . . . . . .        50,750
    12,900   Rollins Environmental Services, Inc. (a). . . . . .        22,575
     2,000   Scientific Games Hldgs. Corp. (a) . . . . . . . . .        53,500
       600   Shuffle Master, Inc. (a). . . . . . . . . . . . . .         5,325
     2,100   Sturm Ruger & Co., Inc. . . . . . . . . . . . . . .        40,687
     1,200   Tetra Tech, Inc. (a). . . . . . . . . . . . . . . .        23,700
     3,200   Unifirst Corp.. . . . . . . . . . . . . . . . . . .        68,000
     1,500   Veritas DGC, Inc. (a) . . . . . . . . . . . . . . .        27,750
     1,400   Veterinary Centers of America, Inc. (a) . . . . . .        15,400
     1,000   Wackenhut Corp., Cl. A. . . . . . . . . . . . . . .        17,250
       400   Wackenhut Corrections Corp. (a) . . . . . . . . . .         8,000
       300   Youth Services International, Inc. (a). . . . . . .         4,575
                                                                 --------------
                                                                        591,888
                                                                 --------------

             RAILROADS - 0.02%
       700   Railtex, Inc. (a) . . . . . . . . . . . . . . . . .        17,675
                                                                 --------------

             REAL ESTATE - 8.02%
     2,600   Allied Capital Commercial . . . . . . . . . . . . .        60,450
     3,500   American Health Properties. . . . . . . . . . . . .        83,563
     1,000   Amli Residential Properties . . . . . . . . . . . .        23,375
     2,600   Apartment Invt. & Mgmt. Co., Cl. A. . . . . . . . .        73,450
     1,400   Associated Estates Realty Corp. . . . . . . . . . .        33,250
     4,400   Avalon Properties, Inc. . . . . . . . . . . . . . .       126,500
       200   Avatar Holdings, Inc. (a) . . . . . . . . . . . . .         6,400
     3,100   Bay Apartment Communities . . . . . . . . . . . . .       111,600
     2,800   Beacon Properties Corp. . . . . . . . . . . . . . .       102,550
     3,000   Berkshire Realty Co.. . . . . . . . . . . . . . . .        29,625
     3,400   Bradley Real Estate, Inc. . . . . . . . . . . . . .        61,200
     2,600   BRE Properties, Cl. A . . . . . . . . . . . . . . .        64,350
     2,800   Cali Realty Corp. . . . . . . . . . . . . . . . . .        86,450
     1,900   Camden Property Trust . . . . . . . . . . . . . . .        54,388
     3,400   Capstead Mortgage Corp. . . . . . . . . . . . . . .        81,600
     2,600   Carramerica Realty Corp.. . . . . . . . . . . . . .        76,050
     1,100   Castle & Cooke, Inc. (a). . . . . . . . . . . . . .        17,463
     7,000   Catellus Development Corp. (a). . . . . . . . . . .        79,625
     3,500   CBL & Associates Properties . . . . . . . . . . . .        90,563
     1,700   Centerpoint Properties Corp.. . . . . . . . . . . .        55,675
     2,200   Chelsea GCA Realty. . . . . . . . . . . . . . . . .        76,175
     2,200   Colonial Properties Trust . . . . . . . . . . . . .        66,825
       100   Columbus Realty Trust . . . . . . . . . . . . . . .         2,275
     3,600   Commercial Net Lease Realty . . . . . . . . . . . .        57,150
       600   Continential Homes Holding Corp.. . . . . . . . . .        12,750
     3,700   Cousins Properties, Inc.. . . . . . . . . . . . . .       104,063
     3,100   Crescent Real Estate Equities . . . . . . . . . . .       163,525
     5,100   Criimi Mae, Inc.. . . . . . . . . . . . . . . . . .        65,663
       400   Crown American Realty . . . . . . . . . . . . . . .         3,000
     4,300   CWM Mortgage Holdings, Inc. . . . . . . . . . . . .        92,450
     3,000   Developers Divers Realty Corp.. . . . . . . . . . .       111,375
     4,400   Equity Inns, Inc. . . . . . . . . . . . . . . . . .        57,200


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

     2,300   Evans Withycombe Residential. . . . . . . . . . . . $      48,300
     1,200   Excel Realty Trust, Inc.. . . . . . . . . . . . . .        30,450
     2,700   Federal Realty Investors Trust. . . . . . . . . . .        73,238
     2,800   Felcor Suite Hotels . . . . . . . . . . . . . . . .        99,050
     3,800   First Industrial Realty Trust . . . . . . . . . . .       115,425
       400   Forest City Enterprises, Cl. A. . . . . . . . . . .        24,200
     3,000   Gables Residential Trust. . . . . . . . . . . . . .        87,000
     2,000   General Growth Properties . . . . . . . . . . . . .        64,500
     2,700   Glimcher Realty Trust . . . . . . . . . . . . . . .        59,400
     1,500   Health Care Reit, Inc.. . . . . . . . . . . . . . .        36,750
     2,600   Healthcare Realty Trust, Inc. . . . . . . . . . . .        68,900
     2,600   Highwoods Properties, Inc.. . . . . . . . . . . . .        87,750
     2,400   Horizon Group, Inc. . . . . . . . . . . . . . . . .        47,700
     1,500   Hospitality Properties Trust. . . . . . . . . . . .        43,500
     4,400   Insignia Finl. Group Inc., Cl. A (a). . . . . . . .        99,000
       700   IRT Property Co.. . . . . . . . . . . . . . . . . .         8,050
     3,100   Irvine Apartment Communities. . . . . . . . . . . .        77,500
       600   JDN Realty Corp.. . . . . . . . . . . . . . . . . .        16,575
       300   JP Realty, Inc. . . . . . . . . . . . . . . . . . .         7,763
     2,000   Kimco Realty. . . . . . . . . . . . . . . . . . . .        69,750
       900   Koger Equity, Inc. (a). . . . . . . . . . . . . . .        16,875
     2,100   Liberty Property Trust. . . . . . . . . . . . . . .        54,075
     3,500   LTC Properties, Inc.. . . . . . . . . . . . . . . .        64,750
     3,400   Macerich Company (The). . . . . . . . . . . . . . .        88,825
     2,100   Manufactured Home Communities . . . . . . . . . . .        48,825
       900   Meridian Industrial Trust . . . . . . . . . . . . .        18,900
     2,800   Merry Land & Investment . . . . . . . . . . . . . .        60,200
     2,700   MGI Properties, Inc.. . . . . . . . . . . . . . . .        59,400
     2,400   Mid-America Apartment Comm. . . . . . . . . . . . .        69,300
     2,690   Mid-Am, Inc.. . . . . . . . . . . . . . . . . . . .        46,066
     2,900   Mills Corp. . . . . . . . . . . . . . . . . . . . .        69,238
     2,200   National Golf Properties, Inc.. . . . . . . . . . .        69,575
     2,900   National Health Investors, Inc. . . . . . . . . . .       109,838
     3,500   Nationwide Health Properties, Inc.. . . . . . . . .        84,875
     3,100   Oasis Residental, Inc.. . . . . . . . . . . . . . .        70,525
     1,300   Omega Healthcare Investors. . . . . . . . . . . . .        43,225
     3,500   Paragon Group, Inc. . . . . . . . . . . . . . . . .        62,125
     1,600   Patriot American Hospitality. . . . . . . . . . . .        69,000
       900   Penn Real Estate Investment Trust . . . . . . . . .        21,937
     1,700   Post Properties, Inc. . . . . . . . . . . . . . . .        68,425
     1,500   Price Enterprises, Inc. . . . . . . . . . . . . . .        26,062
     5,700   Public Storage, Inc.. . . . . . . . . . . . . . . .       176,700
     2,700   Pulte Corp. . . . . . . . . . . . . . . . . . . . .        83,025
     3,700   Realty Income Corp. . . . . . . . . . . . . . . . .        88,337
       500   Reckson Association Realty Corp.. . . . . . . . . .        21,125
     1,700   Resource Mortgage Capital . . . . . . . . . . . . .        49,937
     4,500   RFS Hotel Investors, Inc. . . . . . . . . . . . . .        88,875
       600   ROC Communities, Inc. . . . . . . . . . . . . . . .        16,650
     2,500   Shurgaurd Storage Centers, Inc. . . . . . . . . . .        74,062
     2,200   Smith Charles E. Residential. . . . . . . . . . . .        64,350
     2,100   South West Property Trust . . . . . . . . . . . . .        35,437
       900   Sovran Self Storage, Inc. . . . . . . . . . . . . .        28,125
     2,400   Spieker Properties, Inc.. . . . . . . . . . . . . .        86,400
     2,700   Storage Trust Realty. . . . . . . . . . . . . . . .        72,900
     2,500   Summit Properties, Inc. . . . . . . . . . . . . . .        55,312
     2,700   Sun Communities, Inc. . . . . . . . . . . . . . . .        93,150
     1,600   Susquehanna Bancshares, Inc.. . . . . . . . . . . .        55,400
     5,500   Taubman Centers, Inc. . . . . . . . . . . . . . . .        70,812
     1,800   The Price Reit Inc. - Common. . . . . . . . . . . .        69,300
     2,900   Thornburg Mortgage Asset Corp.. . . . . . . . . . .        61,987
     2,100   Trinet Corporate Realty Trust . . . . . . . . . . .        74,550
     8,300   United Dominion Realty Trust. . . . . . . . . . . .       128,650
     2,300   Universal Health Rlty. Income . . . . . . . . . . .        47,150
     1,500   Urban Shopping Centers, Inc.  . . . . . . . . . . .        43,500
     3,300   Vornado Realty Trust. . . . . . . . . . . . . . . .       173,250
     2,400   Washington REIT . . . . . . . . . . . . . . . . . .        42,000
     1,500   Weeks Corp. . . . . . . . . . . . . . . . . . . . .        49,875
     3,500   Weingarten Realty Investors . . . . . . . . . . . .       142,187
     2,900   Wellsford Residential Property Trust. . . . . . . .        70,325
                                                                 --------------
                                                                     6,580,791
                                                                 --------------

             RETAIL - 3.61%
       300   Alexander's, Inc. (a) . . . . . . . . . . . . . . .        23,737
       400   American Eagle Outfitters (a) . . . . . . . . . . .         3,150
     3,200   AnnTaylor Stores (a). . . . . . . . . . . . . . . .        56,000
     2,850   Arbor Drugs, Inc. . . . . . . . . . . . . . . . . .        49,519
     1,500   Baby Superstore (a) . . . . . . . . . . . . . . . .        36,000
     4,500   Best Buy Company, Inc. (a). . . . . . . . . . . . .        47,812
     1,000   Blair Corp. . . . . . . . . . . . . . . . . . . . .        19,250
     6,600   Bombay Co., Inc. (a). . . . . . . . . . . . . . . .        30,525
       800   Books-A-Million, Inc. (a) . . . . . . . . . . . . .         5,500
     4,187   Buffets, Inc. (a) . . . . . . . . . . . . . . . . .        38,206
       600   Burlington Coat Factory Warehouse (a) . . . . . . .         7,800
     2,500   Carson Pirie Scott & Co. (a). . . . . . . . . . . .        63,125
     2,000   Casey's General Stores, Inc.. . . . . . . . . . . .        37,500
     4,769   Cash America Intl., Inc.. . . . . . . . . . . . . .        40,537
     2,500   Cato Corp, Cl. A. . . . . . . . . . . . . . . . . .        12,500
     6,200   Claire's Stores, Inc. . . . . . . . . . . . . . . .        80,600
     4,200   CML Group, Inc. . . . . . . . . . . . . . . . . . .        14,175
     1,900   Cole National Corp., Cl. A (a). . . . . . . . . . .        49,875
     3,700   Compucom Systems, Inc. (a). . . . . . . . . . . . .        39,775
       500   Copart, Inc. (a). . . . . . . . . . . . . . . . . .         6,562
       900   Discount Auto Parts (a) . . . . . . . . . . . . . .        21,037
       900   Dress Barn, Inc. (a). . . . . . . . . . . . . . . .        13,500
     1,600   Duty Free Intl., Inc. . . . . . . . . . . . . . . .        23,200
     2,600   Eagle Hardware & Garden (a) . . . . . . . . . . . .        53,950
     2,100   Ethan Allen Interiors, Inc. . . . . . . . . . . . .        80,850
     2,400   Fabri-Centers of America, Cl. A (a) . . . . . . . .        38,700
     3,700   Family Dollar Stores, Inc.. . . . . . . . . . . . .        75,387
     6,600   Fingerhut Companies, Inc. . . . . . . . . . . . . .        80,850
     5,500   Fleming Cos.. . . . . . . . . . . . . . . . . . . .        94,875
     2,500   Fred Meyer, Inc. (a). . . . . . . . . . . . . . . .        88,750
     1,500   Friedman's Inc., Cl. A (a). . . . . . . . . . . . .        22,125
     1,300   Gadzooks, Inc. (a). . . . . . . . . . . . . . . . .        23,725
     2,700   Gibson Greetings, Inc. (a). . . . . . . . . . . . .        52,987
     2,500   Gymboree Corp. (a). . . . . . . . . . . . . . . . .        57,187
       600   Hancock Fabrics, Inc. . . . . . . . . . . . . . . .         6,225
     4,000   Hearx Ltd. (a). . . . . . . . . . . . . . . . . . .        11,250
     1,800   Hechinger Co., Cl. A. . . . . . . . . . . . . . . .         3,713
     2,000   Hollywood Entertainment Corp. (a) . . . . . . . . .        37,000
     2,300   Intelligent Electronics, Inc. . . . . . . . . . . .        18,400
     1,650   Just For Feet, Inc. (a) . . . . . . . . . . . . . .        43,313
     1,700   Kenneth Cole Productions, Cl. A (a) . . . . . . . .        26,350
     2,100   Long Drug Stores Corp.. . . . . . . . . . . . . . .       103,163


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

     2,400   MAC Frugal Bargains Close-Outs, Inc. (a). . . . . . $      62,700
     1,500   Mail Boxes, Etc. (a). . . . . . . . . . . . . . . .        33,750
     1,200   Michaels Stores, Inc. (a) . . . . . . . . . . . . .        14,400
     2,600   Mikasa Inc. (a) . . . . . . . . . . . . . . . . . .        26,650
       400   Movie Gallery, Inc. (a) . . . . . . . . . . . . . .         5,200
     2,400   Petco Animal Supplies, Inc. (a) . . . . . . . . . .        49,800
     4,200   Pier 1 Imports Inc./Del.. . . . . . . . . . . . . .        74,025
     1,700   Proffitt's, Inc. (a). . . . . . . . . . . . . . . .        62,688
     1,500   Quality Food Centers, Inc. (a). . . . . . . . . . .        50,625
     1,900   Regis Corp. . . . . . . . . . . . . . . . . . . . .        30,875
       600   Riser Foods Inc., Cl. A . . . . . . . . . . . . . .        19,050
     3,835   Rite Aid Corp.. . . . . . . . . . . . . . . . . . .       152,441
    14,000   Service Merchandise Co. (a) . . . . . . . . . . . .        59,500
     1,700   Shopko Stores, Inc. . . . . . . . . . . . . . . . .        25,500
     1,000   Smart & Final, Inc. . . . . . . . . . . . . . . . .        21,625
     3,600   Sports & Recreation, Inc. (a) . . . . . . . . . . .        27,900
     1,400   Stanhome, Inc.. . . . . . . . . . . . . . . . . . .        37,100
     1,700   Stein Mart, Inc. (a). . . . . . . . . . . . . . . .        34,425
       400   Strawbridge & Clothier, Cl. A . . . . . . . . . . .         6,350
       300   The Buckle, Inc. (a). . . . . . . . . . . . . . . .         7,500
     1,900   The Men's Wearhouse, Inc. (a) . . . . . . . . . . .        46,550
     4,250   The Sports Authority, Inc. (a). . . . . . . . . . .        92,438
     1,200   Tractor Supply (a). . . . . . . . . . . . . . . . .        24,750
       500   Urban Outfillters, Inc. (a) . . . . . . . . . . . .         6,500
     3,600   U.S. Office Products Co. (a). . . . . . . . . . . .       122,850
     3,000   Waban, Inc. (a) . . . . . . . . . . . . . . . . . .        78,000
     2,500   Williams-Sonoma, Inc. (a) . . . . . . . . . . . . .        90,938
     3,000   Zale Corp. (a). . . . . . . . . . . . . . . . . . .        57,375
                                                                 --------------
                                                                     2,960,190
                                                                 --------------

             RETAIL-FOOD - 1.01%
     2,500   Apple South, Inc. . . . . . . . . . . . . . . . . .        33,750
     3,100   Applebees International, Inc. . . . . . . . . . . .        85,250
     6,300   Bob Evans Farms . . . . . . . . . . . . . . . . . .        85,050
       900   Cheesecake Factory, Inc. (The) (a). . . . . . . . .        16,313
     2,600   CKE Restraurants, Inc.. . . . . . . . . . . . . . .        93,600
       600   Daka International, Inc. (a). . . . . . . . . . . .         5,775
     6,000   Foodmaker, Inc. (a) . . . . . . . . . . . . . . . .        53,250
     1,600   IHOP Corp. (a). . . . . . . . . . . . . . . . . . .        37,800
     2,000   Ingles Markets Inc., Cl. A. . . . . . . . . . . . .        25,000
     2,900   Intl. Dairy Queen, Inc., Cl. A (a). . . . . . . . .        58,000
     1,600   Landry's Seafood Restaurants (a). . . . . . . . . .        34,200
       500   Longhorn Steaks, Inc. (a) . . . . . . . . . . . . .         9,438
       400   Manhattan Bagel Co. (a) . . . . . . . . . . . . . .         2,900
     1,100   Microage, Inc. (a). . . . . . . . . . . . . . . . .        22,000
     1,950   Papa John's International, Inc. (a) . . . . . . . .        65,812
       300   Quality Dining, Inc. (a). . . . . . . . . . . . . .         5,362
       700   Rainforest Cafe, Inc. (a) . . . . . . . . . . . . .        16,450
     4,400   Ruddick Corp. . . . . . . . . . . . . . . . . . . .        61,600
     2,300   Sonic Corp. (a) . . . . . . . . . . . . . . . . . .        58,650
     2,700   Whole Foods Market, Inc. (a). . . . . . . . . . . .        60,750
                                                                 --------------
                                                                       830,950
                                                                 --------------

             STEEL -  0.52%
     2,100   Acme Metals, Inc. (a) . . . . . . . . . . . . . . .        40,688
     8,900   Armco, Inc. (a) . . . . . . . . . . . . . . . . . .        36,713
     3,000   Birmingham Steel Corp.. . . . . . . . . . . . . . .        57,000
     1,200   Carpenter Technology. . . . . . . . . . . . . . . .        43,950
       700   Citation Corp. (a). . . . . . . . . . . . . . . . .         7,175
     2,100   Commercial Metals Co. . . . . . . . . . . . . . . .        63,263
     1,600   Geneva Steel Co., Cl. A (a) . . . . . . . . . . . .         4,800
       500   Gibraltar Steel Corp. (a) . . . . . . . . . . . . .        13,125
       800   J & L Specialty Steel, Inc. . . . . . . . . . . . .         9,100
     2,600   Lukens, Inc.. . . . . . . . . . . . . . . . . . . .        52,325
     1,100   National Steel Corp., Cl. B (a) . . . . . . . . . .        10,175
     1,100   Schnitzer Steel Industries Inc., Cl. A. . . . . . .        28,187
     1,300   Station Casinos (a) . . . . . . . . . . . . . . . .        13,162
       800   Steel Technologies, Inc.. . . . . . . . . . . . . .        10,600
     2,600   UNR Industries, Inc.. . . . . . . . . . . . . . . .        15,600
     2,100   WHX Corp. (a) . . . . . . . . . . . . . . . . . . .        18,637
                                                                 --------------
                                                                       424,500
                                                                 --------------

             TECHNOLOGY/RETAILING - 0.01%
       600   General Scanning, Inc. (a). . . . . . . . . . . . .         7,050
                                                                 --------------

             TELECOMMUNICATIONS - 2.34%
     2,100   ACC Corp. (a) . . . . . . . . . . . . . . . . . . .        63,525
     2,800   Aliant Communications, Inc. . . . . . . . . . . . .        47,600
     1,000   American Mobile Satellite Corp. . . . . . . . . . .        12,250
     1,300   American Paging, Inc. (a) . . . . . . . . . . . . .         6,094
     2,200   American Radio Systems Corp. (a). . . . . . . . . .        59,950
       200   Ancor Communications, Inc. (a). . . . . . . . . . .         2,800
       800   Antec Corp. (a) . . . . . . . . . . . . . . . . . .         7,200
     1,000   Applied Digital Access, Inc. (a). . . . . . . . . .         5,500
     2,500   Applied Innovation, Inc. (a). . . . . . . . . . . .        15,312
     1,600   Arch Communications Group (a) . . . . . . . . . . .        15,000
       300   Associated Group, Inc., Cl. A (a) . . . . . . . . .         9,225
       400   Atlantic Tele-Network, Inc. (a) . . . . . . . . . .         6,100
     3,400   Boston Technology, Inc. (a) . . . . . . . . . . . .        97,750
       800   Brite Voice Systems, Inc. (a) . . . . . . . . . . .        11,900
     1,900   Broadband Technologies, Inc. (a). . . . . . . . . .        28,025
     2,100   CAI Wireless Systems, Inc. (a). . . . . . . . . . .         2,100
     2,300   California Amplifier, Inc. (a). . . . . . . . . . .        14,087
     2,700   California Microwave (a). . . . . . . . . . . . . .        40,162
     1,000   Cellular Communications International, Inc. (a) . .        29,000
     1,100   Centennial Cellular Corp., Cl. A (a). . . . . . . .        13,337
     2,300   Cidco, Inc. (a) . . . . . . . . . . . . . . . . . .        40,250
     1,600   Coherent Communic Sys Corp. (a) . . . . . . . . . .        31,200
       200   Comforce Corp. (a). . . . . . . . . . . . . . . . .         2,850
     2,200   Commnet Cellular, Inc. (a). . . . . . . . . . . . .        61,325
       300   CSG Systems International (a) . . . . . . . . . . .         4,613
     2,000   C-Tec Corp. (a) . . . . . . . . . . . . . . . . . .        48,500
       900   Davox Corp. (a) . . . . . . . . . . . . . . . . . .        37,125
     2,100   Digital Microwave Corp. (a) . . . . . . . . . . . .        58,538
       600   Digital Systems International, Inc. (a) . . . . . .         9,600
     7,400   DSP Communications (a). . . . . . . . . . . . . . .       143,375
       800   EIS International, Inc. (a) . . . . . . . . . . . .         6,900
       700   Executive Telecard Ltd. (a) . . . . . . . . . . . .         4,375
     9,300   Executone Information Systems, Inc. (a) . . . . . .        22,088
     1,000   Fastcomm Communications Corp. (a) . . . . . . . . .         6,125
     1,500   General Datacomm Inds., Inc. (a). . . . . . . . . .        15,750
     5,400   Geotek Communications, Inc. (a) . . . . . . . . . .        38,475
       700   Harmonic Lightwaves, Inc. (a) . . . . . . . . . . .        10,763
     3,000   Highwaymaster Communications (a). . . . . . . . . .        54,375
     1,000   Intercel, Inc. (a). . . . . . . . . . . . . . . . .        12,250


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

     4,400   Interdigital Comm. Corp. (a). . . . . . . . . . . . $      25,300
     1,400   Intermedia Communications (a) . . . . . . . . . . .        36,050
     3,900   International Cabletel, Inc. (a). . . . . . . . . .        98,475
       500   Inter-Tel, Inc. (a) . . . . . . . . . . . . . . . .         9,500
     2,600   Intervoice, Inc. (a). . . . . . . . . . . . . . . .        31,850
       100   IPC Information Systems (a) . . . . . . . . . . . .         1,513
     1,300   Level One Communications, Inc. (a). . . . . . . . .        46,475
     1,000   Mastec, Inc. (a). . . . . . . . . . . . . . . . . .        53,000
       600   Metricom, Inc. (a). . . . . . . . . . . . . . . . .         9,000
     1,302   Metrocall, Inc. (a) . . . . . . . . . . . . . . . .         6,530
     1,300   Midcom Communications, Inc. (a) . . . . . . . . . .        11,050
     3,000   Mobilemedia Corp. (a) . . . . . . . . . . . . . . .         1,313
     5,100   Mobile Telecommunication Technologies Corp. (a) . .        43,350
     1,700   Network Equipment Technologies, Inc. (a). . . . . .        28,050
     1,300   Ortel Corp. (a) . . . . . . . . . . . . . . . . . .        31,200
       600   Palmer Wireless Inc., Cl. A (a) . . . . . . . . . .         6,300
     2,200   P-COM  (a). . . . . . . . . . . . . . . . . . . . .        65,175
       800   Periphonics Co. (a) . . . . . . . . . . . . . . . .        23,400
     3,600   PriCellular Corp., Cl. A (a). . . . . . . . . . . .        41,400
       800   Proxim, Inc. (a). . . . . . . . . . . . . . . . . .        18,400
     1,200   Symmetricom, Inc. (a) . . . . . . . . . . . . . . .        23,850
       800   TCSI Corp. (a). . . . . . . . . . . . . . . . . . .         5,000
       500   Tel-Save Holdings, Inc. (a) . . . . . . . . . . . .        14,500
       600   Teltrend, Inc. (a). . . . . . . . . . . . . . . . .        16,650
     1,800   Transaction Network Services (a). . . . . . . . . .        20,700
       800   U.S. Long Distance Corp. (a). . . . . . . . . . . .         6,400
     4,300   Vanguard Cellular Systems, Cl. A (a). . . . . . . .        67,725
       200   Videolan Technologies, Inc. (a) . . . . . . . . . .           313
     2,800   Winstar Communications, Inc.. . . . . . . . . . . .        58,800
     2,400   Wireless Telecom Group, Inc.. . . . . . . . . . . .        24,900
                                                                 --------------
                                                                     1,921,563
                                                                 --------------

             TELEVISION - 0.39%
     1,400   Ascent Entertainment Group (a). . . . . . . . . . .        22,575
       800   Emmis Broadcasting Corp., Cl. A (a) . . . . . . . .        26,200
       800   EZ Communications, Cl. A (a). . . . . . . . . . . .        29,300
     2,800   Harte-Hanks Communications. . . . . . . . . . . . .        77,700
     1,000   Hollywood Park, Inc. (a). . . . . . . . . . . . . .        15,000
     3,600   Playboy Enterprises, Cl. B (a). . . . . . . . . . .        35,100
     4,900   Players International, Inc. (a) . . . . . . . . . .        26,338
     1,800   Starsight Telecast, Inc. (a). . . . . . . . . . . .        16,875
       900   Stratosphere Corp. (a). . . . . . . . . . . . . . .           759
     3,900   Topps Company (The) (a) . . . . . . . . . . . . . .        15,600
     2,700   WMS Industries, Inc. (a). . . . . . . . . . . . . .        54,000
                                                                 --------------
                                                                       319,447
                                                                 --------------

             TEXTILES - 0.28%
       100   Angelica Corp.. . . . . . . . . . . . . . . . . . .         1,913
     1,200   Apogee Enterprises, Inc.. . . . . . . . . . . . . .        47,700
     8,400   Burlington Inds., Inc. (a). . . . . . . . . . . . .        92,400
       800   Fieldcrest Cannon (a) . . . . . . . . . . . . . . .        12,800
     1,200   Guilford Mills, Inc.. . . . . . . . . . . . . . . .        31,950
     1,900   Mohawk Industries, Inc. (a) . . . . . . . . . . . .        41,800
                                                                 --------------
                                                                       228,563
                                                                 --------------

             TOBACCO - 0.40%
       500   Culbro Corp. (a). . . . . . . . . . . . . . . . . .        32,438
     3,300   Dimon, Inc. . . . . . . . . . . . . . . . . . . . .        76,313
     2,200   Schweitzer-Mauduit Intl., Inc.. . . . . . . . . . .        69,575
     4,700   Universal Corp. - Va. . . . . . . . . . . . . . . .       150,987
                                                                 --------------
                                                                       329,313
                                                                 --------------

             TRANSPORTATION - 1.03%
     2,900   Air Express International C.P.. . . . . . . . . . .        93,525
     3,100   Airborne Freight Corp.. . . . . . . . . . . . . . .        72,463
     2,500   Alaska Airgroup, Inc. (a) . . . . . . . . . . . . .        52,500
     4,400   America West Airlines, Cl. B (a). . . . . . . . . .        69,850
     3,500   APL, Ltd. . . . . . . . . . . . . . . . . . . . . .        82,688
     2,100   Avondale Industries, Inc. (a) . . . . . . . . . . .        45,150
       700   Covenant Transport Inc., Cl. A (a). . . . . . . . .        10,063
     2,000   Expeditors Intl. Wash, Inc. . . . . . . . . . . . .        46,000
     3,000   Greyhound Lines, Inc. (a) . . . . . . . . . . . . .        11,625
       600   Harper Group, Inc.. . . . . . . . . . . . . . . . .        14,250
       900   Interpool, Inc. . . . . . . . . . . . . . . . . . .        21,037
     2,800   Kirby Corp. (a) . . . . . . . . . . . . . . . . . .        55,300
     3,100   Offshore Logistics, Inc. (a). . . . . . . . . . . .        60,062
     4,600   Overseas Shipholding Group. . . . . . . . . . . . .        78,200
     2,000   Pittston Burlington Group . . . . . . . . . . . . .        40,000
       700   Skywest, Inc. . . . . . . . . . . . . . . . . . . .         9,712
     2,000   Swift Transportation Co., Inc. (a). . . . . . . . .        47,000
     5,200   ValuJet, Inc. (a) . . . . . . . . . . . . . . . . .        33,475
                                                                 --------------
                                                                       842,900
                                                                 --------------

             TRUCKING, SHIPPING - 0.89%
     2,100   AMERCO (a). . . . . . . . . . . . . . . . . . . . .        73,500
     1,500   American Freightways Corp. (a). . . . . . . . . . .        16,688
     3,400   Arnold Industries, Inc. . . . . . . . . . . . . . .        53,975
     1,100   Frozen Food Express Inds. . . . . . . . . . . . . .         9,900
     1,700   Gatx Corp.. . . . . . . . . . . . . . . . . . . . .        82,450
     2,450   Heartland Express, Inc. (a) . . . . . . . . . . . .        59,719
     2,600   Hunt (JB) Transprt Svcs., Inc.. . . . . . . . . . .        36,400
       500   Knight Transportation, Inc. (a) . . . . . . . . . .         9,500
     1,400   Landstar System, Inc. (a) . . . . . . . . . . . . .        32,550
     1,200   Roadway Express, Inc. . . . . . . . . . . . . . . .        23,250
     6,000   Rollins Truck Leasing Corp. . . . . . . . . . . . .        75,750
     2,200   USFreightways Corp. . . . . . . . . . . . . . . . .        60,363
     2,450   Werner Enterprises, Inc.. . . . . . . . . . . . . .        44,406
     2,300   Xtra Corp.. . . . . . . . . . . . . . . . . . . . .        99,762
     3,800   Yellow Corp. (a). . . . . . . . . . . . . . . . . .        54,625
                                                                 --------------
                                                                       732,838
                                                                 --------------

             UTILITIES - 4.47%
     4,200   Atlantic Energy . . . . . . . . . . . . . . . . . .        71,925
     1,700   Atmos Energy Corp.. . . . . . . . . . . . . . . . .        40,588
     1,700   Bay State Gas Co. . . . . . . . . . . . . . . . . .        48,025
     2,800   Black Hills Corp. . . . . . . . . . . . . . . . . .        78,750
     3,000   Central Hudson Gas & Electric Corp. . . . . . . . .        94,125
     2,500   Central Louisiana Electric Co.. . . . . . . . . . .        69,063
     3,900   Central Maine Power Co. . . . . . . . . . . . . . .        45,338
     1,300   CFW Communications Co.. . . . . . . . . . . . . . .        28,763
     1,000   Cilcorp, Inc. . . . . . . . . . . . . . . . . . . .        36,625
     5,574   Citizens Utilities Co., Cl. B (a) . . . . . . . . .        62,008


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

Shares       Description                                             Value
------       -----------                                             -----

       900   Colonial Gas Co.. . . . . . . . . . . . . . . . . . $      19,125
     3,400   Commonwealth Energy System. . . . . . . . . . . . .        79,900
       100   Connecticut Natural Gas Corp. . . . . . . . . . . .         2,550
       200   Destec Energy, Inc. (a) . . . . . . . . . . . . . .         3,125
       700   E' Town Corp. . . . . . . . . . . . . . . . . . . .        22,138
     3,100   Eastern Enterprises . . . . . . . . . . . . . . . .       109,663
     4,100   Eastern Utilities Association . . . . . . . . . . .        71,238
     8,700   El Paso Electric Co. (a). . . . . . . . . . . . . .        56,550
       200   Empire District Electric. . . . . . . . . . . . . .         3,750
     2,000   Energen Corp. . . . . . . . . . . . . . . . . . . .        60,500
     2,400   IES Industries, Inc.. . . . . . . . . . . . . . . .        71,700
     2,100   Indiana Energy, Inc.. . . . . . . . . . . . . . . .        51,188
     2,100   Interstate Power Co.. . . . . . . . . . . . . . . .        60,900
     1,800   KN Energy, Inc. . . . . . . . . . . . . . . . . . .        70,650
     2,100   Laclede Gas Co. . . . . . . . . . . . . . . . . . .        50,662
     3,200   Madison Gas & Electric. . . . . . . . . . . . . . .        64,800
     3,100   MDU Resources Group . . . . . . . . . . . . . . . .        71,300
     2,300   Minnesota Power & Light Co. . . . . . . . . . . . .        63,250
     7,000   Nevada Power. . . . . . . . . . . . . . . . . . . .       143,500
     1,300   New Jersey Resources. . . . . . . . . . . . . . . .        38,025
     1,700   Northwest Natural Gas . . . . . . . . . . . . . . .        40,800
       200   Northwestern Public Service Co. . . . . . . . . . .         6,850
       600   NUI Corp. . . . . . . . . . . . . . . . . . . . . .        13,575
     3,600   ONEOK, Inc. . . . . . . . . . . . . . . . . . . . .       108,000
     1,600   Orange/Rockland Utilities . . . . . . . . . . . . .        57,400
     1,500   Otter Tail Power Co.. . . . . . . . . . . . . . . .        48,188
       600   Pennsylvania Enterprises, Inc.. . . . . . . . . . .        26,325
     3,500   Philadelphia Suburban Co. . . . . . . . . . . . . .        69,562
     4,400   Piedmont Natural Gas Co.. . . . . . . . . . . . . .       102,850
     3,500   Public Service Company of North Carolina. . . . . .        63,875
     5,700   Public Service Company of New Mexico. . . . . . . .       111,862
     3,100   Rochester Gas & Electric. . . . . . . . . . . . . .        59,287
     2,400   Sierra Pacific Resources. . . . . . . . . . . . . .        69,000
     2,700   Sig Corp, Inc.. . . . . . . . . . . . . . . . . . .        93,487
     1,000   South Jersey Industries, Inc. . . . . . . . . . . .        24,375
     2,600   Southeastern Michigan Gas Enterprises . . . . . . .        48,100
     2,000   Southern California Water . . . . . . . . . . . . .        43,500
     2,500   Southwest Gas . . . . . . . . . . . . . . . . . . .        48,125
     4,000   Southwestern Energy Co. . . . . . . . . . . . . . .        60,500
       900   TNP Enterprises, Inc. . . . . . . . . . . . . . . .        24,637
     4,600   Tucson Electric Power Co. (a) . . . . . . . . . . .        76,475
     2,500   UGI Corp. . . . . . . . . . . . . . . . . . . . . .        55,937
     2,400   United Cities Gas . . . . . . . . . . . . . . . . .        54,000
     1,100   United Illuminating Co. . . . . . . . . . . . . . .        34,512
     4,700   United Water Resources. . . . . . . . . . . . . . .        72,850
     4,200   Washington Energy . . . . . . . . . . . . . . . . .        86,625
     3,800   Washington Gas Light Co.. . . . . . . . . . . . . .        85,975
     2,900   WICOR, Inc. . . . . . . . . . . . . . . . . . . . .       104,037
     4,600   WPL Holdings. . . . . . . . . . . . . . . . . . . .       129,375
     3,800   WPS Resources Corp. . . . . . . . . . . . . . . . .       108,300
     2,200   Yankee Energy System. . . . . . . . . . . . . . . .        47,025
                                                                 --------------
                                                                     3,665,133
                                                                 --------------

             WHOLESALE DISTRIBUTOR - 0.30%
     1,400   Alliance Entertainment Corp. (a). . . . . . . . . .         2,625
     1,000   Barnett, Inc. (a) . . . . . . . . . . . . . . . . .        27,250
     1,200   Brightpoint, Inc. (a) . . . . . . . . . . . . . . .        35,700
       300   Fusion Systems (a). . . . . . . . . . . . . . . . .         6,375
     2,000   JP Foodservice, Inc. (a). . . . . . . . . . . . . .        55,750
     1,300   Reliance Steel & Aluminum . . . . . . . . . . . . .        45,500
     1,400   Rexel, Inc. (a) . . . . . . . . . . . . . . . . . .        22,225
     3,000   VWR Scientific Products Corp. (a) . . . . . . . . .        50,250
                                                                 --------------
                                                                       245,675

TOTAL COMMON STOCKS (Cost $76,144,861) . . . . . . . . . . . . . $  79,367,694
                                                                 --------------

Principal
 Amount
---------
             SHORT TERM INVESTMENTS - 3.22%
             U.S. TREASURY BILLS - 3.22%
$  280,000   5.36%, 1/16/97. . . . . . . . . . . . . . . . . . . $     279,423
 2,068,000   5.30%, 1/23/97 (b). . . . . . . . . . . . . . . . .     2,061,838
   309,000   5.08%, 4/10/97. . . . . . . . . . . . . . . . . . .       304,769
                                                                 --------------

TOTAL SHORT TERM INVESTMENTS (Cost $2,646,009) . . . . . . . . . $   2,646,030
                                                                 --------------

TOTAL INVESTMENTS (Cost $78,790,870) - 99.91%. . . . . . . . . . $  82,013,724
Other Assets Less Liabilities - 0.09%. . . . . . . . . . . . . .        70,617
                                                                 --------------
NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . . . . . $  82,084,341
                                                                 --------------
                                                                 --------------

--------------------
(a)  Non-income producing security
(b)  $1,075,000 of principal amount held as collateral for futures contracts


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
BT PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1996
--------------------------------------------------------------------------------


                                                              EQUITY 500          EAFE EQUITY          SMALL CAP
                                                                 INDEX               INDEX               INDEX
                                                            ---------------     ---------------     ---------------
ASSETS
   Investments, at Value*. . . . . . . . . . . . . . . .    $ 1,841,485,110     $    41,867,262     $    82,013,724
   Cash+ . . . . . . . . . . . . . . . . . . . . . . . .          1,855,461             482,101                 232
   Receivable for Securities Sold. . . . . . . . . . . .         90,070,988             180,591                  --
   Dividends and Interest Receivable . . . . . . . . . .          3,297,967              41,261              95,135
   Receivable for Foreign Taxes Withheld . . . . . . . .                 --              27,989                  --
   Deferred Organizational Expense . . . . . . . . . . .                 --               7,306                  --
   Prepaid Expenses and Other. . . . . . . . . . . . . .              8,847                 174                 233
   Due from Bankers Trust. . . . . . . . . . . . . . . .                 --                  --              13,916
                                                            ---------------     ---------------     ---------------
Total Assets . . . . . . . . . . . . . . . . . . . . . .      1,936,718,373          42,606,684          82,123,240
                                                            ---------------     ---------------     ---------------

LIABILITIES
   Due to Bankers Trust. . . . . . . . . . . . . . . . .            118,244              14,744                  --
   Due to Equity 500 Index Fund. . . . . . . . . . . . .            196,852                  --                  --
   Payable for Securities Purchased. . . . . . . . . . .         10,574,041           2,170,458                  --
   Net Unrealized Depreciation on Forward
     Foreign Currency Contracts. . . . . . . . . . . . .                 --               8,544                  --
   Variation Margin Payable. . . . . . . . . . . . . . .            580,386                 120              20,975
   Accrued Expenses and Other. . . . . . . . . . . . . .             25,284              20,979              17,924
                                                            ---------------     ---------------     ---------------
Total Liabilities. . . . . . . . . . . . . . . . . . . .         11,494,807           2,214,845              38,899
                                                            ---------------     ---------------     ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .    $ 1,925,223,566     $    40,391,839     $    82,084,341
                                                            ---------------     ---------------     ---------------
                                                            ---------------     ---------------     ---------------
COMPOSITION OF NET ASSETS
   Paid-in Capital . . . . . . . . . . . . . . . . . . .    $ 1,445,978,378     $    38,805,952     $    78,861,087
   Net Unrealized Appreciation on Investments. . . . . .        479,362,388           1,596,338           3,222,854
   Net Unrealized Appreciation (Depreciation) on
     Futures, Foreign Currencies and Forward
     Foreign Currency Contracts. . . . . . . . . . . . .          (117,200)            (10,451)                 400
                                                            ---------------     ---------------     ---------------
NET ASSETS, DECEMBER 31, 1996. . . . . . . . . . . . . .    $ 1,925,223,566     $    40,391,839     $    82,084,341
                                                            ---------------     ---------------     ---------------
                                                            ---------------     ---------------     ---------------

--------------------
* As of December 31, 1996, the cost of investments in the Equity 500 Index Portfolio, EAFE Equity Index and Small Cap Index were $1,362,122,722, $40,270,924 and $78,790,870, respectively.
+ Cash held by EAFE Equity Index Portfolio includes foreign currency of $435,525 with a cost of $436,176.


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
BT PORTFOLIOS

STATEMENT OF OPERATIONS FOR THE PERIOD ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------


                                                              EQUITY 500          EAFE EQUITY           SMALL CAP
                                                                 INDEX               INDEX                INDEX
                                                            ---------------     ---------------     ---------------
INVESTMENT INCOME
   Dividends*. . . . . . . . . . . . . . . . . . . . . . .  $    32,142,522     $       494,584     $       389,068
   Interest. . . . . . . . . . . . . . . . . . . . . . . .        2,415,557              63,794              49,740
                                                            ---------------     ---------------     ---------------
   Total Investment Income . . . . . . . . . . . . . . . .       34,558,079             558,378             438,808
                                                            ---------------     ---------------     ---------------
EXPENSES
   Advisory Fees . . . . . . . . . . . . . . . . . . . . .        1,505,963              68,584              34,759
   Administration and Services Fees. . . . . . . . . . . .          752,981              27,433              11,586
   Professional Fees . . . . . . . . . . . . . . . . . . .           30,525              20,151              24,948
   Trustees Fees . . . . . . . . . . . . . . . . . . . . .            9,865               3,651               1,657
   Transfer Tax. . . . . . . . . . . . . . . . . . . . . .               --               4,434                  --
   Amortization of Organizational Expense. . . . . . . . .               --               1,694                  --
   Miscellaneous . . . . . . . . . . . . . . . . . . . . .           11,199                 663                 378
                                                            ---------------     ---------------     ---------------
   Total Expenses. . . . . . . . . . . . . . . . . . . . .        2,310,533             126,610              73,328
   Less:  Expenses Absorbed by Bankers Trust . . . . . . .         (870,024)            (30,591)            (26,968)
                                                            ---------------     ---------------     ---------------
   Net Expenses. . . . . . . . . . . . . . . . . . . . . .        1,440,509              96,019              46,360
                                                            ---------------     ---------------     ---------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . .       33,117,570             462,359             392,448
                                                            ---------------     ---------------     ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES,
  FOREIGN CURRENCIES AND FORWARD FOREIGN CURRENCY CONTRACTS
   Net Realized Gain from Investment Transactions. . . . .       15,161,968                 142             204,834
   Net Realized Gain (Loss) from Futures,
     Foreign Currencies and Forward Foreign Currency
     Transactions. . . . . . . . . . . . . . . . . . . . .        6,251,719             (71,397)           (127,914)
   Net Change in Unrealized Appreciation on Investments. .      267,628,961           1,596,338           3,222,854
   Net Change in Unrealized Appreciation (Depreciation) on
     Futures, Foreign Currencies and Forward Foreign
     Currency Contracts. . . . . . . . . . . . . . . . . .          (90,575)            (10,451)                400
                                                            ---------------     ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES,
  FOREIGN CURRENCIES AND FORWARD FOREIGN CURRENCY
  CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . .      288,952,073           1,514,632           3,300,174
                                                            ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . .  $   322,069,643     $     1,976,991     $     3,692,622
                                                            ---------------     ---------------     ---------------
                                                            ---------------     ---------------     ---------------

--------------------
* Net of foreign withholding tax of $209,718 and $67,322 for the Equity 500 Index Portfolio and EAFE Equity Index Portfolio, respectively.


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
BT PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                EQUITY 500 INDEX PORTFOLIO
                                                           -------------------------------------
                                                                FOR THE             FOR THE
                                                               YEAR ENDED          YEAR ENDED
                                                           DECEMBER 31, 1996   DECEMBER 31, 1995
                                                           -----------------   -----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . .  $    33,117,570     $    19,425,500
   Net Realized Gain from Investments and Futures
     Transactions. . . . . . . . . . . . . . . . . . . . .       21,413,687           4,687,899
   Net Change in Unrealized Appreciation on Investments
     and Futures Contracts . . . . . . . . . . . . . . . .      267,538,386         212,725,683
                                                            ---------------     ---------------
Net Increase in Net Assets from Operations . . . . . . . .      322,069,643         236,839,082
                                                            ---------------     ---------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested. . . . . . . . . . . . .      854,711,041         474,637,337
   Value of Capital Withdrawn. . . . . . . . . . . . . . .     (332,293,144)       (190,511,921)
                                                            ---------------     ---------------
Net Increase in Net Assets from Capital Transactions . . .      522,417,897         284,125,416
                                                            ---------------     ---------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . .      844,487,540         520,964,498

NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . .    1,080,736,026         559,771,528
                                                            ---------------     ---------------
End of Year. . . . . . . . . . . . . . . . . . . . . . . .  $ 1,925,223,566     $ 1,080,736,026
                                                            ---------------     ---------------
                                                            ---------------     ---------------


                                                                   EAFE INDEX PORTFOLIO
                                                                   ---------------------
                                                                          FOR THE
                                                                        PERIOD ENDED
                                                                     DECEMBER 31, 1996
                                                                   ---------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . .    $       462,359
   Net Realized Loss from Investment and Foreign
     Currency Transactions . . . . . . . . . . . . . . . . . . . .            (71,255)
   Net Unrealized Appreciation on Investments, Futures,
     Foreign Currencies and Forward Foreign Currency Contracts . .          1,585,887
                                                                      ---------------
Net Increase in Net Assets from Operations . . . . . . . . . . . .          1,976,991
                                                                      ---------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested. . . . . . . . . . . . . . . . .         38,819,050
   Value of Capital Withdrawn. . . . . . . . . . . . . . . . . . .           (404,212)
                                                                      ---------------
Net Increase in Net Assets from Capital Transactions . . . . . . .         38,414,838
                                                                      ---------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . .         40,391,829

NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . .                 10
                                                                      ---------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . .    $    40,391,839
                                                                      ---------------
                                                                      ---------------


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
BT PORTFOLIOS

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------


                                                                 SMALL CAP INDEX PORTFOLIO
                                                                          FOR THE
                                                                        PERIOD ENDED
                                                                     DECEMBER 31, 1996
                                                                 -------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . .    $       392,448
   Net Realized Gain from Investments and Futures
     Transactions. . . . . . . . . . . . . . . . . . . . . . . . .             76,920
   Net Unrealized Appreciation on Investments and
     Futures Contracts . . . . . . . . . . . . . . . . . . . . . .          3,223,254
                                                                      ---------------
Net Increase in Net Assets from Operations . . . . . . . . . . . .          3,692,622
                                                                      ---------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested. . . . . . . . . . . . . . . . .         81,111,921
   Value of Capital Withdrawn. . . . . . . . . . . . . . . . . . .         (2,720,212)
                                                                      ---------------
Net Increase in Net Assets from Capital Transactions . . . . . . .         78,391,709
                                                                      ---------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . .         82,084,331

NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . .                 10
                                                                      ---------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . .    $    82,084,341
                                                                      ---------------
                                                                      ---------------


             See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
BT PORTFOLIOS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Contained below are selected supplemental data and ratios to average net assets for each period indicated for the Equity 500 Index Portfolio, EAFE Equity Index Portfolio and Small Cap Index Portfolio.


                                                                                  EQUITY 500 INDEX PORTFOLIO
                                                            ------------------------------------------------------------------------
                                                                              FOR THE YEAR ENDED
                                                                               DECEMBER 31, 1992                       DECEMBER 31,
                                                            --------------------------------------------------------  (COMMENCEMENT
                                                               1996           1995           1994           1993      OF OPERATIONS)
                                                            -----------    -----------    -----------    -----------  --------------
SUPPLEMENTAL DATA AND RATIOS:
Net Asset Value, End of Period (000s omitted). . . . .      $ 1,925,224    $ 1,080,736    $   559,772    $   151,805    $     9,435
   Ratios to Average Net Assets:
   Net Investment Income . . . . . . . . . . . . . . .             2.20%          2.52%          2.84%          2.67%          --
   Expenses. . . . . . . . . . . . . . . . . . . . . .             0.10%          0.10%          0.10%          0.10%          --
   Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust. . . .             0.05%          0.05%          0.06%          0.10%          --
Portfolio Turnover Rate. . . . . . . . . . . . . . . .               15%             6%            21%            31%          --
Average Commission Per Share+. . . . . . . . . . . . .      $     0.023


                                                                  EAFE EQUITY INDEX PORTFOLIO
                                                                 FOR THE PERIOD JANUARY 24, 1996
                                                                  (COMMENCEMENT OF OPERATIONS)
                                                                      TO DECEMBER 31, 1996
                                                                 -------------------------------
SUPPLEMENTAL DATA AND RATIOS:
Net Asset Value, End of Period (000s omitted). . . . .                     $   40,392
   Ratios to Average Net Assets:
   Net Investment Income . . . . . . . . . . . . . . .                           1.69%*
   Expenses. . . . . . . . . . . . . . . . . . . . . .                           0.35%*
   Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust. . . .                           0.11%*
Portfolio Turnover Rate. . . . . . . . . . . . . . . .                              4%
Average Commission Per Share+. . . . . . . . . . . . .                     $    0.017



                                                                   SMALL CAP INDEX PORTFOLIO
                                                                   FOR THE PERIOD JULY 1, 1996
                                                                  (COMMENCEMENT OF OPERATIONS)
                                                                      TO DECEMBER 31, 1996
                                                                  ----------------------------
SUPPLEMENTAL DATA AND RATIOS:
Net Asset Value, End of Period (000s omitted). . . . .                     $   82,084
   Ratios to Average Net Assets:
   Net Investment Income . . . . . . . . . . . . . . .                           1.70%*
   Expenses. . . . . . . . . . . . . . . . . . . . . .                           0.20%*
   Decrease Reflected in Above Expense Ratio Due . . .
     to Absorption of Expenses by Bankers Trust. . . .                           0.12%*
Portfolio Turnover Rate. . . . . . . . . . . . . . . .                             16%
Average Commission Per Share+. . . . . . . . . . . . .                     $    0.013

--------------------
*  Annualized
+ For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate for security trades on which commissions are charged.


            See Notes to Financial Statements on Pages 55 through 57

--------------------------------------------------------------------------------
BT PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

Equity 500 Index Portfolio, EAFE Equity Index Portfolio and Small Cap Index Portfolio (each a "Portfolio," and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 ("the Act"), as amended, as open-end management investment companies.

                           ORGANIZATION                COMMENCEMENT
PORTFOLIO                     DATE                     OF OPERATIONS
-----------------       -----------------            -----------------
Equity 500 Index        December 11, 1991            December 31, 1992
EAFE Equity Index        January 24, 1996             January 24, 1996
Small Cap Index          January 24, 1996                 July 1, 1996

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolios.

B. SECURITY VALUATION
The Portfolios' investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolios are allocated pro rata among the investors in the Portfolios at the time of such determination.

D. REPURCHASE AGREEMENTS
Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the EAFE Equity Index Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The EAFE Equity Index Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS
Each Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The Portfolios' investment in the financial futures contracts are designed to closely replicate the benchmark idea used by the Portfolios.

H. FUTURES CONTRACTS
Each Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. Each Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I.  ORGANIZATIONAL EXPENSES
Costs incurred by the EAFE Equity Index Portfolio in connection with its organization and initial registration are being amortized evenly over a five year period.

J. FEDERAL INCOME TAXES
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------
BT PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

K. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolios have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of the Portfolio's average daily net assets. The following provides a table of annual rates and aggregate fees for each of the Portfolios for the period ended December 31, 1996:

PORTFOLIO                     ANNUAL RATE               AGGREGATE FEES
-----------------             -----------               --------------
Equity 500 Index               0.05 of 1%                  $   752,981
EAFE Equity Index              0.10 of 1%                       27,433
Small Cap Index                0.05 of 1%                       11,586

Each of the Portfolios have entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of each Portfolio's average daily net assets. The following provides a table of annual rates and aggregate fees for each of the Portfolios for the period ended December 31, 1996:

PORTFOLIO                     ANNUAL RATE               AGGREGATE FEES
-----------------             -----------               --------------
Equity 500 Index               0.10 of 1%                  $ 1,505,963
EAFE Equity Index              0.25 of 1%                       68,584
Small Cap Index                0.15 of 1%                       34,759

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses based upon the average daily net assets of the Portfolio. For the period ended December 31, 1996, expenses of the Portfolios have been reduced based on the expense limits as follows:

                               EXPENSES
PORTFOLIO                     ANNUAL RATE                   REDUCED
-----------------             -----------               --------------
Equity 500 Index               0.08 of 1%                  $   870,024
EAFE Equity Index              0.35 of 1%                       30,591
Small Cap Index                0.20 of 1%                       26,968

On November 1, 1996, Bankers Trust agreed to reduce the expense ratio for the Equity 500 Index Portfolio from 0.10 of 1% to 0.08 of 1% of average daily net assets. This reduction changed the annualized expense ratio to 0.096 of 1% of the average daily net assets for the year ended December 31, 1996.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's Distributor.

Certain trustees and officers of the Portfolios are also directors, officers and/or employees of Edgewood and/or Signature. None of the trustees so affiliated received compensation for services as trustees of the Portfolios. Similarly, none of the Portfolios' officers received compensation from the Portfolios.

For the period ended December 31, 1996, the Portfolios paid brokerage commissions of:

                             BROKERAGE
PORTFOLIO                COMMISSIONS PAID
-----------------        ----------------
Equity 500 Index           $      289,791
EAFE Equity Index                  66,791
Small Cap Index                    55,569

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate costs of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended December 31, 1996 were as follows:

                               COST OF                PROCEEDS FROM
PORTFOLIO                     PURCHASES            SALES OF SECURITIES
-----------------          --------------          -------------------
Equity 500 Index           $  679,809,069               $  217,908,533
EAFE Equity Index              39,530,020                    1,008,570
Small Cap Index                82,999,173                    7,026,215

For federal income tax purposes, the tax basis of investments held at December 31, 1996 was $1,370,096,954 for Equity 500 Index Portfolio, $40,274,205
for EAFE Equity Index Portfolio and $78,947,158 for Small Cap Index Portfolio. The aggregate gross unrealized appreciation and depreciation for all investments as of December 31, 1996 were as follows:

                         GROSS UNREALIZED             GROSS UNREALIZED
PORTFOLIO                  APPRECIATION                 DEPRECIATION
-----------------        ----------------             ----------------
Equity 500 Index           $  487,540,984               $   16,152,828
EAFE Equity Index               4,102,545                    2,509,488
Small Cap Index                 7,075,886                    4,009,320

NOTE 4--FUTURES CONTRACTS

A summary of obligations under these financial instruments at December 31, 1996 is as follows:

EQUITY 500 INDEX PORTFOLIO:

                                                                UNREALIZED
TYPE OF FUTURE             EXPIRATION   CONTRACTS   POSITION   DEPRECIATION
------------------------   ----------   ---------   --------   ------------
S&P 500 Index Futures      March 1997      85         Long      $ (117,200)

EAFE EQUITY INDEX PORTFOLIO:

                                                                UNREALIZED
                                                               APPRECIATION
TYPE OF FUTURE             EXPIRATION   CONTRACTS   POSITION  (DEPRECIATION)
------------------------   ----------   ---------   --------   ------------
Eurotop 100 Futures        March 1997       1         Long      $    5,992
Nikkei 300 Index Futures   March 1997       3         Long            (836)

SMALL CAP INDEX PORTFOLIO:

                                                                UNREALIZED
TYPE OF FUTURE             EXPIRATION   CONTRACTS   POSITION   APPRECIATION
------------------------   ----------   ---------   --------   ------------
Russell 2000 Index         March 1997      15         Long      $      400


At December 31, 1996, the Portfolios have segregated $1,545,000, $125,000 and $1,075,000 for the Equity 500 Index Portfolio, EAFE Equity Index Portfolio and Small Cap Index Portfolio, respectively, to cover margin requirements on open futures contracts.

--------------------------------------------------------------------------------
BT PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 5--OPEN FORWARD FOREIGN CURRENCY CONTRACTS

As of December 31, 1996, the EAFE Equity Portfolio had the following open forward foreign currency contracts outstanding:


                                                                                                    NET UNREALIZED
                                                                                                     APPRECIATION
CONTRACTS TO DELIVER          IN EXCHANGE FOR          SETTLEMENT DATE         VALUE (US$)       (DEPRECIATION) (US$)
---------------------------------------------------------------------------------------------------------------------
SALES
---------------------------------------------------------------------------------------------------------------------
ECU               178,292     USD       $  222,000         01/09/97             $  223,097            $   (1,097)
ECU               156,000     DEM          193,420         01/02/97                195,203                (1,783)
ECU               345,635     USD          428,000         01/09/97                432,493                (4,493)
ECU                26,671     USD           33,000         01/09/97                 33,373                  (373)
ECU               156,000     USD          193,362         01/09/97                195,203                (1,841)
ECU               428,300     USD          531,011         01/09/97                535,932                (4,921)
GBP                70,752     USD          116,000         01/09/97                121,077                (5,077)
GBP               166,700     USD          281,856         01/09/97                285,274                (3,418)
JPY            16,025,660     ECU          141,250         01/09/97                138,069                 3,181
JPY            31,000,000     USD          267,472         01/09/97                267,080                   392
---------------------------------------------------------------------------------------------------------------------
                                                                               TOTAL SALES            $  (19,430)
---------------------------------------------------------------------------------------------------------------------
PURCHASES
---------------------------------------------------------------------------------------------------------------------
AUD                40,600     USD      $    32,331         01/06/97             $   32,249            $      (82)
BEF             1,305,300     USD           40,728         01/08/97                 41,093                   365
CHF               158,800     USD          117,630         01/03/97                118,260                   630
DEM               300,768     ECU          193,420         01/02/97                195,164                 1,744
DKK               166,600     USD           27,983         01/03/97                 28,243                   260
ECU               156,000     USD          193,284         01/02/97                195,203                 1,919
ECU               366,000     USD          462,657         01/09/97                457,976                (4,681)
ECU               113,000     JPY          141,250         01/09/97                141,397                   147
ECU               311,690     USD          385,000         01/09/97                390,018                 5,018
ECU               344,208     USD          427,000         01/09/97                430,707                 3,707
ESP             6,127,000     USD           46,730         01/08/97                 47,104                   374
FIM                64,600     USD           13,897         01/02/97                 14,016                   119
FRF               750,400     USD          143,236         01/31/97                144,341                 1,105
GBP               206,400     USD          349,000         01/06/97                353,212                 4,212
GBP               122,000     USD          203,618         01/09/97                208,779                 5,161
GBP                36,019     USD           60,000         01/09/97                 61,639                 1,639
GBP                79,428     USD          133,000         01/09/97                135,925                 2,925
IEP                 6,900     USD           11,550         01/06/97                 11,678                   128
ITL           107,590,000     USD           70,373         01/07/97                 70,760                   387
JPY            30,785,000     USD          265,541         01/07/97                265,228                  (313)
JPY            40,050,000     USD          357,589         01/09/97                345,050               (12,539)
JPY            17,071,500     USD          150,000         01/09/97                147,079                (2,921)
MYR               188,400     USD           74,537         01/08/97                 74,598                    61
NLG               185,400     USD          106,137         01/03/97                107,180                 1,043
NOK                69,600     USD           10,787         01/03/97                 10,900                   113
SEK               350,300     USD           50,938         01/03/97                 51,303                   365
---------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL PURCHASES            $   10,886
---------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL DEPRECIATION            $   (8,544)
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BT PORTFOLIOS

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of Equity 500 Index Portfolio and BT Investment Portfolios:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Equity 500 Index Portfolio and the EAFE Equity Index and Small Cap Index Portfolios (two of the Portfolios comprising BT Investment Portfolios) as of December 31, 1996, and the related statement of operations for the periods then ended, the statement of changes in net assets for each of the two years in the period then ended for the Equity 500 Index Portfolio, for the period January 24, 1996 (commencement of operations) to December 31, 1996 for the EAFE Equity Index Portfolio and for the period July 1, 1996 (commencement of operations) to December 31, 1996 for the Small Cap Index Portfolio and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
January 27, 1997


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BT PYRAMID MUTUAL AND ADVISOR FUNDS
BT INVESTMENT EQUITY 500 INDEX FUND
EAFE EQUITY INDEX FUND
SMALL CAP INDEX FUND



For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the BT Pyramid Mutual and Advisor Funds may be obtained by calling or writing to Investors Fiduciary Trust Company or Edgewood Services,Inc., the primary Servicing Agent and Distributor, respectively, of BT Pyramid Mutual and Advisor Funds:

BT PYRAMID MUTUAL AND ADVISOR FUNDS
DST Systems, Inc.
210 West 10th St.
Kansas City, MO  64105


BT PYRAMID MUTUAL AND ADVISOR FUNDS
Edgewood Securities, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


You may write to the BT Pyramid Mutual and Advisor Funds at the following address:
BT PYRAMID MUTUAL AND ADVISOR FUNDS
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897